JPMorgan Income Builder Fund
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 40.4%
Australia — 0.8%
AGL Energy Ltd.	1,267	10,382
APA Group	390	2,621
Atlas Arteria Ltd.	324	1,370
Bendigo & Adelaide Bank Ltd.	407	2,565
BHP Group Ltd.	114	3,562
CSR Ltd.	699	2,694
Glencore plc	998	6,067
Goodman Group, REIT	207	2,865
Insignia Financial Ltd.	750	1,508
Mirvac Group, REIT	2,379	3,750
Origin Energy Ltd.	427	2,431
Rio Tinto Ltd.	133	10,506
Rio Tinto plc	210	13,854
Sonic Healthcare Ltd.	111	2,632
Stockland, REIT	703	1,998
Telstra Group Ltd.	1,011	2,892
Woodside Energy Group Ltd.	250	6,451
Woolworths Group Ltd.	136	3,541
		81,689
Austria — 0.1%
ANDRITZ AG	51	2,715
Erste Group Bank AG	50	1,886
OMV AG	71	3,178
		7,779
Belgium — 0.1%
Ageas SA	75	3,201
Euronav NV	83	1,365
KBC Group NV	27	2,005
Proximus SADP	313	2,398
Warehouses De Pauw CVA	69	2,037
		11,006
Brazil — 0.4%
B3 SA - Brasil Bolsa Balcao	2,256	7,117
Banco do Brasil SA	641	6,540
BB Seguridade Participacoes SA	451	2,970
Itau Unibanco Holding SA (Preference)	1,892	11,449
TIM SA	2,028	6,129
Yara International ASA	35	1,437
		35,642
Canada — 1.9%
Agnico Eagle Mines Ltd.	84	4,403
Algonquin Power & Utilities Corp.	222	1,831
Allied Properties, REIT	88	1,457
AltaGas Ltd.	112	2,204
Atco Ltd., Class I	81	2,325

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Canada — continued
Bank of Nova Scotia (The)	128	6,464
Barrick Gold Corp.	320	5,522
BCE, Inc.	200	8,656
Canadian Apartment Properties, REIT	99	3,848
Canadian Imperial Bank of Commerce	127	5,608
Canadian Natural Resources Ltd.	51	3,094
Canadian Tire Corp. Ltd., Class A	23	3,222
Canadian Utilities Ltd., Class A	304	7,558
Capital Power Corp.	78	2,447
Chartwell Retirement Residences	262	1,987
Emera, Inc.	66	2,677
Enbridge, Inc.	249	9,165
Fortis, Inc. (a)	233	9,910
Gibson Energy, Inc.	150	2,448
Great-West Lifeco, Inc.	255	7,694
Hydro One Ltd. (a) (b)	254	7,160
IGM Financial, Inc.	103	3,223
Keyera Corp.	129	3,232
Manulife Financial Corp.	380	7,591
Northland Power, Inc.	116	2,240
Nutrien Ltd.	84	5,778
Pembina Pipeline Corp.	288	9,103
Power Corp. of Canada	259	7,344
Restaurant Brands International, Inc.	96	7,312
Sienna Senior Living, Inc.	132	1,152
Superior Plus Corp.	259	1,941
TC Energy Corp.	202	7,251
TELUS Corp.	442	7,873
Toronto-Dominion Bank (The)	174	11,468
Tourmaline Oil Corp.	157	8,117
TransAlta Renewables, Inc.	215	2,190
		185,495
Chile — 0.1%
Banco Santander Chile, ADR	315	6,647
China — 2.3%
China Construction Bank Corp., Class H	18,039	10,514
China Merchants Bank Co. Ltd., Class H	2,412	11,997
China Overseas Land & Investment Ltd.	1,593	3,780
China Petroleum & Chemical Corp., Class H	16,512	9,247
China Resources Gas Group Ltd.	1,492	5,168
China Resources Land Ltd.	2,090	9,752
Fuyao Glass Industry Group Co. Ltd., Class A	583	3,095
Fuyao Glass Industry Group Co. Ltd., Class H (b)	1,614	7,191
Guangdong Investment Ltd.	2,818	2,440
Haier Smart Home Co. Ltd., Class A	907	3,142
Haier Smart Home Co. Ltd., Class H	4,231	13,912

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Huayu Automotive Systems Co. Ltd., Class A	2,430	6,718
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	4,698	18,868
JD.com, Inc., Class A	518	10,731
Joyoung Co. Ltd., Class A	1,095	2,437
Midea Group Co. Ltd., Class A	1,105	9,184
NetEase, Inc.	1,046	22,778
NXP Semiconductors NV	71	15,788
Ping An Insurance Group Co. of China Ltd., Class H	1,788	13,032
Shenzhou International Group Holdings Ltd.	561	5,954
Tingyi Cayman Islands Holding Corp.	5,288	8,166
Topsports International Holdings Ltd. (b)	3,743	3,460
Wuliangye Yibin Co. Ltd., Class A	535	13,594
Xinyi Glass Holdings Ltd.	3,236	5,385
Yum China Holdings, Inc.	27	1,681
Zhejiang Supor Co. Ltd., Class A	531	3,716
		221,730
Denmark — 0.3%
AP Moller - Maersk A/S, Class B	2	3,461
D/S Norden A/S	46	2,328
Danske Bank A/S	88	2,086
Novo Nordisk A/S, Class B	101	16,319
		24,194
Egypt — 0.0% ^
Energean plc	155	2,307
Finland — 0.6%
Elisa OYJ	98	5,085
Fortum OYJ	381	5,153
Kone OYJ, Class B	68	3,511
Konecranes OYJ	53	1,921
Metso OYJ	229	2,602
Nordea Bank Abp	1,773	20,067
Orion OYJ, Class B	104	4,007
Outokumpu OYJ	487	2,518
Sampo OYJ, Class A	73	3,229
TietoEVRY OYJ	73	1,872
UPM-Kymmene OYJ	174	5,768
Wartsila OYJ Abp	273	3,429
		59,162
France — 1.5%
Amundi SA (b)	37	2,263
AXA SA	178	5,464
BNP Paribas SA	87	5,702
Cie de Saint-Gobain	64	4,314
Cie Generale des Etablissements Michelin SCA	250	8,189
Coface SA	197	2,890

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Danone SA	35	2,153
Engie SA	479	7,856
Gaztransport Et Technigaz SA	25	3,008
Klepierre SA, REIT	260	6,897
Legrand SA	85	8,519
LVMH Moet Hennessy Louis Vuitton SE	19	17,972
Orange SA	539	6,096
Publicis Groupe SA	54	4,358
Rexel SA	108	2,609
Rubis SCA	99	2,448
Societe Generale SA	77	2,105
TotalEnergies SE	256	15,573
Veolia Environnement SA	76	2,475
Verallia SA (b)	32	1,400
Vinci SA	198	23,305
Vivendi SE	424	3,783
		139,379
Germany — 1.2%
Allianz SE (Registered)	103	24,576
BASF SE	63	3,396
Bayerische Motoren Werke AG	45	5,495
Covestro AG * (b)	46	2,485
Daimler Truck Holding AG	80	2,987
Deutsche Telekom AG (Registered)	388	8,460
DHL Group	190	9,792
E.ON SE	583	7,371
Freenet AG	211	5,225
HOCHTIEF AG	32	3,112
LEG Immobilien SE *	68	4,782
Mercedes-Benz Group AG	83	6,648
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	33	12,453
Siemens AG (Registered)	25	4,294
Telefonica Deutschland Holding AG	2,597	6,996
Vonovia SE	505	11,765
		119,837
Hong Kong — 0.4%
CK Asset Holdings Ltd.	329	1,902
CK Infrastructure Holdings Ltd.	470	2,491
CLP Holdings Ltd.	328	2,670
Hang Seng Bank Ltd.	327	5,003
HK Electric Investments & HK Electric Investments Ltd. (b)	1,240	772
HKBN Ltd.	1,819	994
HKT Trust & HKT Ltd.	1,969	2,326
Hong Kong & China Gas Co. Ltd.	2,076	1,781
Hong Kong Exchanges & Clearing Ltd.	194	8,179
New World Development Co. Ltd.	1,293	3,198

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Orient Overseas International Ltd.	172	2,874
PCCW Ltd.	3,819	1,953
Power Assets Holdings Ltd.	498	2,610
Swire Properties Ltd.	638	1,600
VTech Holdings Ltd.	221	1,379
WH Group Ltd. (b)	3,630	1,981
Yue Yuen Industrial Holdings Ltd.	1,077	1,443
		43,156
India — 0.4%
Embassy Office Parks, REIT	423	1,605
HCL Technologies Ltd.	768	10,435
Infosys Ltd., ADR	1,068	17,787
Tata Consultancy Services Ltd.	105	4,391
		34,218
Indonesia — 0.4%
Bank Rakyat Indonesia Persero Tbk. PT	55,146	20,647
Telkom Indonesia Persero Tbk. PT	55,369	13,641
		34,288
Ireland — 0.1%
Ardmore Shipping Corp.	74	1,040
CRH plc	82	4,906
		5,946
Israel — 0.0% ^
Bezeq The Israeli Telecommunication Corp. Ltd.	1,481	1,959
Italy — 0.8%
A2A SpA	1,629	3,108
ACEA SpA	58	708
Assicurazioni Generali SpA	384	8,170
Azimut Holding SpA	110	2,600
Banca Generali SpA	75	2,793
Banca Mediolanum SpA	664	6,450
BFF Bank SpA (b)	237	2,676
Enel SpA	1,636	11,283
Eni SpA	349	5,328
Hera SpA	901	2,798
Intesa Sanpaolo SpA	4,098	11,850
Iren SpA	839	1,699
Italgas SpA	460	2,712
Mediobanca Banca di Credito Finanziario SpA	197	2,623
Poste Italiane SpA (b)	279	3,190
Snam SpA	569	2,994
Terna - Rete Elettrica Nazionale	352	2,974

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Italy — continued
UniCredit SpA	211	5,347
Unipol Gruppo SpA	318	1,771
		81,074
Japan — 1.6%
Aozora Bank Ltd.	302	6,213
Bridgestone Corp.	259	10,743
Canon, Inc.	115	2,970
Chubu Electric Power Co., Inc.	104	1,307
Comforia Residential REIT, Inc., REIT	1	2,336
Dai Nippon Printing Co. Ltd.	129	3,667
Daiwa House Industry Co. Ltd.	82	2,237
Electric Power Development Co. Ltd.	283	4,483
ENEOS Holdings, Inc.	698	2,533
FANUC Corp.	275	8,404
Frontier Real Estate Investment Corp., REIT	1	2,572
Hokkaido Electric Power Co., Inc. *	283	1,318
Idemitsu Kosan Co. Ltd.	246	5,197
Japan Metropolitan Fund Invest, REIT	5	3,512
Japan Post Holdings Co. Ltd.	572	4,177
Kansai Electric Power Co., Inc. (The)	496	6,516
KDDI Corp.	94	2,764
Kenedix Office Investment Corp., REIT	1	2,487
Kirin Holdings Co. Ltd.	183	2,697
Kyushu Railway Co.	179	3,918
Mitsubishi Chemical Group Corp.	862	5,155
Nippon Prologis REIT, Inc., REIT	1	2,904
Nippon Steel Corp.	186	4,258
Nippon Telegraph & Telephone Corp.	7,448	8,541
Okinawa Electric Power Co., Inc. (The) *	95	772
Sharp Corp. *	337	2,001
Shin-Etsu Chemical Co. Ltd.	255	8,391
SoftBank Corp.	855	9,493
Sumitomo Forestry Co. Ltd.	89	2,150
Takeda Pharmaceutical Co. Ltd.	197	6,020
Tokio Marine Holdings, Inc.	377	8,681
Tokyo Electron Ltd.	88	13,193
Tokyu Fudosan Holdings Corp.	354	2,103
United Urban Investment Corp., REIT	2	2,290
		156,003
Luxembourg — 0.1%
ArcelorMittal SA	107	3,089
Intelsat SA ‡ *	270	6,422
		9,511
Mexico — 0.5%
Bolsa Mexicana de Valores SAB de CV	474	1,005
Grupo Financiero Banorte SAB de CV, Class O	1,840	17,444

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Mexico — continued
Kimberly-Clark de Mexico SAB de CV, Class A	1,863	4,395
Southern Copper Corp.	113	9,849
Wal-Mart de Mexico SAB de CV	3,064	12,763
		45,456
Netherlands — 0.7%
ABN AMRO Bank NV, CVA (b)	126	2,148
ASML Holding NV	25	17,479
ASR Nederland NV	55	2,475
BE Semiconductor Industries NV	34	4,074
ING Groep NV	278	4,057
Koninklijke Ahold Delhaize NV	121	4,173
Koninklijke KPN NV	1,628	5,889
NN Group NV	64	2,468
OCI NV	88	2,518
Shell plc	469	14,208
Wolters Kluwer NV	24	3,033
		62,522
New Zealand — 0.1%
Contact Energy Ltd.	499	2,578
Spark New Zealand Ltd.	1,703	5,483
		8,061
Norway — 0.3%
Aker BP ASA	47	1,326
DNB Bank ASA	131	2,705
Equinor ASA	354	10,815
Norsk Hydro ASA	671	4,394
SFL Corp. Ltd.	292	2,876
Telenor ASA	853	9,132
		31,248
Poland — 0.1%
Powszechny Zaklad Ubezpieczen SA	885	8,953
Portugal — 0.1%
EDP - Energias de Portugal SA	542	2,534
Jeronimo Martins SGPS SA	70	1,893
Navigator Co. SA (The)	540	1,893
NOS SGPS SA	290	1,102
Redes Energeticas Nacionais SGPS SA	416	1,137
		8,559
Russia — 0.0% ^
Moscow Exchange MICEX-RTS PJSC ‡	2,553	61
Severstal PAO, GDR ‡ * (b)	132	42
Severstal PAO, GDR ‡ * (b)	10	3
		106

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Saudi Arabia — 0.1%
Al Rajhi Bank	286	5,683
Saudi National Bank (The)	527	5,419
		11,102
Singapore — 0.4%
BW LPG Ltd. (b)	257	2,754
CapitaLand Ascendas, REIT	2,302	4,867
CapitaLand Integrated Commercial Trust, REIT	3,436	5,276
DBS Group Holdings Ltd.	460	11,874
Digital Core REIT Management Pte. Ltd., REIT	2,214	1,108
Keppel Infrastructure Trust	2,526	968
NETLINK NBN TRUST (b)	2,470	1,598
Singapore Exchange Ltd.	1,161	8,485
Singapore Telecommunications Ltd.	1,500	3,008
		39,938
South Africa — 0.6%
Anglo American plc	232	7,126
AVI Ltd.	233	929
Bid Corp. Ltd.	337	7,986
Bidvest Group Ltd. (The)	423	6,564
FirstRand Ltd.	1,230	5,005
Sanlam Ltd.	2,579	9,483
Standard Bank Group Ltd.	639	6,826
Vodacom Group Ltd.	1,439	9,503
		53,422
South Korea — 1.0%
ESR Kendall Square REIT Co. Ltd., REIT	254	791
Hana Financial Group, Inc.	80	2,471
KB Financial Group, Inc.	214	8,561
Kia Corp.	141	9,140
LG Uplus Corp.	284	2,227
NCSoft Corp.	10	2,125
Samsung Electronics Co. Ltd.	832	45,595
Shinhan Financial Group Co. Ltd.	299	8,231
SK Telecom Co. Ltd., ADR	70	1,408
SK Telecom Co. Ltd.	347	12,551
		93,100
Spain — 1.0%
Acerinox SA	204	2,149
ACS Actividades de Construccion y Servicios SA	113	3,940
Aena SME SA (b)	18	2,927
Atlantica Sustainable Infrastructure plc	102	2,453
Banco Bilbao Vizcaya Argentaria SA	554	4,393
Banco Santander SA	1,286	5,212
CaixaBank SA	652	2,639
Cellnex Telecom SA (b)	59	2,427

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — continued
Cia de Distribucion Integral Logista Holdings SA	105	2,911
Enagas SA	139	2,465
Endesa SA	431	9,236
Iberdrola SA	1,965	24,528
Industria de Diseno Textil SA	140	5,351
Mapfre SA	1,086	2,257
Merlin Properties Socimi SA, REIT	189	1,757
Naturgy Energy Group SA	324	9,887
Redeia Corp. SA	155	2,591
Repsol SA	382	5,829
Telefonica SA	1,765	7,520
		100,472
Sweden — 0.5%
H & M Hennes & Mauritz AB, Class B	117	1,971
Orron Energy ab * (a)	745	862
Skandinaviska Enskilda Banken AB, Class A	223	2,703
SSAB AB, Class B	430	2,629
Svenska Handelsbanken AB, Class A	216	1,896
Tele2 AB, Class B	1,174	8,834
Telia Co. AB	1,085	2,332
Volvo AB, Class B	1,185	26,137
		47,364
Switzerland — 0.6%
ABB Ltd. (Registered)	158	6,346
Accelleron Industries AG	22	584
Cie Financiere Richemont SA (Registered)	40	6,435
Julius Baer Group Ltd.	59	4,179
Novartis AG (Registered)	177	18,557
Swisscom AG (Registered)	8	4,897
UBS Group AG (Registered)	243	5,390
Zurich Insurance Group AG	27	13,156
		59,544
Taiwan — 1.3%
Accton Technology Corp.	68	830
ASE Technology Holding Co. Ltd.	3,052	11,170
Chailease Holding Co. Ltd. *	421	2,791
Delta Electronics, Inc.	222	2,595
MediaTek, Inc.	85	1,870
Mega Financial Holding Co. Ltd.	2,419	3,102
Novatek Microelectronics Corp.	834	11,279
President Chain Store Corp.	890	7,907
Quanta Computer, Inc.	882	6,709
Realtek Semiconductor Corp.	710	9,751
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	174	17,186
Taiwan Semiconductor Manufacturing Co. Ltd.	2,426	43,808

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
Vanguard International Semiconductor Corp.	2,606	6,425
Wiwynn Corp.	19	1,079
		126,502
Thailand — 0.1%
SCB X PCL	2,798	9,156
Siam Cement PCL (The) (Registered)	522	4,893
		14,049
United Kingdom — 2.5%
3i Group plc	188	4,773
AstraZeneca plc	138	19,816
Aviva plc	578	2,882
B&M European Value Retail SA	491	3,490
Balfour Beatty plc	609	2,731
Barclays plc	1,786	3,544
Barratt Developments plc	1,424	8,338
Bellway plc	57	1,635
Berkeley Group Holdings plc	54	3,015
BP plc	2,641	16,388
Britvic plc	209	2,320
BT Group plc	1,615	2,530
Centrica plc	2,350	4,165
Coca-Cola Europacific Partners plc	159	10,050
Compass Group plc	142	3,689
Direct Line Insurance Group plc	1,882	3,633
Dunelm Group plc	199	2,933
Harbour Energy plc	330	1,130
HSBC Holdings plc	1,379	11,458
IG Group Holdings plc	286	2,596
Imperial Brands plc	298	7,036
InterContinental Hotels Group plc	42	3,076
Investec plc	428	2,688
J Sainsbury plc	842	3,000
Legal & General Group plc	1,273	3,816
Lloyds Banking Group plc	6,505	3,758
LondonMetric Property plc, REIT	1,007	2,388
Man Group plc	937	2,873
Mitie Group plc	1,751	2,284
National Grid plc	221	2,927
NatWest Group plc	818	2,568
Next plc	25	2,295
OSB Group plc	251	1,186
Pagegroup plc	377	2,157
Persimmon plc	120	1,788
RELX plc	356	11,979
Safestore Holdings plc, REIT	292	3,322
Sage Group plc (The)	524	6,306

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Segro plc, REIT	432	4,235
Severn Trent plc	85	2,773
SSE plc	595	12,858
Taylor Wimpey plc	3,228	4,738
Telecom Plus plc	88	1,888
Tesco plc	2,024	6,702
Unilever plc	224	12,015
UNITE Group plc (The), REIT	209	2,604
United Utilities Group plc	226	2,894
Vodafone Group plc	5,228	4,973
WPP plc	551	6,021
		238,264
United States — 17.4%
3M Co.	61	6,836
Abbott Laboratories	22	2,488
AbbVie, Inc.	288	43,118
Accenture plc, Class A	6	1,869
Advance Auto Parts, Inc.	57	4,256
AGNC Investment Corp., REIT	654	6,663
Air Products and Chemicals, Inc.	14	4,378
Alexandria Real Estate Equities, Inc., REIT	52	6,511
American Electric Power Co., Inc.	42	3,551
American Express Co.	19	3,131
American Tower Corp., REIT	22	4,236
Americold Realty Trust, Inc., REIT	134	4,354
Amgen, Inc.	27	6,307
Analog Devices, Inc.	58	11,493
Annaly Capital Management, Inc., REIT	333	6,696
Antero Midstream Corp.	219	2,614
Apple, Inc.	5	1,067
Arthur J Gallagher & Co.	13	2,748
AT&T, Inc.	553	8,025
Avangrid, Inc.	166	6,147
Avista Corp.	70	2,712
Baker Hughes Co.	184	6,588
Bank of America Corp.	722	23,114
Best Buy Co., Inc.	58	4,823
BlackRock, Inc.	4	2,842
Boston Properties, Inc., REIT	164	10,921
Bristol-Myers Squibb Co.	171	10,662
Campbell Soup Co.	134	6,141
Cardinal Health, Inc.	78	7,137
CF Industries Holdings, Inc.	69	5,673
Chesapeake Energy Corp.	54	4,512
Chevron Corp.	198	32,322
Chord Energy Corp.	21	3,311
Chubb Ltd.	25	5,015

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Cigna Group (The)	12	3,620
Cisco Systems, Inc.	143	7,458
Claire's Stores, Inc. ‡ *	4	1,151
Clear Channel Outdoor Holdings, Inc. * (a)	287	517
Clearway Energy, Inc., Class C	82	2,175
Clorox Co. (The)	46	6,989
CME Group, Inc.	171	34,092
CMS Energy Corp.	42	2,569
Coca-Cola Co. (The)	675	41,831
Cogent Communications Holdings, Inc.	45	2,732
Comcast Corp., Class A	635	28,761
Comerica, Inc.	97	5,219
Conagra Brands, Inc.	177	5,820
ConocoPhillips	51	5,948
Consolidated Edison, Inc.	73	6,939
Coterra Energy, Inc.	260	7,162
Crown Castle, Inc., REIT	50	5,379
Cummins, Inc.	27	7,106
Deere & Co.	28	12,153
Devon Energy Corp.	64	3,455
DHT Holdings, Inc.	282	2,774
Digital Realty Trust, Inc., REIT	118	14,696
Dominion Energy, Inc.	119	6,379
Dover Corp.	25	3,595
Dow, Inc.	367	20,750
DT Midstream, Inc.	51	2,702
Duke Energy Corp.	97	9,108
Eastman Chemical Co.	79	6,719
Eaton Corp. plc	53	10,796
Edison International	106	7,601
Eli Lilly & Co.	5	2,195
Emerson Electric Co.	75	6,827
Entergy Corp.	64	6,523
EOG Resources, Inc.	88	11,717
EP Energy Corp. ‡ *	141	988
Equinix, Inc., REIT	16	13,226
Equitrans Midstream Corp.	325	3,372
Equity LifeStyle Properties, Inc.	79	5,610
Evergy, Inc.	157	9,408
Exxon Mobil Corp.	326	34,978
Fastenal Co.	127	7,416
Federal Realty Investment Trust, REIT	114	11,571
Ferguson plc	24	3,899
FirstEnergy Corp.	72	2,847
Ford Motor Co.	263	3,475
Frontier Communications Parent, Inc. * (a)	122	2,216
General Dynamics Corp.	19	4,235

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
General Mills, Inc.	68	5,066
Genuine Parts Co.	41	6,355
Gilead Sciences, Inc.	86	6,564
Goodman Networks, Inc. ‡ *	53	—
GSK plc	749	13,326
Gulfport Energy Corp. *	57	5,883
Hasbro, Inc.	76	4,910
Hawaiian Electric Industries, Inc.	73	2,788
Healthpeak Properties, Inc., REIT	320	6,986
Hewlett Packard Enterprise Co.	436	7,571
Holcim Ltd.	72	5,007
Home Depot, Inc. (The)	15	5,042
Host Hotels & Resorts, Inc., REIT	368	6,770
HP, Inc.	64	2,113
iHeartMedia, Inc., Class A *	122	578
Intel Corp.	206	7,384
International Business Machines Corp.	66	9,575
International Flavors & Fragrances, Inc.	82	6,933
International Paper Co.	202	7,267
Interpublic Group of Cos., Inc. (The)	187	6,401
Invitation Homes, Inc.	260	9,220
Iron Mountain, Inc., REIT	133	8,186
J M Smucker Co. (The)	35	5,231
Johnson & Johnson	199	33,316
Juniper Networks, Inc.	228	6,349
Kellogg Co.	96	6,446
Keurig Dr Pepper, Inc.	270	9,193
KeyCorp	660	8,119
Kilroy Realty Corp., REIT	56	2,007
Kimberly-Clark Corp.	53	6,788
Kimco Realty Corp., REIT	421	8,527
Kinder Morgan, Inc.	1,027	18,190
Kraft Heinz Co. (The)	190	6,882
Laureate Education, Inc., Class A	224	2,868
Lowe's Cos., Inc.	36	8,359
Lumen Technologies, Inc.	1,292	2,313
LyondellBasell Industries NV, Class A	80	7,870
Mallinckrodt plc * (a)	72	116
Marathon Petroleum Corp.	58	7,706
Marriott International, Inc., Class A	43	8,687
McDonald's Corp.	43	12,554
Medtronic plc	30	2,593
Merck & Co., Inc.	235	25,036
Microsoft Corp.	10	3,505
Mondelez International, Inc., Class A	54	4,038
Moran Foods Backstop Equity ‡ *	148	148
Morgan Stanley	23	2,133

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Motorola Solutions, Inc.	23	6,562
MYT Holding LLC ‡ *	1,342	637
Nestle SA (Registered)	248	30,401
NetApp, Inc.	85	6,620
New Fortress Energy, Inc.	86	2,447
Newmont Corp.	148	6,370
NextEra Energy, Inc.	180	13,164
NMG, Inc. ‡ * (a)	41	5,219
NMG, Inc. ‡ *	4	554
NNN REIT, Inc., REIT	41	1,743
Nordic American Tankers Ltd.	639	2,805
Norfolk Southern Corp.	15	3,559
Northrop Grumman Corp.	6	2,464
NorthWestern Corp.	52	2,914
NRG Energy, Inc.	70	2,670
OGE Energy Corp.	72	2,586
Omnicom Group, Inc.	77	6,535
ONE Gas, Inc.	31	2,436
ONEOK, Inc.	158	10,620
Oracle Corp.	85	10,006
PACCAR, Inc.	32	2,755
Packaging Corp. of America	47	7,252
Parker-Hannifin Corp.	4	1,741
PepsiCo, Inc.	23	4,302
Pfizer, Inc.	93	3,366
Philip Morris International, Inc.	112	11,190
Phillips 66	72	8,004
Pinnacle West Capital Corp.	125	10,386
Pioneer Natural Resources Co.	34	7,610
PNC Financial Services Group, Inc. (The)	19	2,656
PPG Industries, Inc.	25	3,590
PPL Corp.	158	4,354
Procter & Gamble Co. (The)	164	25,658
Progressive Corp. (The)	95	11,937
Prologis, Inc., REIT	288	35,918
Prudential Financial, Inc.	68	6,582
Public Service Enterprise Group, Inc.	250	15,772
Public Storage, REIT	59	16,664
Realty Income Corp.	104	6,368
Regency Centers Corp., REIT	103	6,743
Republic Services, Inc.	16	2,356
Rexford Industrial Realty, Inc., REIT	106	5,853
Roche Holding AG	86	26,638
Ross Stores, Inc.	81	9,264
RTX Corp.	125	11,029
Sabra Health Care REIT, Inc., REIT	139	1,810
Sanofi	38	4,009

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Schneider Electric SE	38	6,763
Seagate Technology Holdings plc	121	7,686
Shenandoah Telecommunications Co.	54	1,002
Simon Property Group, Inc., REIT	64	7,986
Sirius XM Holdings, Inc.	1,096	5,588
Southern Co. (The)	137	9,874
Steel Dynamics, Inc.	48	5,121
Stellantis NV	384	7,872
Stellantis NV	141	2,888
Sun Communities, Inc., REIT	64	8,294
Sysco Corp.	37	2,843
T. Rowe Price Group, Inc.	58	7,189
Telephone and Data Systems, Inc.	323	2,591
Texas Instruments, Inc.	145	26,074
TJX Cos., Inc. (The)	42	3,639
UDR, Inc., REIT	207	8,477
UGI Corp.	70	1,894
United Parcel Service, Inc., Class B	155	29,055
UnitedHealth Group, Inc.	35	17,918
US Bancorp	95	3,754
Valero Energy Corp.	57	7,306
Ventas, Inc., REIT	236	11,428
Verizon Communications, Inc.	290	9,870
VF Corp.	62	1,223
VICI Properties, Inc., REIT	746	23,497
VMware, Inc., Class A *	11	1,653
Walgreens Boots Alliance, Inc.	196	5,888
Walmart, Inc.	19	3,085
Wells Fargo & Co.	33	1,521
Welltower, Inc., REIT	172	14,101
Weyerhaeuser Co., REIT	210	7,153
Williams Cos., Inc. (The)	305	10,497
Windstream Holdings, Inc. ‡ *	4	30
WP Carey, Inc., REIT	144	9,706
Xcel Energy, Inc.	207	13,010
Yum! Brands, Inc.	46	6,372
		1,668,826
Total Common Stocks (Cost $3,318,308)		3,878,510
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 34.0%
Australia — 0.1%
Australia & New Zealand Banking Group Ltd. (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (c) (d) (e) (f) (g)	3,376	3,365
FMG Resources August 2006 Pty. Ltd.
4.50%, 9/15/2027 (c)	218	204

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Australia — continued
4.38%, 4/1/2031 (c)	1,452	1,249
6.13%, 4/15/2032 (c)	241	231
Glencore Funding LLC
2.50%, 9/1/2030 (a) (c)	180	147
2.63%, 9/23/2031 (c)	63	50
Macquarie Group Ltd.
6.21%, 11/22/2024 (c)	4,200	4,199
(SOFR + 0.69%), 1.20%, 10/14/2025 (c) (g)	1,293	1,218
Mineral Resources Ltd.
8.13%, 5/1/2027 (c)	150	150
8.00%, 11/1/2027 (c)	149	149
8.50%, 5/1/2030 (c)	750	758
NBN Co. Ltd. 2.63%, 5/5/2031 (b)	300	250
		11,970
Austria — 0.0% ^
ams-OSRAM AG 7.00%, 7/31/2025 (c)	1,280	1,123
Azerbaijan — 0.0% ^
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (b)	950	964
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030 (b)	1,180	1,220
		2,184
Bahrain — 0.0% ^
Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027 (b)	1,150	1,170
Belgium — 0.0% ^
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/2030	174	161
4.38%, 4/15/2038	420	389
KBC Group NV
(EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024 (b) (d) (e) (f) (g)	EUR1,800	1,939
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (c) (g)	200	200
		2,689
Brazil — 0.0% ^
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (c)	287	282
CSN Resources SA 4.63%, 6/10/2031 (c)	450	354
Guara Norte SARL 5.20%, 6/15/2034 (c)	306	273
Klabin Austria GmbH 7.00%, 4/3/2049 (b)	1,150	1,131
MV24 Capital BV 6.75%, 6/1/2034 (c)	572	525
Nexa Resources SA 5.38%, 5/4/2027 (b)	580	544
Petrobras Global Finance BV 6.85%, 6/5/2115	300	264
Vale Overseas Ltd. 3.75%, 7/8/2030	57	51
		3,424
Canada — 1.8%
1011778 BC ULC
3.88%, 1/15/2028 (c)	1,790	1,639
3.50%, 2/15/2029 (c)	1,351	1,187

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
4.00%, 10/15/2030 (c)	3,675	3,158
Athabasca Oil Corp. 9.75%, 11/1/2026 (c)	321	331
ATS Corp. 4.13%, 12/15/2028 (c)	1,494	1,336
Bank of Montreal
(SOFRINDX + 0.27%), 5.61%, 9/15/2023 (g)	1,358	1,358
5.20%, 12/12/2024	4,215	4,191
Series H, 4.70%, 9/14/2027	105	103
Bank of Nova Scotia (The)
3.40%, 2/11/2024	655	647
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025 (d) (e) (f) (g)	2,497	2,365
5.45%, 6/12/2025	1,000	997
4.75%, 2/2/2026	290	286
1.30%, 9/15/2026	280	248
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.62%, 10/27/2081 (d) (g)	1,900	1,376
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.62%, 10/27/2082 (d) (g)	5,754	5,984
Baytex Energy Corp.
8.75%, 4/1/2027 (c)	4,909	5,031
8.50%, 4/30/2030 (c)	3,820	3,871
Bombardier, Inc. 7.88%, 4/15/2027 (c)	6,149	6,130
Emera US Finance LP 2.64%, 6/15/2031	75	60
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (g)	15,883	15,446
Enbridge, Inc.
3.50%, 6/10/2024	589	577
Series 16-A, (3-MONTH CME TERM SOFR + 4.15%), 6.00%, 1/15/2077 (g)	2,237	2,113
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (g)	11,810	10,796
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (g)	5,424	5,480
Federation des Caisses Desjardins du Quebec
(SOFRINDX + 1.09%), 5.28%, 1/23/2026 (c) (g)	1,415	1,398
4.55%, 8/23/2027 (c)	4,320	4,191
5.70%, 3/14/2028 (c)	1,205	1,213
Garda World Security Corp. 4.63%, 2/15/2027 (c)	2,751	2,541
GFL Environmental, Inc.
4.25%, 6/1/2025 (c)	2,670	2,589
3.75%, 8/1/2025 (c)	3,393	3,244
4.00%, 8/1/2028 (c)	3,647	3,264
4.75%, 6/15/2029 (c)	2,550	2,326
New Gold, Inc. 7.50%, 7/15/2027 (c)	471	450
NOVA Chemicals Corp.
4.88%, 6/1/2024 (c)	5,320	5,186
5.00%, 5/1/2025 (c)	3,760	3,611
5.25%, 6/1/2027 (c)	4,226	3,806
Open Text Holdings, Inc.
4.13%, 2/15/2030 (c)	201	172
4.13%, 12/1/2031 (c)	1,162	963
Precision Drilling Corp.
7.13%, 1/15/2026 (c)	3,749	3,715
6.88%, 1/15/2029 (c)	1,018	960

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Ritchie Bros Holdings, Inc.
6.75%, 3/15/2028 (c)	1,062	1,075
7.75%, 3/15/2031 (c)	1,769	1,844
Rogers Communications, Inc.
3.80%, 3/15/2032	135	117
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (c) (g)	7,435	6,858
Royal Bank of Canada
(SOFRINDX + 0.30%), 5.62%, 1/19/2024 (g)	718	717
4.95%, 4/25/2025	1,000	989
4.88%, 1/12/2026	3,350	3,325
5.20%, 7/20/2026 (a)	800	800
Superior Plus LP 4.50%, 3/15/2029 (c)	1,621	1,425
Taseko Mines Ltd. 7.00%, 2/15/2026 (c)	72	67
Toronto-Dominion Bank (The)
5.53%, 7/17/2026	2,955	2,968
4.69%, 9/15/2027	95	93
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.12%, 10/31/2082 (d) (g)	14,535	14,932
TransAlta Corp.
7.75%, 11/15/2029	988	1,025
6.50%, 3/15/2040	114	109
TransCanada PipeLines Ltd. 4.75%, 5/15/2038	119	106
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (g)	5,204	4,855
(SOFR + 4.42%), 5.50%, 9/15/2079 (g)	9,787	8,324
Vermilion Energy, Inc. 6.88%, 5/1/2030 (a) (c)	1,174	1,089
Videotron Ltd.
5.13%, 4/15/2027 (c)	264	255
3.63%, 6/15/2029 (c)	3,497	3,042
		168,354
China — 0.3%
Central Plaza Development Ltd.
3.85%, 7/14/2025 (b)	200	166
4.65%, 1/19/2026 (b)	2,100	1,705
China Oil & Gas Group Ltd. 4.70%, 6/30/2026 (b)	1,200	1,009
Chong Hing Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 5.70%, 7/15/2024 (b) (d) (e) (f) (g)	950	927
Country Garden Holdings Co. Ltd.
8.00%, 1/27/2024 (b)	200	71
6.15%, 9/17/2025 (b)	2,700	547
7.25%, 4/8/2026 (b)	800	138
5.13%, 1/14/2027 (b)	3,600	559
3.30%, 1/12/2031 (b)	1,000	140
ENN Clean Energy International Investment Ltd. 3.38%, 5/12/2026 (b)	1,700	1,568
Franshion Brilliant Ltd. 4.25%, 7/23/2029 (b)	400	302
Gemdale Ever Prosperity Investment Ltd. 4.95%, 8/12/2024 (b)	700	472
Greentown China Holdings Ltd. 5.65%, 7/13/2025 (b)	1,200	1,011
Huarong Finance 2017 Co. Ltd. 4.75%, 4/27/2027 (b)	800	699

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
China — continued
Huarong Finance 2019 Co. Ltd. 3.25%, 11/13/2024 (b)	700	663
Huarong Finance II Co. Ltd.
5.00%, 11/19/2025 (b)	2,500	2,327
4.63%, 6/3/2026 (b)	1,500	1,348
Longfor Group Holdings Ltd.
4.50%, 1/16/2028 (b)	200	154
3.95%, 9/16/2029 (b)	400	287
New Metro Global Ltd.
4.80%, 12/15/2024 (b)	1,100	614
4.63%, 10/15/2025 (b)	1,300	596
Prosus NV 3.83%, 2/8/2051 (b)	500	306
RKPF Overseas Ltd.
6.70%, 9/30/2024 (b)	2,700	1,863
5.20%, 1/12/2026 (b)	1,900	869
Shandong Iron And Steel Xinheng International Co. Ltd. 4.80%, 7/28/2024 (b)	950	923
Shui On Development Holding Ltd.
5.50%, 3/3/2025 (b)	2,150	1,324
5.50%, 6/29/2026 (b)	400	226
Vanke Real Estate Hong Kong Co. Ltd. 3.98%, 11/9/2027 (b)	400	341
West China Cement Ltd. 4.95%, 7/8/2026 (b)	1,900	1,432
Yanlord Land HK Co. Ltd. 6.80%, 2/27/2024 (b)	3,400	3,196
Yunda Holding Investment Ltd. 2.25%, 8/19/2025 (b)	600	540
Zhongsheng Group Holdings Ltd. 3.00%, 1/13/2026 (b)	450	412
		26,735
Colombia — 0.0% ^
Ecopetrol SA
5.38%, 6/26/2026	760	728
8.63%, 1/19/2029	600	617
7.38%, 9/18/2043	412	357
5.88%, 5/28/2045	350	250
		1,952
Denmark — 0.0% ^
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (c) (g)	4,395	4,413
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (c) (g)	200	181
		4,594
Finland — 0.1%
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (c) (d) (e) (f) (g)	6,265	6,058
1.50%, 9/30/2026 (c)	2,615	2,302
		8,360
France — 1.0%
Altice France SA
8.13%, 2/1/2027 (c)	3,219	2,633
5.50%, 1/15/2028 (c)	370	272

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
5.13%, 7/15/2029 (c)	6,515	4,563
5.50%, 10/15/2029 (c)	3,132	2,224
Banque Federative du Credit Mutuel SA
0.65%, 2/27/2024 (c)	1,515	1,470
1.00%, 2/4/2025 (c)	1,108	1,028
4.94%, 1/26/2026 (c)	1,420	1,392
BNP Paribas SA
(3-MONTH CME TERM SOFR + 2.50%), 4.70%, 1/10/2025 (c) (g)	2,080	2,068
3.50%, 11/16/2027 (c)	2,155	1,990
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 9.25%, 11/17/2027 (c) (d) (e) (f) (g)	1,845	1,938
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (c) (d) (e) (f) (g)	6,639	6,608
BPCE SA
4.00%, 9/12/2023 (c)	250	249
(SOFR + 1.52%), 1.65%, 10/6/2026 (c) (g)	8,105	7,338
(SOFR + 2.10%), 5.97%, 1/18/2027 (c) (g)	996	992
3.50%, 10/23/2027 (c)	2,345	2,145
CGG SA 8.75%, 4/1/2027 (a) (c)	500	423
Credit Agricole SA
5.57%, 2/28/2025 (c)	783	776
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (c) (d) (e) (f) (g)	6,572	6,592
(GBP Swap Semi 5 Year + 4.81%), 7.50%, 6/23/2026 (c) (d) (e) (f) (g)	GBP3,130	3,836
4.13%, 1/10/2027 (c)	2,180	2,078
(EUR Swap Annual 5 Year + 4.37%), 4.00%, 12/23/2027 (b) (d) (e) (f) (g)	EUR800	779
5.30%, 7/12/2028 (c)	1,615	1,614
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 4.75%, 3/23/2029 (c) (d) (e) (f) (g)	6,022	4,916
Danone SA 2.59%, 11/2/2023 (c)	352	349
Societe Generale SA
5.00%, 1/17/2024 (c)	4,100	4,069
2.63%, 1/22/2025 (c)	2,225	2,113
4.25%, 4/14/2025 (c)	450	434
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (c) (g)	2,735	2,756
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (c) (d) (e) (f) (g)	10,764	10,951
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (c) (g)	4,934	4,411
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (c) (d) (e) (f) (g)	7,446	5,939
7.37%, 1/10/2053 (c)	3,355	3,355
		92,301
Germany — 0.2%
Bayer US Finance II LLC
3.88%, 12/15/2023 (c)	841	835
4.63%, 6/25/2038 (c)	200	174
Daimler Truck Finance North America LLC
1.13%, 12/14/2023 (c)	717	705
5.20%, 1/17/2025 (c)	1,190	1,183
Deutsche Bank AG
(SOFR + 2.16%), 2.22%, 9/18/2024 (g)	7,620	7,567
(SOFR + 1.87%), 2.13%, 11/24/2026 (g)	5,655	5,124

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Germany — continued
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (h)	286	339
Volkswagen Group of America Finance LLC 4.25%, 11/13/2023 (c)	462	460
		16,387
Guatemala — 0.0% ^
Energuate Trust 5.88%, 5/3/2027 (b)	1,147	1,051
Hong Kong — 0.2%
Bank of East Asia Ltd. (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.53%), 5.83%, 10/21/2025 (b) (d) (e) (f) (g)	1,750	1,534
CAS Capital No. 1 Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.64%), 4.00%, 7/12/2026 (b) (e) (f) (g)	2,500	2,071
Elect Global Investments Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 4.10%, 6/3/2025 (b) (e) (f) (g)	600	537
FWD Group Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.87%), 8.04%, 12/15/2023 (b) (e) (f) (g)	1,200	1,100
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.88%), 6.37%, 9/13/2024 (b) (e) (f) (g)	300	266
FWD Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 6.68%, 2/1/2024 (b) (e) (f) (g)	1,000	896
Melco Resorts Finance Ltd.
5.25%, 4/26/2026 (b)	800	750
5.63%, 7/17/2027 (b)	2,300	2,077
5.75%, 7/21/2028 (b)	600	536
NWD Finance BVI Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 6.20%), 6.15%, 3/16/2025 (b) (e) (f) (g)	1,050	961
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.86%), 4.12%, 3/10/2028 (b) (e) (f) (g)	1,500	1,010
NWD MTN Ltd. 4.13%, 7/18/2029 (b)	1,600	1,297
Prudential Funding Asia plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.52%), 2.95%, 11/3/2033 (b) (g)	1,600	1,355
		14,390
India — 0.3%
ABJA Investment Co. Pte. Ltd. 5.45%, 1/24/2028 (b)	2,000	1,984
Axis Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.32%), 4.10%, 9/8/2026 (b) (d) (e) (f) (g)	700	613
Continuum Energy Levanter Pte. Ltd. 4.50%, 2/9/2027 (b)	1,395	1,294
Greenko Dutch BV 3.85%, 3/29/2026 (b)	1,739	1,580
Greenko Power II Ltd.
4.30%, 12/13/2028 (c)	857	753
4.30%, 12/13/2028 (b)	371	326
Greenko Solar Mauritius Ltd. 5.95%, 7/29/2026 (b)	500	472
Greenko Wind Projects Mauritius Ltd. 5.50%, 4/6/2025 (c)	1,000	965
HDFC Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 3.70%, 8/25/2026 (c) (d) (e) (f) (g)	1,100	959
HPCL-Mittal Energy Ltd.
5.45%, 10/22/2026 (b)	400	385
5.25%, 4/28/2027 (b)	2,100	2,002
India Clean Energy Holdings 4.50%, 4/18/2027 (b)	550	462
India Green Energy Holdings 5.38%, 4/29/2024 (b)	2,950	2,895
India Green Power Holdings 4.00%, 2/22/2027 (b)	2,900	2,590
JSW Infrastructure Ltd.
4.95%, 1/21/2029 (c)	800	700
4.95%, 1/21/2029 (b)	1,200	1,050

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
India — continued
JSW Steel Ltd.
5.38%, 4/4/2025 (b)	2,200	2,150
3.95%, 4/5/2027 (c)	600	533
Network i2i Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.27%), 5.65%, 1/15/2025 (b) (e) (f) (g)	2,900	2,821
ReNew Power Pvt Ltd. 5.88%, 3/5/2027 (b)	303	284
TML Holdings Pte. Ltd. 4.35%, 6/9/2026 (b)	1,000	930
		25,748
Indonesia — 0.1%
Adaro Indonesia PT 4.25%, 10/31/2024 (b)	750	720
Bank Negara Indonesia Persero Tbk. PT (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.47%), 4.30%, 3/24/2027 (b) (d) (e) (f) (g)	1,000	831
Bank Tabungan Negara Persero Tbk. PT 4.20%, 1/23/2025 (b) (d)	1,700	1,596
Cikarang Listrindo Tbk. PT 4.95%, 9/14/2026 (b)	1,600	1,519
Indika Energy Capital III Pte. Ltd. 5.88%, 11/9/2024 (b)	250	244
Indika Energy Capital IV Pte. Ltd. 8.25%, 10/22/2025 (b)	2,700	2,683
Medco Bell Pte. Ltd. 6.38%, 1/30/2027 (b)	800	752
Medco Platinum Road Pte. Ltd. 6.75%, 1/30/2025 (b)	2,200	2,180
Minejesa Capital BV 5.63%, 8/10/2037 (b)	1,000	828
Pertamina Geothermal Energy PT 5.15%, 4/27/2028 (c)	200	199
		11,552
Ireland — 0.2%
AerCap Holdings NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.87%, 10/10/2079 (g)	4,984	4,818
AerCap Ireland Capital DAC
1.15%, 10/29/2023	3,290	3,250
3.15%, 2/15/2024	2,135	2,101
Series 3NC1, 1.75%, 10/29/2024	1,135	1,073
AIB Group plc (SOFR + 3.46%), 7.58%, 10/14/2026 (c) (g)	2,810	2,879
Avolon Holdings Funding Ltd. 3.95%, 7/1/2024 (c)	2,265	2,204
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (c) (g)	2,100	2,092
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (c) (g)	200	175
Cimpress plc 7.00%, 6/15/2026 (a)	1,152	1,087
		19,679
Israel — 0.0% ^
Energian Israel Finance Ltd.
4.88%, 3/30/2026 (b)	210	196
5.38%, 3/30/2028 (b)	220	199
Leviathan Bond Ltd. 6.50%, 6/30/2027 (b)	720	694
		1,089
Italy — 0.1%
Intesa Sanpaolo SpA 7.00%, 11/21/2025 (c)	1,463	1,487
Telecom Italia Capital SA
6.38%, 11/15/2033	1,000	846
6.00%, 9/30/2034	4,901	3,964
7.72%, 6/4/2038	2,225	1,978

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (b) (d) (e) (f) (g)	EUR1,200	1,325
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (c) (g)	200	178
(EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.88%, 6/3/2027 (b) (d) (e) (f) (g)	EUR202	177
		9,955
Japan — 0.2%
Mitsubishi HC Capital, Inc. 3.56%, 2/28/2024 (c)	524	516
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.95%, 7/19/2025 (g)	1,723	1,639
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.72%, 2/20/2026 (g)	295	294
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.13%), 3.84%, 4/17/2026 (a) (g)	932	899
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (g)	1,195	1,064
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (g)	3,000	2,652
Mizuho Financial Group, Inc.
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (a) (g)	1,140	1,063
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (g)	1,210	1,068
Nippon Life Insurance Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 2.75%, 1/21/2051 (c) (g)	3,620	2,971
Sumitomo Life Insurance Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 3.38%, 4/15/2081 (c) (g)	1,000	855
Sumitomo Mitsui Financial Group, Inc. 5.46%, 1/13/2026	200	200
Sumitomo Mitsui Trust Bank Ltd. 5.65%, 3/9/2026 (c)	200	200
Takeda Pharmaceutical Co. Ltd. 2.05%, 3/31/2030	200	166
Universal Entertainment Corp. 8.75%, 12/11/2024 (a) (c) (h)	824	831
		14,418
Kazakhstan — 0.0% ^
KazMunayGas National Co. JSC
5.75%, 4/19/2047 (b)	1,380	1,158
6.38%, 10/24/2048 (b)	1,040	917
Tengizchevroil Finance Co. International Ltd. 4.00%, 8/15/2026 (b)	800	724
		2,799
Luxembourg — 0.2%
Altice Financing SA 5.75%, 8/15/2029 (c)	3,956	2,967
Altice France Holding SA 10.50%, 5/15/2027 (c)	4,794	2,028
INEOS Finance plc 6.75%, 5/15/2028 (a) (c)	1,677	1,600
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (c)	14,996	13,698
Intelsat Jackson Holdings SA, Escrow 5.50%, 8/1/2023 ‡ (i)	10,554	1
		20,294
Macau — 0.2%
Champion Path Holdings Ltd. 4.85%, 1/27/2028 (b)	2,100	1,737
MGM China Holdings Ltd. 4.75%, 2/1/2027 (b)	500	458
Sands China Ltd.
5.63%, 8/8/2025 (h)	1,000	982
5.90%, 8/8/2028 (h)	3,650	3,545
Studio City Finance Ltd.
6.00%, 7/15/2025 (b)	2,400	2,264
6.50%, 1/15/2028 (b)	400	343

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Macau — continued
5.00%, 1/15/2029 (b)	2,350	1,795
Wynn Macau Ltd.
5.50%, 1/15/2026 (b)	2,300	2,153
5.63%, 8/26/2028 (b)	2,600	2,314
		15,591
Malaysia — 0.0% ^
Gohl Capital Ltd. 4.25%, 1/24/2027 (b)	300	280
Mexico — 0.2%
Alfa SAB de CV 6.88%, 3/25/2044 (c)	712	713
Comision Federal de Electricidad 4.68%, 2/9/2051 (b)	300	205
Petroleos Mexicanos
4.63%, 9/21/2023	350	347
4.88%, 1/18/2024	350	345
4.25%, 1/15/2025 (a)	470	445
4.25%, 1/15/2025	550	521
6.88%, 10/16/2025	510	490
6.88%, 8/4/2026 (a)	1,605	1,488
6.49%, 1/23/2027	470	417
5.35%, 2/12/2028	1,900	1,557
6.50%, 1/23/2029	420	349
5.95%, 1/28/2031	1,460	1,080
6.70%, 2/16/2032	1,767	1,360
10.00%, 2/7/2033 (c)	725	671
5.63%, 1/23/2046	1,999	1,175
6.75%, 9/21/2047	850	545
6.35%, 2/12/2048	500	309
7.69%, 1/23/2050	3,227	2,224
6.95%, 1/28/2060	2,100	1,328
		15,569
Morocco — 0.0% ^
OCP SA 6.88%, 4/25/2044 (b)	430	403
Netherlands — 0.5%
ABN AMRO Bank NV (EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025 (b) (d) (e) (f) (g)	EUR6,700	6,791
Cooperatieve Rabobank UA
4.38%, 8/4/2025	1,600	1,550
3.75%, 7/21/2026	1,694	1,598
(EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027 (b) (d) (e) (f) (g)	EUR7,200	7,061
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (c) (g)	2,400	2,114
ING Groep NV
(SOFR + 1.64%), 3.87%, 3/28/2026 (g)	4,885	4,716
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (d) (e) (f) (g)	7,448	6,686
3.95%, 3/29/2027	3,300	3,151
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (d) (e) (f) (g)	5,500	4,147
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.71%), 7.50%, 5/16/2028 (b) (d) (e) (f) (g)	3,940	3,690
Shell International Finance BV 2.75%, 4/6/2030	85	76

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Netherlands — continued
Trivium Packaging Finance BV
5.50%, 8/15/2026 (c) (h)	2,141	2,034
8.50%, 8/15/2027 (c) (h)	2,181	2,098
UPC Broadband Finco BV 4.88%, 7/15/2031 (c)	270	227
		45,939
Norway — 0.1%
DNB Bank ASA
(SOFRINDX + 0.81%), 2.97%, 3/28/2025 (c) (g)	2,955	2,896
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (c) (g)	3,028	2,725
(SOFRINDX + 1.95%), 5.90%, 10/9/2026 (c) (g)	1,531	1,533
		7,154
Panama — 0.0% ^
AES Panama Generation Holdings SRL 4.38%, 5/31/2030 (c)	951	823
Paraguay — 0.0% ^
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034 (c)	374	262
Peru — 0.0% ^
Petroleos del Peru SA
4.75%, 6/19/2032 (c)	1,400	1,066
5.63%, 6/19/2047 (b)	600	397
		1,463
Philippines — 0.0% ^
Globe Telecom, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.53%), 4.20%, 8/2/2026 (b) (e) (f) (g)	1,700	1,579
Rizal Commercial Banking Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.24%), 6.50%, 8/27/2025 (b) (d) (e) (f) (g)	2,700	2,362
		3,941
Singapore — 0.0% ^
GLP Pte. Ltd.
3.88%, 6/4/2025 (b)	1,000	699
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.74%), 4.50%, 5/17/2026 (b) (e) (f) (g)	1,400	523
		1,222
South Africa — 0.0% ^
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023 (b)	1,030	1,028
7.13%, 2/11/2025 (b)	1,150	1,141
Transnet SOC Ltd. 8.25%, 2/6/2028 (c)	1,000	994
		3,163
South Korea — 0.0% ^
Hana Bank (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.41%), 3.50%, 10/19/2026 (c) (d) (e) (f) (g)	250	223
Hanwha Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.85%), 3.38%, 2/4/2032 (b) (g)	900	804
		1,027
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA
0.88%, 9/18/2023	1,000	993

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Spain — continued
(EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024 (b) (d) (e) (f) (g)	EUR2,000	2,164
(EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026 (b) (d) (e) (f) (g)	EUR4,000	4,199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (g)	6,600	6,540
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 5.74%, 6/30/2024 (g)	6,800	6,780
3.50%, 3/24/2025	6,600	6,351
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 4.75%, 11/12/2026 (d) (e) (f) (g)	2,200	1,749
Grifols SA 4.75%, 10/15/2028 (c)	3,524	3,089
Telefonica Emisiones SA 4.67%, 3/6/2038	308	262
		32,127
Sweden — 0.0% ^
Skandinaviska Enskilda Banken AB 1.20%, 9/9/2026 (a) (c)	2,385	2,088
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (d) (e) (f) (g)	3,200	2,523
		4,611
Switzerland — 0.4%
Cloverie plc for Zurich Insurance Co. Ltd. (ICE LIBOR USD 3 Month + 4.92%), 5.63%, 6/24/2046 (b) (g)	2,700	2,639
Credit Suisse AG
4.75%, 8/9/2024	3,250	3,198
3.63%, 9/9/2024	3,360	3,262
UBS Group AG
(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024 (c) (d) (e) (f) (g)	1,494	1,462
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (b) (d) (e) (f) (g)	6,310	6,072
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (b) (d) (e) (f) (g)	1,990	1,847
(SOFR + 1.56%), 2.59%, 9/11/2025 (c) (g)	2,035	1,953
4.13%, 4/15/2026 (c)	7,170	6,861
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.49%, 5/12/2026 (c) (g)	735	714
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.86%), 5.12%, 7/29/2026 (b) (d) (e) (f) (g)	1,577	1,412
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (c) (g)	250	221
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.40%), 4.88%, 2/12/2027 (c) (d) (e) (f) (g)	5,225	4,343
VistaJet Malta Finance plc 9.50%, 6/1/2028 (c)	1,635	1,561
		35,545
Thailand — 0.1%
Bangkok Bank PCL
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.73%), 5.00%, 9/23/2025 (b) (d) (e) (f) (g)	1,200	1,139
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.73%, 9/25/2034 (b) (d) (g)	700	602
Kasikornbank PCL (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.34%, 10/2/2031 (b) (d) (g)	600	534
Krung Thai Bank PCL (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.53%), 4.40%, 3/25/2026 (b) (d) (e) (f) (g)	2,500	2,305
Thaioil Treasury Center Co. Ltd. 4.88%, 1/23/2043 (b)	500	406
TMBThanachart Bank PCL (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.26%), 4.90%, 12/2/2024 (b) (d) (e) (f) (g)	200	191
		5,177
United Kingdom — 1.6%
180 Medical, Inc. 3.88%, 10/15/2029 (c)	2,570	2,250

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (g)	5,035	4,940
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (g)	4,340	4,262
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.37%, 12/15/2025 (b) (d) (e) (f) (g)	GBP400	463
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (d) (e) (f) (g)	3,196	2,972
BAT Capital Corp. 4.39%, 8/15/2037	232	183
BP Capital Markets plc
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 3.89%), 4.25%, 3/22/2027 (b) (e) (f) (g)	GBP2,300	2,619
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (b) (e) (f) (g)	EUR7,400	7,206
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (e) (f) (g)	8,914	8,288
British Telecommunications plc 4.50%, 12/4/2023	835	831
Centrica plc 4.00%, 10/16/2023 (c)	200	199
HSBC Holdings plc
(SOFR + 0.53%), 0.73%, 8/17/2024 (g)	6,545	6,527
(SOFR + 0.58%), 1.16%, 11/22/2024 (g)	5,225	5,136
(3-MONTH CME TERM SOFR + 1.47%), 3.80%, 3/11/2025 (g)	2,140	2,107
(SOFR + 0.71%), 0.98%, 5/24/2025 (g)	2,280	2,180
(SOFR + 1.54%), 1.64%, 4/18/2026 (g)	4,590	4,258
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.00%, 3/7/2028 (d) (e) (f) (g)	10,279	10,341
(EUR Swap Annual 5 Year + 3.84%), 4.75%, 7/4/2029 (b) (d) (e) (f) (g)	EUR330	312
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (d) (e) (f) (g)	7,441	5,938
INEOS Quattro Finance 2 plc 3.38%, 1/15/2026 (c)	1,410	1,282
Ithaca Energy North Sea plc 9.00%, 7/15/2026 (c)	991	941
Jaguar Land Rover Automotive plc 5.88%, 1/15/2028 (c)	1,216	1,137
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025 (g)	3,180	3,112
4.65%, 3/24/2026	3,000	2,892
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%, 6/27/2026 (d) (e) (f) (g)	3,883	3,612
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (g)	2,920	2,859
Macquarie Airfinance Holdings Ltd. 8.38%, 5/1/2028 (c)	1,111	1,131
Nationwide Building Society
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.39%), 5.87%, 12/20/2024 (b) (d) (e) (f) (g)	GBP200	243
1.00%, 8/28/2025 (c)	2,365	2,135
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (b) (d) (e) (f) (g)	GBP4,470	5,040
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (d) (e) (f) (g)	5,176	4,844
NatWest Markets plc 1.60%, 9/29/2026 (c)	2,312	2,041
Rolls-Royce plc 5.75%, 10/15/2027 (c)	619	610
Santander UK Group Holdings plc
(ICE LIBOR USD 3 Month + 1.57%), 4.80%, 11/15/2024 (g)	3,575	3,555
(SOFR + 0.79%), 1.09%, 3/15/2025 (g)	5,329	5,132
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (g)	250	225
(SOFR + 2.75%), 6.83%, 11/21/2026 (g)	5,100	5,169
(SOFR + 0.99%), 1.67%, 6/14/2027 (g)	2,470	2,164
(SOFR + 2.60%), 6.53%, 1/10/2029 (g)	1,270	1,283
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (c) (g)	3,655	3,559
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 7/26/2025 (b) (d) (e) (f) (g)	1,700	1,629

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.78%, 11/16/2025 (c) (g)	3,030	3,101
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (c) (g)	1,535	1,457
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (c) (g)	1,105	1,063
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.17%, 1/9/2027 (c) (g)	2,227	2,246
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (c) (d) (e) (f) (g)	3,525	3,508
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (b) (g)	800	809
Virgin Media Finance plc 5.00%, 7/15/2030 (c)	835	685
Virgin Media Secured Finance plc 5.50%, 5/15/2029 (c)	3,925	3,624
Vmed O2 UK Financing I plc 4.75%, 7/15/2031 (c)	200	169
Vodafone Group plc
3.75%, 1/16/2024	468	464
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (g)	3,638	3,740
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081 (g)	7,100	5,646
		152,119
United States — 25.8%
7-Eleven, Inc.
0.80%, 2/10/2024 (c)	950	924
1.80%, 2/10/2031 (c)	174	137
AbbVie, Inc.
3.20%, 11/21/2029	457	414
4.05%, 11/21/2039	166	145
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (c)	1,014	1,029
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (c)	3,189	3,053
5.00%, 4/15/2029 (c)	2,490	2,303
ACCO Brands Corp. 4.25%, 3/15/2029 (c)	5,180	4,420
ACI Worldwide, Inc. 5.75%, 8/15/2026 (c)	4,030	3,974
Activision Blizzard, Inc. 1.35%, 9/15/2030	292	235
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (c)	1,876	1,801
7.00%, 4/15/2028 (c)	2,876	2,897
8.25%, 4/15/2031 (c)	4,771	4,905
ADT Security Corp. (The)
4.13%, 8/1/2029 (c)	3,775	3,275
4.88%, 7/15/2032 (a) (c)	6,428	5,520
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (c)	1,137	1,058
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027 (c)	437	417
6.38%, 6/15/2030 (c)	466	461
Advanced Micro Devices, Inc. 3.92%, 6/1/2032	60	56
AECOM 5.13%, 3/15/2027	364	351
Aetna, Inc. 3.88%, 8/15/2047	257	197
Air Lease Corp.
0.70%, 2/15/2024	2,038	1,981
2.30%, 2/1/2025	1,530	1,447
3.75%, 6/1/2026	70	67
5.85%, 12/15/2027	1,050	1,059

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.30%, 2/1/2028	551	545
Albertsons Cos., Inc.
3.25%, 3/15/2026 (c)	3,985	3,704
4.63%, 1/15/2027 (c)	7,532	7,138
5.88%, 2/15/2028 (c)	2,911	2,835
3.50%, 3/15/2029 (c)	5,348	4,656
4.88%, 2/15/2030 (c)	779	715
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a) (c)	7,080	6,867
Alexandria Real Estate Equities, Inc., REIT
2.75%, 12/15/2029	80	68
2.95%, 3/15/2034	30	24
Alliance Resource Operating Partners LP 7.50%, 5/1/2025 (c)	347	345
Allied Universal Holdco LLC
6.63%, 7/15/2026 (c)	1,756	1,677
4.63%, 6/1/2028 (c)	3,840	3,261
Allison Transmission, Inc.
4.75%, 10/1/2027 (c)	3,367	3,182
5.88%, 6/1/2029 (a) (c)	7,583	7,336
3.75%, 1/30/2031 (c)	3,075	2,600
Allstate Corp. (The) (ICE LIBOR USD 3 Month + 2.12%), 6.50%, 5/15/2057 (g)	3,103	3,013
Ally Financial, Inc.
1.45%, 10/2/2023	2,155	2,137
5.75%, 11/20/2025	2,640	2,560
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (e) (f) (g)	6,324	4,425
Altria Group, Inc. 4.80%, 2/14/2029	83	81
AMC Entertainment Holdings, Inc. 10.00% (Cash), 6/15/2026 (c) (j)	1	—
AMC Networks, Inc. 4.25%, 2/15/2029	27	15
Ameren Corp. 3.50%, 1/15/2031	140	125
American Airlines, Inc.
5.50%, 4/20/2026 (c)	7,638	7,524
5.75%, 4/20/2029 (c)	5,535	5,359
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	3,979	3,880
6.50%, 4/1/2027 (a)	3,795	3,694
6.88%, 7/1/2028 (a)	4,554	4,308
5.00%, 10/1/2029 (a)	2,629	2,243
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (c)	3,195	2,928
American Electric Power Co., Inc.
5.75%, 11/1/2027	30	31
5.95%, 11/1/2032	40	42
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062 (g)	5,173	4,174
American Express Co.
3.38%, 5/3/2024	693	681
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (e) (f) (g)	5,142	4,314
American International Group, Inc. Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048 (g)	1,908	1,841
American Tower Corp., REIT
1.45%, 9/15/2026	100	89

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
1.50%, 1/31/2028	337	284
2.10%, 6/15/2030	125	101
American Transmission Systems, Inc. 2.65%, 1/15/2032 (c)	20	17
AmeriGas Partners LP
5.50%, 5/20/2025	3,578	3,472
5.88%, 8/20/2026	2,495	2,352
5.75%, 5/20/2027	1,024	935
9.38%, 6/1/2028 (c)	1,735	1,769
Amgen, Inc. 2.00%, 1/15/2032	298	236
Amkor Technology, Inc. 6.63%, 9/15/2027 (c)	4,701	4,713
AMN Healthcare, Inc. 4.63%, 10/1/2027 (c)	858	807
ANGI Group LLC 3.88%, 8/15/2028 (a) (c)	1,433	1,203
Antero Midstream Partners LP
7.88%, 5/15/2026 (c)	3,644	3,721
5.75%, 3/1/2027 (c)	430	416
5.75%, 1/15/2028 (c)	2,740	2,635
5.38%, 6/15/2029 (c)	3,927	3,681
Antero Resources Corp.
8.38%, 7/15/2026 (c)	2,242	2,339
7.63%, 2/1/2029 (c)	739	757
5.38%, 3/1/2030 (c)	1,267	1,181
APi Group DE, Inc.
4.13%, 7/15/2029 (c)	2,586	2,242
4.75%, 10/15/2029 (c)	2,037	1,814
APX Group, Inc. 5.75%, 7/15/2029 (c)	235	204
Aramark Services, Inc. 5.00%, 2/1/2028 (c)	4,240	3,986
Arches Buyer, Inc.
4.25%, 6/1/2028 (c)	1,570	1,366
6.13%, 12/1/2028 (a) (c)	634	546
Archrock Partners LP
6.88%, 4/1/2027 (c)	1,577	1,538
6.25%, 4/1/2028 (c)	2,120	1,998
Arconic Corp.
6.00%, 5/15/2025 (c)	2,269	2,299
6.13%, 2/15/2028 (c)	6,257	6,422
Arcosa, Inc. 4.38%, 4/15/2029 (c)	1,126	1,013
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (c)	687	678
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (c)	1,385	1,297
5.25%, 8/15/2027 (c)	4,654	3,994
5.25%, 8/15/2027 (a) (c)	4,701	4,035
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	412	377
4.63%, 11/15/2029 (c)	4,929	4,361
4.75%, 3/1/2030	385	340
5.00%, 2/15/2032 (c)	1,004	875
ASGN, Inc. 4.63%, 5/15/2028 (c)	638	585

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
AT&T, Inc. 0.90%, 3/25/2024	400	387
Athene Global Funding 0.95%, 1/8/2024 (c)	5,241	5,113
ATI, Inc.
5.88%, 12/1/2027	1,861	1,809
4.88%, 10/1/2029	1,655	1,506
5.13%, 10/1/2031	1,240	1,113
Audacy Capital Corp. 6.50%, 5/1/2027 (c)	7,009	108
Avantor Funding, Inc. 4.63%, 7/15/2028 (c)	6,486	6,018
Avient Corp. 7.13%, 8/1/2030 (c)	1,125	1,134
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (c)	4,563	4,298
4.75%, 4/1/2028 (a) (c)	7,475	6,762
Axalta Coating Systems LLC
4.75%, 6/15/2027 (c)	4,423	4,218
3.38%, 2/15/2029 (c)	4,205	3,599
Baker Hughes Holdings LLC 3.14%, 11/7/2029	165	147
Bank of America Corp.
Series X, (3-MONTH CME TERM SOFR + 3.97%), 6.25%, 9/5/2024 (e) (f) (g)	7,517	7,447
Series Z, (3-MONTH CME TERM SOFR + 4.44%), 6.50%, 10/23/2024 (e) (f) (g)	7,182	7,150
(SOFR + 0.73%), 0.81%, 10/24/2024 (g)	5,460	5,388
(SOFR + 0.67%), 1.84%, 2/4/2025 (g)	950	931
(3-MONTH CME TERM SOFR + 1.23%), 3.46%, 3/15/2025 (g)	5,025	4,944
Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (e) (f) (g)	3,053	3,028
(SOFR + 0.91%), 0.98%, 9/25/2025 (g)	3,125	2,952
(3-MONTH CME TERM SOFR + 1.13%), 2.46%, 10/22/2025 (g)	4,500	4,324
(SOFR + 0.65%), 1.53%, 12/6/2025 (g)	6,755	6,352
Series DD, (3-MONTH CME TERM SOFR + 4.81%), 6.30%, 3/10/2026 (e) (f) (g)	6,595	6,572
(SOFR + 1.75%), 4.83%, 7/22/2026 (g)	1,040	1,026
(SOFR + 1.29%), 5.08%, 1/20/2027 (g)	2,375	2,350
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (e) (f) (g)	1,305	1,144
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (g)	1,175	1,059
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (e) (f) (g)	4,375	4,346
(SOFR + 0.96%), 1.73%, 7/22/2027 (g)	778	697
Series FF, (3-MONTH CME TERM SOFR + 3.19%), 5.87%, 3/15/2028 (e) (f) (g)	6,976	6,505
(SOFR + 1.21%), 2.57%, 10/20/2032 (g)	320	260
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (g)	4,390	3,366
Bank of New York Mellon Corp. (The)
Series F, (3-MONTH CME TERM SOFR + 3.39%), 4.62%, 9/20/2026 (e) (f) (g)	7,637	6,874
(SOFRINDX + 2.07%), 5.83%, 10/25/2033 (g)	101	105
Bath & Body Works, Inc.
5.25%, 2/1/2028	50	48
6.88%, 11/1/2035	997	925
6.75%, 7/1/2036	2,296	2,088
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (c)	5,791	3,286
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (c)	11,970	10,773
9.00%, 12/15/2025 (c)	22,777	20,854

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.75%, 8/15/2027 (c)	965	620
5.00%, 1/30/2028 (c)	2,375	1,092
4.88%, 6/1/2028 (c)	4,442	2,693
5.00%, 2/15/2029 (c)	4,668	2,130
6.25%, 2/15/2029 (c)	2,065	957
5.25%, 1/30/2030 (c)	8,398	3,744
5.25%, 2/15/2031 (c)	3,262	1,473
Becton Dickinson & Co. 2.82%, 5/20/2030	356	311
BellRing Brands, Inc. 7.00%, 3/15/2030 (c)	1,093	1,097
Berry Global, Inc. 4.88%, 7/15/2026 (c)	3,500	3,385
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (c)	1,161	1,105
Big River Steel LLC 6.63%, 1/31/2029 (c)	2,077	2,070
Black Knight InfoServ LLC 3.63%, 9/1/2028 (c)	1,667	1,525
Block, Inc.
2.75%, 6/1/2026	1,750	1,593
3.50%, 6/1/2031 (a)	1,411	1,182
Blue Racer Midstream LLC
7.63%, 12/15/2025 (c)	1,522	1,526
6.63%, 7/15/2026 (c)	1,510	1,485
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (c)	1,328	1,195
Boise Cascade Co. 4.88%, 7/1/2030 (c)	852	777
Boyd Gaming Corp. 4.75%, 6/15/2031 (c)	983	880
Boyne USA, Inc. 4.75%, 5/15/2029 (c)	3,600	3,287
BP Capital Markets America, Inc. 3.63%, 4/6/2030	176	164
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	289	277
Brink's Co. (The)
5.50%, 7/15/2025 (c)	1,890	1,871
4.63%, 10/15/2027 (c)	3,520	3,308
Broadcom, Inc. 4.30%, 11/15/2032	145	132
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (c)	314	302
Buckeye Partners LP
4.13%, 3/1/2025 (c)	3,620	3,484
3.95%, 12/1/2026	200	183
4.50%, 3/1/2028 (c)	4,360	3,938
Builders FirstSource, Inc.
5.00%, 3/1/2030 (c)	593	554
4.25%, 2/1/2032 (c)	2,763	2,398
6.38%, 6/15/2032 (c)	3,100	3,084
Burford Capital Global Finance LLC 6.25%, 4/15/2028 (c)	343	317
BWX Technologies, Inc.
4.13%, 6/30/2028 (c)	2,624	2,388
4.13%, 4/15/2029 (c)	4,624	4,150
Cable One, Inc. 4.00%, 11/15/2030 (a) (c)	1,284	1,014
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (c)	4,579	4,554
4.63%, 10/15/2029 (a) (c)	2,230	1,963
California Resources Corp. 7.13%, 2/1/2026 (c)	6,640	6,690

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Calpine Corp.
5.25%, 6/1/2026 (c)	2,480	2,408
4.63%, 2/1/2029 (c)	987	850
5.00%, 2/1/2031 (c)	1,237	1,041
Capital One Financial Corp.
3.90%, 1/29/2024 (a)	894	884
(SOFR + 0.69%), 1.34%, 12/6/2024 (g)	4,335	4,250
Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (e) (f) (g)	7,699	6,128
Carnival Corp.
10.50%, 2/1/2026 (c)	742	782
5.75%, 3/1/2027 (c)	4,524	4,185
4.00%, 8/1/2028 (c)	3,156	2,806
6.00%, 5/1/2029 (c)	1,073	965
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (c)	3,314	3,616
Carpenter Technology Corp.
6.38%, 7/15/2028	1,466	1,444
7.63%, 3/15/2030	870	887
Cars.com, Inc. 6.38%, 11/1/2028 (c)	980	924
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (c)	2,038	1,909
3.13%, 2/15/2029 (c)	940	784
CCO Holdings LLC
5.13%, 5/1/2027 (c)	23,961	22,480
5.00%, 2/1/2028 (c)	9,431	8,715
5.38%, 6/1/2029 (c)	3,816	3,487
4.75%, 3/1/2030 (c)	25,146	21,796
4.50%, 8/15/2030 (c)	6,670	5,651
4.25%, 2/1/2031 (c)	11,821	9,718
4.75%, 2/1/2032 (c)	1,065	879
4.25%, 1/15/2034 (c)	3,365	2,586
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (c)	4,976	4,678
CDW LLC 4.25%, 4/1/2028	7,836	7,241
Cedar Fair LP
5.38%, 4/15/2027	1,705	1,612
5.25%, 7/15/2029 (a)	2,275	2,040
Centene Corp.
2.45%, 7/15/2028	2,560	2,205
4.63%, 12/15/2029	3,000	2,789
3.38%, 2/15/2030	5,040	4,336
CenterPoint Energy, Inc. (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023 (e) (f) (g)	4,198	4,113
Central Garden & Pet Co.
5.13%, 2/1/2028	6,555	6,188
4.13%, 10/15/2030 (a)	3,294	2,800
Charles Schwab Corp. (The)
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025 (e) (f) (g)	5,151	5,023
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (e) (f) (g)	11,623	9,104

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Chart Industries, Inc.
7.50%, 1/1/2030 (c)	2,183	2,237
9.50%, 1/1/2031 (c)	511	548
Chemours Co. (The) 5.75%, 11/15/2028 (c)	7,832	7,186
Cheniere Energy Partners LP
4.50%, 10/1/2029	4,325	4,021
4.00%, 3/1/2031	1,000	890
3.25%, 1/31/2032	170	141
Cheniere Energy, Inc. 4.63%, 10/15/2028	3,520	3,303
Chesapeake Energy Corp.
5.88%, 2/1/2029 (c)	575	550
6.75%, 4/15/2029 (c)	7,499	7,466
Chevron Corp. 2.24%, 5/11/2030	80	69
Chord Energy Corp. 6.38%, 6/1/2026 (c)	2,095	2,079
Churchill Downs, Inc. 4.75%, 1/15/2028 (c)	197	182
Ciena Corp. 4.00%, 1/31/2030 (c)	4,011	3,510
Cigna Group (The)
0.61%, 3/15/2024	565	547
4.38%, 10/15/2028	387	374
Cinemark USA, Inc.
8.75%, 5/1/2025 (c)	600	606
5.25%, 7/15/2028 (a) (c)	1,910	1,671
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 4.33%), 9.70%, 10/30/2023 (a) (e) (f) (g)	1,045	1,052
Series M, (3-MONTH CME TERM SOFR + 3.68%), 6.30%, 5/15/2024 (e) (f) (g)	8,555	8,373
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (e) (f) (g)	9,490	8,988
(SOFR + 0.69%), 0.78%, 10/30/2024 (g)	6,575	6,487
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (e) (f) (g)	2,596	2,305
(3-MONTH CME TERM SOFR + 1.16%), 3.35%, 4/24/2025 (g)	4,255	4,171
(SOFR + 0.67%), 0.98%, 5/1/2025 (g)	4,420	4,253
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (e) (f) (g)	7,163	6,952
5.50%, 9/13/2025	1,830	1,820
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (e) (f) (g)	5,409	4,854
(SOFR + 0.69%), 2.01%, 1/25/2026 (g)	2,245	2,118
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (e) (f) (g)	8,855	7,707
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (e) (f) (g)	5,444	5,385
(SOFR + 1.55%), 5.61%, 9/29/2026 (g)	4,100	4,091
(SOFR + 0.77%), 1.46%, 6/9/2027 (a) (g)	815	726
(SOFR + 1.18%), 2.52%, 11/3/2032 (g)	55	44
Citizens Bank NA (SOFR + 1.02%), 5.28%, 1/26/2026 (g)	446	424
Citizens Financial Group, Inc.
Series B, (3-MONTH CME TERM SOFR + 3.26%), 8.53%, 10/6/2023 (e) (f) (g)	737	661
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.00%, 10/6/2026 (e) (f) (g)	4,528	3,504
Civitas Resources, Inc.
5.00%, 10/15/2026 (c)	407	384
8.38%, 7/1/2028 (c)	2,812	2,892
8.75%, 7/1/2031 (c)	2,500	2,587

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Clarios Global LP
6.75%, 5/15/2025 (c)	1,400	1,403
6.25%, 5/15/2026 (c)	5,460	5,456
8.50%, 5/15/2027 (c)	3,193	3,233
6.75%, 5/15/2028 (c)	2,427	2,438
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (c)	2,241	1,998
4.88%, 7/1/2029 (a) (c)	2,598	2,308
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a) (c)	7,358	6,756
7.50%, 6/1/2029 (c)	12,783	10,175
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a) (c)	3,643	3,336
6.75%, 4/15/2030 (c)	1,813	1,764
4.88%, 3/1/2031 (c)	1,772	1,571
Clydesdale Acquisition Holdings, Inc. 6.63%, 4/15/2029 (c)	197	188
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (g)	5,080	4,464
CNX Midstream Partners LP 4.75%, 4/15/2030 (c)	828	718
CNX Resources Corp.
6.00%, 1/15/2029 (c)	1,670	1,562
7.38%, 1/15/2031 (a) (c)	2,096	2,078
Coeur Mining, Inc. 5.13%, 2/15/2029 (a) (c)	808	670
Cogent Communications Group, Inc.
3.50%, 5/1/2026 (c)	1,158	1,074
7.00%, 6/15/2027 (c)	55	53
Coherent Corp. 5.00%, 12/15/2029 (a) (c)	7,814	7,033
Coinbase Global, Inc.
3.38%, 10/1/2028 (a) (c)	1,513	1,059
3.63%, 10/1/2031 (c)	2,158	1,362
Comcast Corp.
4.15%, 10/15/2028	205	198
2.65%, 2/1/2030	240	210
5.50%, 11/15/2032	60	62
Commonwealth Edison Co. 3.10%, 11/1/2024	234	227
CommScope Technologies LLC 6.00%, 6/15/2025 (a) (c)	4,030	3,655
CommScope, Inc.
6.00%, 3/1/2026 (c)	5,340	4,900
8.25%, 3/1/2027 (a) (c)	10,515	7,960
4.75%, 9/1/2029 (c)	5,075	3,910
Community Health Systems, Inc.
8.00%, 3/15/2026 (c)	6,402	6,287
5.63%, 3/15/2027 (c)	2,188	1,947
6.00%, 1/15/2029 (c)	2,369	2,025
5.25%, 5/15/2030 (c)	5,008	4,002
4.75%, 2/15/2031 (c)	2,385	1,807
Comstock Resources, Inc.
6.75%, 3/1/2029 (c)	7,251	6,764

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.88%, 1/15/2030 (c)	2,212	1,958
Conduent Business Services LLC 6.00%, 11/1/2029 (c)	4,650	3,906
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a) (c)	1,099	951
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	478	470
Constellation Brands, Inc. 2.25%, 8/1/2031	333	270
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (c) (j)	12,750	12,935
10.63% (PIK), 5/15/2027 (c) (j)	7,609	4,465
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.87%, 12/15/2052 (g)	4,646	4,534
Corebridge Global Funding 5.75%, 7/2/2026 (c)	345	345
CoreCivic, Inc. 8.25%, 4/15/2026	4,488	4,522
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (c)	1,383	1,144
Coty, Inc.
5.00%, 4/15/2026 (c)	3,753	3,621
6.50%, 4/15/2026 (a) (c)	960	952
4.75%, 1/15/2029 (c)	2,340	2,170
Cox Communications, Inc. 4.80%, 2/1/2035 (c)	190	170
Crescent Energy Finance LLC 9.25%, 2/15/2028 (c)	3,720	3,784
Crestwood Midstream Partners LP
5.75%, 4/1/2025	5,514	5,431
8.00%, 4/1/2029 (c)	4,797	4,877
7.38%, 2/1/2031 (c)	1,045	1,042
Crown Castle, Inc., REIT
3.65%, 9/1/2027	250	234
2.10%, 4/1/2031	170	135
CSC Holdings LLC
5.25%, 6/1/2024	1,184	1,104
5.38%, 2/1/2028 (c)	4,590	3,833
11.25%, 5/15/2028 (c)	1,567	1,549
6.50%, 2/1/2029 (c)	7,859	6,673
4.50%, 11/15/2031 (c)	2,303	1,652
CSX Corp.
2.40%, 2/15/2030	75	65
4.10%, 11/15/2032	72	68
CTR Partnership LP, REIT 3.88%, 6/30/2028 (c)	561	499
CVR Partners LP 6.13%, 6/15/2028 (c)	3,296	2,977
CVS Health Corp.
3.25%, 8/15/2029	85	76
2.13%, 9/15/2031	174	139
4.78%, 3/25/2038	255	235
Dana, Inc. 5.63%, 6/15/2028 (a)	3,421	3,247
DaVita, Inc.
4.63%, 6/1/2030 (c)	6,870	5,862
3.75%, 2/15/2031 (c)	5,766	4,611
Delek Logistics Partners LP 7.13%, 6/1/2028 (c)	647	598
Dell International LLC
4.90%, 10/1/2026	65	64

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.25%, 2/1/2028	388	389
Deluxe Corp. 8.00%, 6/1/2029 (c)	1,285	1,079
Diamond Sports Group LLC 5.38%, 8/15/2026 (c) (i)	5,398	169
Directv Financing LLC 5.88%, 8/15/2027 (c)	3,758	3,392
Discover Financial Services 3.75%, 3/4/2025	1,100	1,060
Discovery Communications LLC 3.63%, 5/15/2030	190	167
DISH DBS Corp.
5.88%, 11/15/2024	27,907	25,478
7.75%, 7/1/2026	10,621	6,866
5.25%, 12/1/2026 (c)	10,560	8,649
5.75%, 12/1/2028 (c)	2,570	1,978
DISH Network Corp. 11.75%, 11/15/2027 (c)	9,735	9,799
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024 (e) (f) (g)	3,636	3,311
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (e) (f) (g)	5,175	4,442
Series C, 2.25%, 8/15/2031	54	44
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (c)	2,736	2,346
DPL, Inc. 4.13%, 7/1/2025	374	359
DT Midstream, Inc.
4.13%, 6/15/2029 (c)	4,155	3,684
4.38%, 6/15/2031 (c)	1,482	1,287
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (g)	5,838	4,315
Dycom Industries, Inc. 4.50%, 4/15/2029 (c)	5,847	5,284
Edgewell Personal Care Co.
5.50%, 6/1/2028 (c)	1,590	1,507
4.13%, 4/1/2029 (c)	2,767	2,420
Edison International Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (e) (f) (g)	4,315	3,728
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (a) (h)	1,155	1,140
Element Solutions, Inc. 3.88%, 9/1/2028 (c)	696	615
Elevance Health, Inc.
2.88%, 9/15/2029	190	169
6.10%, 10/15/2052	20	22
Embarq Corp. 8.00%, 6/1/2036	5,823	3,292
Embecta Corp. 5.00%, 2/15/2030 (c)	50	41
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (c)	7,755	7,707
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a) (c)	4,656	2,584
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (c)	5,594	5,131
Encompass Health Corp.
5.75%, 9/15/2025	4,690	4,678
4.50%, 2/1/2028	2,640	2,452
4.75%, 2/1/2030	1,935	1,759
4.63%, 4/1/2031	3,400	3,021
Endo Dac
5.88%, 10/15/2024 (c) (h)	925	673
9.50%, 7/31/2027 (c) (i)	2,492	125
6.00%, 6/30/2028 (c) (i)	2,563	135

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (c) (h) (i)	2,045	1,484
Energizer Holdings, Inc.
6.50%, 12/31/2027 (c)	1,978	1,922
4.75%, 6/15/2028 (c)	4,970	4,464
4.38%, 3/31/2029 (c)	7,051	6,112
Energy Transfer LP 4.20%, 4/15/2027	115	110
EnLink Midstream LLC
5.38%, 6/1/2029	803	764
6.50%, 9/1/2030 (c)	1,623	1,634
EnLink Midstream Partners LP
4.85%, 7/15/2026	2,940	2,857
5.60%, 4/1/2044	522	430
Enova International, Inc.
8.50%, 9/1/2024 (c)	135	134
8.50%, 9/15/2025 (c)	500	493
EnPro Industries, Inc. 5.75%, 10/15/2026	50	49
Entegris Escrow Corp.
4.75%, 4/15/2029 (c)	4,421	4,124
5.95%, 6/15/2030 (c)	4,067	3,900
Entegris, Inc.
4.38%, 4/15/2028 (c)	2,091	1,902
3.63%, 5/1/2029 (a) (c)	2,929	2,535
Entergy Texas, Inc. 1.75%, 3/15/2031	200	158
Enterprise Products Operating LLC Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (g)	4,380	3,887
Enviri Corp. 5.75%, 7/31/2027 (a) (c)	301	260
Envision Healthcare Corp. 8.75%, 10/15/2026 (c) (i)	7,419	202
EQM Midstream Partners LP
6.00%, 7/1/2025 (c)	797	791
7.50%, 6/1/2027 (c)	2,485	2,522
6.50%, 7/1/2027 (c)	2,250	2,239
4.50%, 1/15/2029 (c)	3,791	3,464
7.50%, 6/1/2030 (c)	1,990	2,052
4.75%, 1/15/2031 (c)	4,916	4,389
EQT Corp. 7.00%, 2/1/2030 (h)	1,165	1,226
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (c)	3,260	3,231
Equitable Financial Life Global Funding 5.50%, 12/2/2025 (c)	1,230	1,219
Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025 (e) (f) (g)	786	762
ESC Co., Escrow
8.50%, 10/15/2024 ‡ (i)	16,148	2
9.75%, 7/15/2025 ‡ (i)	1,585	—
Evergy, Inc. 2.90%, 9/15/2029	152	133
Fair Isaac Corp. 4.00%, 6/15/2028 (c)	876	804
Fertitta Entertainment LLC
4.63%, 1/15/2029 (c)	208	181
6.75%, 1/15/2030 (c)	1,015	871

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Fidelity National Information Services, Inc.
0.60%, 3/1/2024	626	607
2.25%, 3/1/2031	200	163
Fifth Third Bancorp 3.65%, 1/25/2024 (a)	1,272	1,258
Fiserv, Inc. 3.50%, 7/1/2029	193	178
Five Corners Funding Trust 4.42%, 11/15/2023 (c)	1,068	1,062
Five Point Operating Co. LP 7.88%, 11/15/2025 (c)	1,029	972
Foot Locker, Inc. 4.00%, 10/1/2029 (a) (c)	231	180
Ford Motor Credit Co. LLC
3.37%, 11/17/2023	3,295	3,262
4.69%, 6/9/2025	9,424	9,135
5.13%, 6/16/2025	7,991	7,780
4.13%, 8/4/2025	3,842	3,664
3.38%, 11/13/2025	5,640	5,273
4.39%, 1/8/2026	5,525	5,250
6.95%, 3/6/2026	1,712	1,729
6.95%, 6/10/2026	1,864	1,879
4.54%, 8/1/2026	2,252	2,128
2.70%, 8/10/2026	2,249	2,016
4.27%, 1/9/2027	8,458	7,896
3.82%, 11/2/2027	1,935	1,737
2.90%, 2/16/2028	1,455	1,252
6.80%, 5/12/2028	2,144	2,164
2.90%, 2/10/2029	880	735
7.20%, 6/10/2030	1,096	1,124
4.00%, 11/13/2030	2,974	2,555
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (c)	195	179
5.00%, 5/1/2028 (c)	8,943	7,578
6.75%, 5/1/2029 (c)	1,345	1,040
5.88%, 11/1/2029	50	37
6.00%, 1/15/2030 (a) (c)	114	83
8.75%, 5/15/2030 (c)	1,883	1,817
Gannett Holdings LLC 6.00%, 11/1/2026 (a) (c)	1,624	1,398
Gap, Inc. (The) 3.63%, 10/1/2029 (c)	2,435	1,816
Gartner, Inc.
4.50%, 7/1/2028 (c)	2,460	2,300
3.63%, 6/15/2029 (c)	2,138	1,884
3.75%, 10/1/2030 (c)	494	431
GCI LLC 4.75%, 10/15/2028 (c)	9,465	8,227
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 8.88%, 9/15/2023 (e) (f) (g)	2,031	2,036
General Motors Financial Co., Inc. 4.30%, 4/6/2029	70	65
Genesis Energy LP
6.50%, 10/1/2025	180	178
6.25%, 5/15/2026	1,933	1,845
8.00%, 1/15/2027	1,188	1,169
7.75%, 2/1/2028	3,256	3,167

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
8.88%, 4/15/2030	2,135	2,130
GEO Group, Inc. (The) 10.50%, 6/30/2028	2,281	2,287
Georgia-Pacific LLC 0.63%, 5/15/2024 (c)	1,324	1,273
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a) (c)	550	541
Gilead Sciences, Inc. 1.65%, 10/1/2030	491	400
Glatfelter Corp. 4.75%, 11/15/2029 (a) (c)	2,320	1,604
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (c)	3,370	2,838
7.50%, 4/15/2032 (c)	2,580	2,183
Global Medical Response, Inc. 6.50%, 10/1/2025 (c)	2,285	1,357
Global Net Lease, Inc., REIT 3.75%, 12/15/2027 (c)	500	399
Global Payments, Inc.
3.20%, 8/15/2029	195	172
2.90%, 11/15/2031	55	45
Go Daddy Operating Co. LLC 3.50%, 3/1/2029 (c)	135	116
Goldman Sachs Capital II (ICE LIBOR USD 3 Month + 0.77%), 6.26%, 9/5/2023 (e) (f) (g)	2,351	1,928
Goldman Sachs Group, Inc. (The)
3.63%, 2/20/2024	762	753
(SOFR + 0.51%), 0.66%, 9/10/2024 (g)	3,585	3,562
(SOFR + 0.49%), 0.92%, 10/21/2024 (g)	5,470	5,403
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 2/10/2025 (e) (f) (g)	1,733	1,497
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (e) (f) (g)	931	878
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (e) (f) (g)	6,520	5,387
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (e) (f) (g)	2,128	1,735
Series O, (3-MONTH CME TERM SOFR + 4.10%), 5.30%, 11/10/2026 (e) (f) (g)	2,755	2,685
(SOFR + 0.82%), 1.54%, 9/10/2027 (g)	2,103	1,856
(SOFR + 0.91%), 1.95%, 10/21/2027 (g)	85	76
(SOFR + 1.11%), 2.64%, 2/24/2028 (g)	70	63
(SOFR + 1.85%), 3.62%, 3/15/2028 (g)	4,450	4,177
(SOFR + 1.26%), 2.65%, 10/21/2032 (g)	75	61
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026 (a)	2,888	2,806
5.00%, 7/15/2029 (a)	2,622	2,418
5.25%, 7/15/2031 (a)	999	889
GrafTech Finance, Inc. 4.63%, 12/15/2028 (c)	1,331	1,106
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (c)	676	592
Gray Escrow II, Inc. 5.38%, 11/15/2031 (c)	2,066	1,442
Gray Television, Inc.
7.00%, 5/15/2027 (a) (c)	7,197	6,225
4.75%, 10/15/2030 (c)	2,675	1,882
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a) (c)	195	163
Griffon Corp. 5.75%, 3/1/2028	3,055	2,875
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (c)	1,271	1,126
Gulfport Energy Corp.
8.00%, 5/17/2026	703	710
8.00%, 5/17/2026 (c)	3,215	3,247
Gulfport Energy Operating Corp. 6.63%, 5/1/2023 (i)	745	—

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Gulfport Energy Operating Corp., Escrow
6.00%, 10/15/2024 (i)	4,620	3
6.38%, 5/15/2025 (i)	1,458	1
6.38%, 1/15/2026 (i)	4,130	3
GYP Holdings III Corp. 4.63%, 5/1/2029 (c)	356	318
Hanesbrands, Inc.
4.88%, 5/15/2026 (a) (c)	880	825
9.00%, 2/15/2031 (a) (c)	1,064	1,088
HCA, Inc.
5.88%, 2/15/2026	9,150	9,175
3.50%, 9/1/2030	5,926	5,209
2.38%, 7/15/2031	329	263
Herbalife Nutrition Ltd. 7.88%, 9/1/2025 (c)	421	400
Herc Holdings, Inc. 5.50%, 7/15/2027 (c)	3,386	3,254
Hertz Corp. (The)
7.13%, 8/1/2026 (i)	5,505	468
4.63%, 12/1/2026 (c)	3,103	2,803
5.00%, 12/1/2029 (c)	5,742	4,743
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 (i)	1,106	33
5.50%, 10/15/2024 (i)	11,828	355
6.00%, 1/15/2028 (c) (i)	5,450	436
Hess Midstream Operations LP
5.63%, 2/15/2026 (c)	3,605	3,551
4.25%, 2/15/2030 (c)	2,388	2,095
Hewlett Packard Enterprise Co. 5.90%, 10/1/2024	318	318
Hilcorp Energy I LP
6.25%, 11/1/2028 (c)	565	541
6.00%, 4/15/2030 (c)	1,506	1,392
6.25%, 4/15/2032 (c)	1,255	1,141
Hillenbrand, Inc. 5.00%, 9/15/2026 (h)	815	798
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (c)	2,732	2,691
3.75%, 5/1/2029 (c)	1,455	1,296
4.88%, 1/15/2030	1,293	1,212
4.00%, 5/1/2031 (c)	870	759
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	2,899	2,801
HLF Financing SARL LLC 4.88%, 6/1/2029 (c)	1,062	807
Holly Energy Partners LP
6.38%, 4/15/2027 (c)	1,720	1,713
5.00%, 2/1/2028 (c)	1,435	1,342
Hologic, Inc. 3.25%, 2/15/2029 (c)	5,110	4,471
Honeywell International, Inc. 5.00%, 2/15/2033	65	66
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (c)	2,590	2,649
Howmet Aerospace, Inc.
5.90%, 2/1/2027	4,025	4,062
6.75%, 1/15/2028	145	151

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Hughes Satellite Systems Corp. 6.63%, 8/1/2026 (a)	4,455	4,022
Huntington Bancshares, Inc. Series E, (3-MONTH CME TERM SOFR + 3.14%), 8.45%, 10/15/2023 (e) (f) (g)	3,742	3,386
Huntington National Bank (The) (SOFR + 1.22%), 5.70%, 11/18/2025 (g)	1,040	1,018
Hyundai Capital America
1.25%, 9/18/2023 (c)	541	538
5.80%, 6/26/2025 (c)	153	153
1.65%, 9/17/2026 (c)	165	146
2.10%, 9/15/2028 (c)	83	70
iHeartCommunications, Inc.
6.38%, 5/1/2026	8,142	7,037
8.38%, 5/1/2027 (a)	5,753	3,936
5.25%, 8/15/2027 (c)	2,512	1,976
ILFC E-Capital Trust I 7.06%, 12/21/2065 (a) (c) (k)	7,148	5,014
ILFC E-Capital Trust II 7.31%, 12/21/2065 (c) (k)	2,205	1,576
Imola Merger Corp. 4.75%, 5/15/2029 (c)	8,386	7,363
Ingles Markets, Inc. 4.00%, 6/15/2031 (c)	356	301
Installed Building Products, Inc. 5.75%, 2/1/2028 (c)	306	290
Intel Corp. 2.00%, 8/12/2031	64	52
International Game Technology plc 6.50%, 2/15/2025 (c)	1,608	1,610
IQVIA, Inc.
5.00%, 10/15/2026 (c)	3,436	3,336
5.00%, 5/15/2027 (c)	2,190	2,112
6.50%, 5/15/2030 (c)	935	944
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (c)	2,785	2,612
5.25%, 3/15/2028 (c)	1,974	1,852
5.00%, 7/15/2028 (c)	364	337
4.50%, 2/15/2031 (c)	1,831	1,579
ITC Holdings Corp. 2.95%, 5/14/2030 (c)	155	133
Jackson Financial, Inc. 1.13%, 11/22/2023	406	400
James Hardie International Finance DAC 5.00%, 1/15/2028 (c)	1,152	1,095
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (c)	1,631	1,610
JELD-WEN, Inc.
6.25%, 5/15/2025 (c)	1,197	1,212
4.63%, 12/15/2025 (c)	1,249	1,219
4.88%, 12/15/2027 (c)	3,250	2,917
John Deere Capital Corp.
4.95%, 6/6/2025	236	236
4.35%, 9/15/2032	60	58
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (c)	2,065	1,688
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	1,545	1,259
5.00%, 3/1/2031	1,543	1,196
Keurig Dr Pepper, Inc. 3.20%, 5/1/2030	253	226
KeyBank NA (SOFRINDX + 0.32%), 5.67%, 6/14/2024 (a) (g)	5,095	4,999
KFC Holding Co. 4.75%, 6/1/2027 (c)	508	491

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Kilroy Realty LP, REIT
3.45%, 12/15/2024	790	752
4.75%, 12/15/2028	1,275	1,143
Kimco Realty OP LLC, REIT 2.25%, 12/1/2031	46	36
Kinder Morgan, Inc. 5.63%, 11/15/2023 (c)	500	500
Kinetik Holdings LP 5.88%, 6/15/2030 (c)	1,771	1,702
KLA Corp. 4.65%, 7/15/2032	20	20
Knife River Corp. 7.75%, 5/1/2031 (c)	860	877
Kontoor Brands, Inc. 4.13%, 11/15/2029 (c)	410	351
Korn Ferry 4.63%, 12/15/2027 (c)	450	423
Kraft Heinz Foods Co. 3.75%, 4/1/2030	155	144
Kroger Co. (The) 1.70%, 1/15/2031	176	138
L3Harris Technologies, Inc. 1.80%, 1/15/2031	185	147
LABL, Inc.
6.75%, 7/15/2026 (c)	5,070	4,974
10.50%, 7/15/2027 (c)	874	832
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (c)	6,141	5,420
4.38%, 1/31/2032 (c)	1,263	1,109
Lear Corp. 2.60%, 1/15/2032	25	20
Level 3 Financing, Inc.
4.63%, 9/15/2027 (c)	4,087	3,105
3.63%, 1/15/2029 (c)	1,239	818
LGI Homes, Inc. 4.00%, 7/15/2029 (c)	305	256
Liberty Interactive LLC 8.25%, 2/1/2030	2,370	898
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a) (c)	1,596	1,092
Lithia Motors, Inc. 4.38%, 1/15/2031 (a) (c)	1,349	1,160
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (c)	2,245	2,214
5.63%, 3/15/2026 (c)	5,302	5,169
6.50%, 5/15/2027 (c)	7,000	7,036
4.75%, 10/15/2027 (a) (c)	6,980	6,483
3.75%, 1/15/2028 (c)	1,403	1,257
Lockheed Martin Corp.
5.10%, 11/15/2027	116	118
5.25%, 1/15/2033	63	65
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (c)	520	455
Lowe's Cos., Inc.
1.70%, 9/15/2028	75	64
2.63%, 4/1/2031	166	140
LPL Holdings, Inc. 4.63%, 11/15/2027 (c)	1,180	1,112
Lumen Technologies, Inc.
5.13%, 12/15/2026 (c)	15,795	8,213
4.00%, 2/15/2027 (c)	5,410	3,558
Series G, 6.88%, 1/15/2028	799	360
4.50%, 1/15/2029 (c)	1,570	644
5.38%, 6/15/2029 (c)	4,316	1,914

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
M/I Homes, Inc. 3.95%, 2/15/2030	853	738
Macy's Retail Holdings LLC
5.88%, 4/1/2029 (c)	1,073	997
5.88%, 3/15/2030 (a) (c)	100	90
Madison IAQ LLC
4.13%, 6/30/2028 (c)	660	588
5.88%, 6/30/2029 (c)	3,899	3,270
Magnolia Oil & Gas Operating LLC 6.00%, 8/1/2026 (c)	500	490
Mallinckrodt International Finance SA
11.50%, 12/15/2028 (a) (c)	8,610	7,430
10.00%, 6/15/2029 (c)	2,037	321
Markel Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 6/1/2025 (e) (f) (g)	1,310	1,273
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	36	33
4.50%, 6/15/2029 (c)	656	569
Masonite International Corp. 5.38%, 2/1/2028 (c)	1,632	1,554
MasTec, Inc. 4.50%, 8/15/2028 (c)	5,891	5,469
Mattel, Inc. 5.88%, 12/15/2027 (c)	914	896
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026 (c)	13,235	13,199
9.25%, 4/15/2027 (a) (c)	2,610	2,425
McAfee Corp. 7.38%, 2/15/2030 (c)	310	268
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (c)	3,610	3,170
MDC Holdings, Inc. 2.50%, 1/15/2031	190	149
Medline Borrower LP
3.88%, 4/1/2029 (c)	6,659	5,831
5.25%, 10/1/2029 (a) (c)	4,000	3,549
Mellon Capital IV Series 1, (ICE LIBOR USD 3 Month + 0.57%), 6.08%, 9/5/2023 (e) (f) (g)	2,027	1,662
Meritage Homes Corp. 3.88%, 4/15/2029 (c)	1,226	1,096
MetLife Capital Trust IV 7.88%, 12/15/2037 (c)	7,703	8,058
MetLife, Inc.
3.60%, 4/10/2024	1,000	984
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 3.85%, 9/15/2025 (d) (e) (f) (g)	7,815	7,302
Series D, (3-MONTH CME TERM SOFR + 3.22%), 5.87%, 3/15/2028 (e) (f) (g)	3,062	2,985
5.00%, 7/15/2052	30	28
MGIC Investment Corp. 5.25%, 8/15/2028	1,176	1,120
MGM Resorts International
5.75%, 6/15/2025	6,102	6,034
4.63%, 9/1/2026	2,640	2,504
Microchip Technology, Inc. 0.97%, 2/15/2024	350	341
Midcontinent Communications 5.38%, 8/15/2027 (a) (c)	2,413	2,276
Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (c)	714	634
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (c)	3,564	3,564
Minerals Technologies, Inc. 5.00%, 7/1/2028 (c)	265	245
MIWD Holdco II LLC 5.50%, 2/1/2030 (c)	1,208	1,021
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (c)	1,236	1,143

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Molina Healthcare, Inc.
4.38%, 6/15/2028 (c)	1,150	1,054
3.88%, 11/15/2030 (c)	50	43
3.88%, 5/15/2032 (c)	50	42
Mondelez International, Inc. 1.50%, 2/4/2031	174	136
Moog, Inc. 4.25%, 12/15/2027 (c)	630	584
Morgan Stanley
(SOFR + 0.46%), 5.77%, 1/25/2024 (g)	3,184	3,183
Series F, 3.88%, 4/29/2024	598	590
(SOFR + 0.51%), 0.79%, 1/22/2025 (g)	4,460	4,348
(SOFR + 1.16%), 3.62%, 4/17/2025 (g)	4,925	4,843
(SOFR + 1.15%), 2.72%, 7/22/2025 (g)	5,160	4,997
(SOFR + 0.56%), 1.16%, 10/21/2025 (g)	2,275	2,138
(SOFR + 0.94%), 2.63%, 2/18/2026 (g)	6,615	6,299
Series M, 5.87%, 9/15/2026 (e) (f) (h) (k)	2,945	2,802
(SOFR + 0.86%), 1.51%, 7/20/2027 (g)	182	162
(SOFR + 1.61%), 4.21%, 4/20/2028 (g)	90	86
(SOFR + 1.02%), 1.93%, 4/28/2032 (g)	80	63
(SOFR + 1.20%), 2.51%, 10/20/2032 (g)	80	65
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (g)	5,321	5,293
(SOFR + 1.49%), 3.22%, 4/22/2042 (g)	25	19
Morgan Stanley Bank NA 4.75%, 4/21/2026	1,025	1,012
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (c)	1,159	1,082
MPH Acquisition Holdings LLC 5.75%, 11/1/2028 (a) (c)	431	329
MPLX LP 4.50%, 4/15/2038	141	122
MPT Operating Partnership LP, REIT 3.50%, 3/15/2031	1,253	904
Mueller Water Products, Inc. 4.00%, 6/15/2029 (c)	1,264	1,126
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (c)	1,306	1,108
Nabors Industries Ltd. 7.25%, 1/15/2026 (c)	771	742
Nabors Industries, Inc. 5.75%, 2/1/2025	3,645	3,572
National CineMedia LLC 5.88%, 4/15/2028 (c) (i)	1,130	345
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (c)	390	373
5.50%, 8/15/2028 (c)	3,409	3,088
5.13%, 12/15/2030 (c)	2,010	1,694
5.75%, 11/15/2031 (c)	4,085	3,467
NCR Corp.
5.75%, 9/1/2027 (c)	6,319	6,359
5.13%, 4/15/2029 (c)	5,814	5,199
6.13%, 9/1/2029 (c)	3,145	3,197
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (c)	1,187	1,080
Netflix, Inc. 4.88%, 4/15/2028	140	138
New Albertsons LP
7.75%, 6/15/2026	1,535	1,579
6.63%, 6/1/2028	613	590
7.45%, 8/1/2029	392	402
8.00%, 5/1/2031	2,108	2,194

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Newell Brands, Inc.
4.70%, 4/1/2026 (h)	8,270	7,850
6.38%, 9/15/2027	658	647
6.63%, 9/15/2029 (a)	1,063	1,062
News Corp.
3.88%, 5/15/2029 (c)	4,020	3,550
5.13%, 2/15/2032 (c)	2,090	1,912
Nexstar Media, Inc.
5.63%, 7/15/2027 (c)	13,911	13,078
4.75%, 11/1/2028 (a) (c)	2,148	1,893
NextEra Energy Capital Holdings, Inc.
5.00%, 7/15/2032	35	34
(ICE LIBOR USD 3 Month + 3.16%), 5.65%, 5/1/2079 (g)	4,282	3,983
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.80%, 3/15/2082 (g)	1,933	1,639
NextEra Energy Operating Partners LP
4.25%, 7/15/2024 (c)	1,811	1,777
4.25%, 9/15/2024 (c)	57	55
4.50%, 9/15/2027 (c)	866	811
NGL Energy Operating LLC 7.50%, 2/1/2026 (c)	1,987	1,969
NiSource, Inc. 1.70%, 2/15/2031	190	149
NMG Holding Co., Inc. 7.13%, 4/1/2026 (c)	7,270	6,795
NMI Holdings, Inc. 7.38%, 6/1/2025 (c)	411	415
Nordstrom, Inc. 4.38%, 4/1/2030 (a)	329	278
Norfolk Southern Corp. 2.30%, 5/15/2031	132	109
Northern Oil and Gas, Inc. 8.13%, 3/1/2028 (c)	1,099	1,091
Novelis Corp.
3.25%, 11/15/2026 (c)	2,258	2,052
4.75%, 1/30/2030 (c)	4,135	3,716
NRG Energy, Inc.
6.63%, 1/15/2027	2,196	2,181
5.75%, 1/15/2028	614	585
3.38%, 2/15/2029 (c)	1,950	1,610
5.25%, 6/15/2029 (c)	2,797	2,524
3.63%, 2/15/2031 (c)	1,573	1,234
3.88%, 2/15/2032 (c)	2,902	2,246
7.00%, 3/15/2033 (c)	1,654	1,650
NuStar Logistics LP
6.00%, 6/1/2026	2,167	2,133
5.63%, 4/28/2027	2,660	2,581
6.38%, 10/1/2030	1,785	1,722
Occidental Petroleum Corp.
8.50%, 7/15/2027 (a)	5,514	5,980
8.88%, 7/15/2030	5,866	6,796
6.13%, 1/1/2031	3,501	3,576
ON Semiconductor Corp. 3.88%, 9/1/2028 (c)	2,751	2,492
Oncor Electric Delivery Co. LLC 4.55%, 9/15/2032	50	48

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
OneMain Finance Corp.
6.88%, 3/15/2025	1,020	1,017
7.13%, 3/15/2026	3,992	3,955
3.50%, 1/15/2027	1,662	1,437
6.63%, 1/15/2028	3,148	2,985
4.00%, 9/15/2030	1,355	1,065
Oracle Corp. 3.80%, 11/15/2037	279	227
O'Reilly Automotive, Inc. 4.70%, 6/15/2032	30	29
Organon & Co.
4.13%, 4/30/2028 (c)	6,933	6,213
5.13%, 4/30/2031 (c)	2,400	2,034
Outfront Media Capital LLC 5.00%, 8/15/2027 (c)	1,457	1,347
Owens & Minor, Inc.
4.50%, 3/31/2029 (a) (c)	3,412	2,934
6.63%, 4/1/2030 (a) (c)	3,294	3,016
Owens-Brockway Glass Container, Inc.
6.38%, 8/15/2025 (c)	1,084	1,084
6.63%, 5/13/2027 (c)	2,073	2,061
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (c)	4,217	3,798
Papa John's International, Inc. 3.88%, 9/15/2029 (c)	407	348
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (c) (h) (i)	6,648	4,886
Paramount Global
4.20%, 5/19/2032 (a)	145	121
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (g)	10,474	8,117
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.37%, 3/30/2062 (g)	3,930	3,240
Patrick Industries, Inc.
7.50%, 10/15/2027 (c)	1,092	1,073
4.75%, 5/1/2029 (a) (c)	61	53
PennyMac Financial Services, Inc. 5.75%, 9/15/2031 (c)	221	187
Performance Food Group, Inc.
6.88%, 5/1/2025 (c)	400	400
5.50%, 10/15/2027 (c)	2,260	2,188
4.25%, 8/1/2029 (c)	6,792	6,033
PetSmart, Inc.
4.75%, 2/15/2028 (c)	4,496	4,123
7.75%, 2/15/2029 (c)	3,001	2,927
PG&E Corp. 5.00%, 7/1/2028 (a)	5,209	4,819
PGT Innovations, Inc. 4.38%, 10/1/2029 (c)	2,099	1,947
Philip Morris International, Inc. 3.38%, 8/15/2029	195	177
Physicians Realty LP, REIT
3.95%, 1/15/2028	60	55
2.63%, 11/1/2031	20	16
Pike Corp. 5.50%, 9/1/2028 (c)	2,448	2,203
Pitney Bowes, Inc.
6.88%, 3/15/2027 (a) (c)	67	51
7.25%, 3/15/2029 (c)	567	385
Playtika Holding Corp. 4.25%, 3/15/2029 (c)	50	44

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
PM General Purchaser LLC 9.50%, 10/1/2028 (c)	2,542	2,491
PNC Financial Services Group, Inc. (The)
Series R, (ICE LIBOR USD 3 Month + 3.04%), 8.54%, 9/1/2023 (e) (f) (g)	5,972	5,971
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (e) (f) (g)	7,215	5,592
Series V, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 6.20%, 9/15/2027 (e) (f) (g)	6,445	6,203
(SOFR + 1.62%), 5.35%, 12/2/2028 (g)	555	552
Post Holdings, Inc.
5.75%, 3/1/2027 (c)	492	482
5.63%, 1/15/2028 (c)	4,458	4,308
5.50%, 12/15/2029 (c)	6,538	6,072
4.63%, 4/15/2030 (c)	2,725	2,401
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 8.20%, 3/30/2067 (g)	10,991	9,892
PRA Group, Inc. 5.00%, 10/1/2029 (c)	1,068	811
Presidio Holdings, Inc. 4.88%, 2/1/2027 (c)	2,415	2,283
Prestige Brands, Inc. 3.75%, 4/1/2031 (c)	1,071	900
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (c)	8,522	8,355
3.38%, 8/31/2027 (c)	1,746	1,541
Principal Life Global Funding II (SOFR + 0.45%), 5.78%, 4/12/2024 (c) (g)	365	365
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 8.09%, 9/5/2023 (e) (f) (g)	7,704	7,526
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.12%, 3/1/2052 (g)	3,685	3,357
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (g)	3,040	2,917
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (g)	3,551	3,587
PTC, Inc. 3.63%, 2/15/2025 (c)	422	408
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031	158	127
Public Service Enterprise Group, Inc. 0.84%, 11/8/2023	477	470
QUALCOMM, Inc. 5.40%, 5/20/2033	65	68
Qwest Corp. 7.25%, 9/15/2025	325	317
Rain CII Carbon LLC 7.25%, 4/1/2025 (c)	1,254	1,248
Range Resources Corp.
4.88%, 5/15/2025	3,065	3,008
8.25%, 1/15/2029	3,492	3,633
4.75%, 2/15/2030 (c)	1,227	1,128
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (c)	389	347
Realogy Group LLC 5.25%, 4/15/2030 (c)	5,063	3,648
Regal Rexnord Corp.
6.05%, 4/15/2028 (c)	4,300	4,274
6.30%, 2/15/2030 (c)	1,822	1,819
6.40%, 4/15/2033 (c)	2,552	2,545
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	385	308
RHP Hotel Properties LP, REIT
4.75%, 10/15/2027	6,590	6,197
7.25%, 7/15/2028 (c)	1,069	1,085
4.50%, 2/15/2029 (c)	2,463	2,195
Rite Aid Corp.
7.50%, 7/1/2025 (c)	3,803	2,244

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
8.00%, 11/15/2026 (c)	8,786	4,393
Rocket Mortgage LLC
2.88%, 10/15/2026 (c)	2,499	2,224
3.63%, 3/1/2029 (c)	2,758	2,351
4.00%, 10/15/2033 (c)	426	338
Rockies Express Pipeline LLC 4.80%, 5/15/2030 (c)	1,170	1,038
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (c)	2,244	2,377
11.63%, 8/15/2027 (c)	5,852	6,390
8.25%, 1/15/2029 (c)	3,455	3,602
9.25%, 1/15/2029 (c)	3,465	3,689
7.25%, 1/15/2030 (c)	2,076	2,098
Royalty Pharma plc 2.15%, 9/2/2031	86	67
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a) (c)	1,702	1,160
RTX Corp. 1.90%, 9/1/2031	329	260
S&P Global, Inc. 2.90%, 3/1/2032	130	112
Sabre GLBL, Inc. 7.38%, 9/1/2025 (c)	1,777	1,604
SBA Communications Corp., REIT
3.88%, 2/15/2027 (a)	1,000	921
3.13%, 2/1/2029 (a)	915	771
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,180	2,076
4.50%, 10/15/2029 (a)	3,152	2,766
4.00%, 4/1/2031	2,754	2,237
4.38%, 2/1/2032	3,297	2,671
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a) (c)	530	404
Scripps Escrow, Inc. 5.88%, 7/15/2027 (c)	2,352	1,964
Seagate HDD Cayman
8.25%, 12/15/2029 (c)	2,000	2,096
8.50%, 7/15/2031 (c)	500	522
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (e) (f) (g)	8,040	7,598
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.12%, 4/1/2052 (g)	6,007	4,933
Sensata Technologies BV
5.00%, 10/1/2025 (c)	157	153
4.00%, 4/15/2029 (c)	4,850	4,286
5.88%, 9/1/2030 (c)	1,870	1,802
Sensata Technologies, Inc. 3.75%, 2/15/2031 (c)	773	653
Service Corp. International
7.50%, 4/1/2027	2,735	2,823
4.63%, 12/15/2027	410	388
5.13%, 6/1/2029	993	943
3.38%, 8/15/2030	4,078	3,400
4.00%, 5/15/2031	219	187
Shea Homes LP 4.75%, 2/15/2028	903	822
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	300	282

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (c) (j)	9,733	6,264
9.75%, 10/1/2027 (c)	1,580	1,572
Simon Property Group LP, REIT 3.75%, 2/1/2024	542	537
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a) (c)	2,890	2,416
5.50%, 3/1/2030 (a) (c)	939	496
4.13%, 12/1/2030 (c)	2,405	1,568
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (c)	1,150	1,068
4.00%, 7/15/2028 (c)	23,120	20,116
5.50%, 7/1/2029 (c)	5,215	4,765
4.13%, 7/1/2030 (c)	605	498
3.88%, 9/1/2031 (c)	81	63
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (c)	1,140	1,074
7.25%, 5/15/2031 (c)	1,505	1,438
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (c)	700	702
SM Energy Co.
5.63%, 6/1/2025	3,980	3,900
6.75%, 9/15/2026	1,038	1,020
6.50%, 7/15/2028 (a)	1,006	983
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a) (c)	2,476	2,121
Southern California Edison Co. Series E, (ICE LIBOR USD 3 Month + 4.20%), 9.83%, 9/5/2023 (e) (f) (g)	2,040	2,032
Southern Co. Gas Capital Corp.
Series 20-A, 1.75%, 1/15/2031	60	47
5.15%, 9/15/2032	20	20
Southwestern Energy Co.
8.38%, 9/15/2028	855	888
5.38%, 3/15/2030	3,859	3,611
4.75%, 2/1/2032	808	718
Spectrum Brands, Inc.
5.00%, 10/1/2029 (c)	2,486	2,237
5.50%, 7/15/2030 (c)	5,413	4,944
3.88%, 3/15/2031 (a) (c)	3,061	2,525
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (c)	3,640	3,638
9.38%, 11/30/2029 (c)	2,275	2,435
Sprint Capital Corp. 8.75%, 3/15/2032	11,604	13,981
Sprint LLC
7.88%, 9/15/2023	10,601	10,610
7.63%, 2/15/2025	16,544	16,918
SPX FLOW, Inc. 8.75%, 4/1/2030 (c)	30	28
SRS Distribution, Inc. 4.63%, 7/1/2028 (c)	4,840	4,382
SS&C Technologies, Inc. 5.50%, 9/30/2027 (c)	7,133	6,891
Stagwell Global LLC 5.63%, 8/15/2029 (c)	4,601	3,915

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Standard Industries, Inc.
5.00%, 2/15/2027 (c)	1,452	1,391
4.75%, 1/15/2028 (c)	6,160	5,739
4.38%, 7/15/2030 (c)	195	169
3.38%, 1/15/2031 (c)	1,243	1,004
Staples, Inc.
7.50%, 4/15/2026 (c)	12,893	10,651
10.75%, 4/15/2027 (c)	5,899	3,373
State Street Corp.
Series H, (3-MONTH CME TERM SOFR + 2.80%), 5.63%, 12/15/2023 (e) (f) (g)	4,393	4,264
(SOFR + 0.60%), 4.86%, 1/26/2026 (g)	700	691
(SOFR + 0.73%), 2.20%, 2/7/2028 (g)	290	263
Station Casinos LLC 4.50%, 2/15/2028 (c)	4,659	4,226
Stericycle, Inc. 3.88%, 1/15/2029 (c)	1,821	1,598
Summit Materials LLC 5.25%, 1/15/2029 (c)	832	785
Summit Midstream Holdings LLC 9.00%, 10/15/2026 (c) (h)	1,838	1,806
Sunnova Energy Corp. 5.88%, 9/1/2026 (a) (c)	50	45
Sunoco LP
5.88%, 3/15/2028	423	411
4.50%, 5/15/2029	2,450	2,200
4.50%, 4/30/2030	3,732	3,309
Synaptics, Inc. 4.00%, 6/15/2029 (c)	1,881	1,618
Syneos Health, Inc. 3.63%, 1/15/2029 (c)	2,256	2,234
Sysco Corp.
3.25%, 7/15/2027	265	248
2.40%, 2/15/2030	186	158
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	100	95
4.00%, 4/14/2032	30	27
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (c)	6,701	6,713
5.50%, 1/15/2028 (c)	620	570
6.00%, 12/31/2030 (c)	1,703	1,512
6.00%, 9/1/2031 (c)	4,277	3,721
Targa Resources Partners LP
6.50%, 7/15/2027	7,393	7,427
6.88%, 1/15/2029	1,906	1,939
Target Corp. 4.50%, 9/15/2032	70	68
TEGNA, Inc.
4.75%, 3/15/2026 (c)	541	519
4.63%, 3/15/2028	2,660	2,381
5.00%, 9/15/2029	104	93
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (c)	6,835	5,925
3.88%, 10/15/2031 (c)	2,795	2,262
Tenet Healthcare Corp.
4.88%, 1/1/2026	22,644	21,916

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.25%, 2/1/2027	6,109	5,997
5.13%, 11/1/2027	8,570	8,138
6.13%, 6/15/2030	3,564	3,463
6.75%, 5/15/2031 (c)	3,778	3,753
Terex Corp. 5.00%, 5/15/2029 (c)	5,609	5,219
Thor Industries, Inc. 4.00%, 10/15/2029 (c)	1,333	1,145
T-Mobile USA, Inc. 2.25%, 11/15/2031	542	434
Topaz Solar Farms LLC 5.75%, 9/30/2039 (c)	354	341
TopBuild Corp.
3.63%, 3/15/2029 (c)	404	354
4.13%, 2/15/2032 (c)	429	368
Toyota Motor Credit Corp.
(SOFRINDX + 0.33%), 5.65%, 1/11/2024 (g)	752	752
(SOFR + 0.38%), 5.69%, 2/22/2024 (a) (g)	484	484
TransDigm, Inc. 6.25%, 3/15/2026 (c)	6,850	6,813
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (c)	1,771	1,757
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (c)	841	868
Transocean, Inc.
8.75%, 2/15/2030 (c)	1,216	1,262
7.50%, 4/15/2031	169	148
6.80%, 3/15/2038	462	369
TreeHouse Foods, Inc. 4.00%, 9/1/2028	517	451
Tri Pointe Homes, Inc.
5.25%, 6/1/2027	1,000	966
5.70%, 6/15/2028	128	123
TriMas Corp. 4.13%, 4/15/2029 (c)	4,555	4,020
TriNet Group, Inc. 3.50%, 3/1/2029 (c)	1,308	1,141
Trinity Industries, Inc. 7.75%, 7/15/2028 (c)	2,548	2,593
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (c)	6,430	5,845
5.13%, 4/1/2029 (c)	3,303	1,942
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (c)	2,758	2,330
Triumph Group, Inc.
7.75%, 8/15/2025 (a)	1,837	1,774
9.00%, 3/15/2028 (c)	1,336	1,372
Truist Financial Corp.
Series M, (3-MONTH CME TERM SOFR + 3.05%), 5.12%, 12/15/2027 (e) (f) (g)	2,346	1,876
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (e) (f) (g)	8,754	7,845
Tucson Electric Power Co. 1.50%, 8/1/2030	30	23
Uber Technologies, Inc. 4.50%, 8/15/2029 (a) (c)	3,335	3,082
UDR, Inc., REIT
3.20%, 1/15/2030	160	142
3.00%, 8/15/2031	41	35
United Airlines Holdings, Inc. 5.00%, 2/1/2024 (a)	2,404	2,380
United Airlines, Inc. 4.38%, 4/15/2026 (c)	4,042	3,827
United Rentals North America, Inc.
5.50%, 5/15/2027	3,236	3,182

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.88%, 1/15/2028	875	835
5.25%, 1/15/2030	445	424
3.88%, 2/15/2031	4,474	3,857
United States Cellular Corp. 6.70%, 12/15/2033	2,500	2,169
United States Steel Corp. 6.88%, 3/1/2029	363	359
UnitedHealth Group, Inc.
5.25%, 2/15/2028	70	72
4.20%, 5/15/2032	60	57
5.35%, 2/15/2033	65	67
3.05%, 5/15/2041	75	57
5.88%, 2/15/2053	23	25
Uniti Group LP, REIT
10.50%, 2/15/2028 (c)	662	658
6.00%, 1/15/2030 (a) (c)	334	221
Univision Communications, Inc.
6.63%, 6/1/2027 (c)	1,330	1,294
8.00%, 8/15/2028 (c) (l)	1,201	1,210
4.50%, 5/1/2029 (c)	1,309	1,133
7.38%, 6/30/2030 (c)	3,646	3,549
Upbound Group, Inc. 6.38%, 2/15/2029 (a) (c)	1,233	1,131
Urban One, Inc. 7.38%, 2/1/2028 (c)	136	120
US Bancorp
3.38%, 2/5/2024	956	945
Series V, 2.38%, 7/22/2026 (a)	4,500	4,165
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (e) (f) (g)	8,257	6,420
Series J, (3-MONTH CME TERM SOFR + 3.18%), 5.30%, 4/15/2027 (e) (f) (g)	1,414	1,242
(SOFR + 1.66%), 4.55%, 7/22/2028 (g)	3,035	2,919
Vail Resorts, Inc. 6.25%, 5/15/2025 (c)	1,142	1,145
Valaris Ltd. 8.38%, 4/30/2030 (c)	1,559	1,595
Valvoline, Inc. 4.25%, 2/15/2030 (a) (c)	1,400	1,377
Varex Imaging Corp. 7.88%, 10/15/2027 (c)	247	247
Vector Group Ltd. 5.75%, 2/1/2029 (c)	1,245	1,082
Venator Finance SARL 5.75%, 7/15/2025 (c) (i)	3,375	169
Ventas Realty LP, REIT 4.00%, 3/1/2028	100	93
Venture Global LNG, Inc. 8.13%, 6/1/2028 (c)	3,787	3,849
Verizon Communications, Inc.
4.40%, 11/1/2034	246	225
4.27%, 1/15/2036	150	134
Viavi Solutions, Inc. 3.75%, 10/1/2029 (c)	414	355
VICI Properties LP, REIT
4.63%, 6/15/2025 (c)	2,251	2,186
4.50%, 9/1/2026 (c)	995	942
4.25%, 12/1/2026 (c)	8,012	7,547
5.75%, 2/1/2027 (c)	4,882	4,817
3.75%, 2/15/2027 (c)	2,094	1,933
4.50%, 1/15/2028 (c)	555	512
3.88%, 2/15/2029 (c)	3,853	3,416

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.63%, 12/1/2029 (c)	4,688	4,284
Vista Outdoor, Inc. 4.50%, 3/15/2029 (c)	7,402	6,295
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (c) (e) (f) (g)	1,712	1,524
Vistra Operations Co. LLC
5.50%, 9/1/2026 (c)	232	224
5.63%, 2/15/2027 (c)	6,035	5,835
4.38%, 5/1/2029 (c)	1,318	1,163
VM Consolidated, Inc. 5.50%, 4/15/2029 (c)	307	282
VMware, Inc. 2.20%, 8/15/2031	286	224
Wabash National Corp. 4.50%, 10/15/2028 (c)	3,121	2,629
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	60	56
4.28%, 3/15/2032	135	120
Warrior Met Coal, Inc. 7.88%, 12/1/2028 (c)	976	985
WEC Energy Group, Inc. 1.80%, 10/15/2030	100	79
Weekley Homes LLC 4.88%, 9/15/2028 (c)	599	538
Wells Fargo & Co.
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024 (e) (f) (g) (h)	4,432	4,386
(SOFR + 0.51%), 0.80%, 5/19/2025 (g)	1,540	1,476
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025 (e) (f) (g) (h)	1,707	1,669
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (g)	6,420	6,067
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (e) (f) (g)	9,602	8,634
(SOFR + 1.32%), 3.91%, 4/25/2026 (g)	624	604
(SOFR + 1.51%), 3.53%, 3/24/2028 (g)	4,450	4,160
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (e) (f) (g)	2,955	3,038
(SOFR + 2.02%), 5.39%, 4/24/2034 (g)	110	109
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (c) (i)	1,030	41
9.00%, 11/15/2026 (a) (c) (i)	10,820	1,028
13.13%, 11/15/2027 (c) (i)	444	13
WESCO Distribution, Inc.
7.13%, 6/15/2025 (c)	5,018	5,076
7.25%, 6/15/2028 (c)	3,000	3,059
William Carter Co. (The) 5.63%, 3/15/2027 (c)	4,029	3,928
Williams Cos., Inc. (The)
4.30%, 3/4/2024	645	639
2.60%, 3/15/2031	85	70
Winnebago Industries, Inc. 6.25%, 7/15/2028 (c)	305	296
WMG Acquisition Corp. 3.75%, 12/1/2029 (c)	4,771	4,166
WP Carey, Inc., REIT
2.40%, 2/1/2031	150	121
2.45%, 2/1/2032	30	24
WR Grace Holdings LLC
4.88%, 6/15/2027 (c)	220	207
5.63%, 8/15/2029 (a) (c)	1,401	1,182
WW International, Inc. 4.50%, 4/15/2029 (a) (c)	183	130
Wynn Las Vegas LLC 5.50%, 3/1/2025 (c)	9,352	9,176

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (c)	5,760	5,212
XPO Escrow Sub LLC 7.50%, 11/15/2027 (c)	2,956	3,056
XPO, Inc. 6.25%, 6/1/2028 (c)	1,845	1,825
Yum! Brands, Inc.
4.75%, 1/15/2030 (c)	1,609	1,501
3.63%, 3/15/2031	661	567
4.63%, 1/31/2032	3,132	2,837
5.38%, 4/1/2032	64	61
Ziff Davis, Inc. 4.63%, 10/15/2030 (c)	1,271	1,114
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	39	33
Zoetis, Inc. 2.00%, 5/15/2030	182	151
		2,472,492
Uzbekistan — 0.0% ^
Uzbekneftegaz JSC 4.75%, 11/16/2028 (c)	1,350	1,139
Total Corporate Bonds (Cost $3,561,416)		3,262,265
	SHARES (000)
Exchange-Traded Funds — 8.1%
United States — 8.1%
JPMorgan Equity Premium Income ETF (m)	10,487	586,012
JPMorgan Nasdaq Equity Premium Income ETF (m)	3,954	195,464
		781,476
Total Exchange-Traded Funds (Cost $777,749)		781,476
	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 3.9%
United States — 3.9%
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (c)	2,500	1,564
Series 2019-BN16, Class F, 3.69%, 2/15/2052 (c) (k)	2,000	949
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (c)	2,000	842
Series 2019-BN23, Class D, 2.50%, 12/15/2052 (c)	4,000	2,212
Series 2021-BN31, Class E, 2.50%, 2/15/2054 (c) (k)	2,500	1,213
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (c) (k)	8,500	5,580
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (c)	1,534	565
Series 2019-BN19, Class C, 4.03%, 8/15/2061 (k)	7,500	4,893
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (c)	1,000	547
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (c)	1,000	567
Series 2019-BN24, Class C, 3.52%, 11/15/2062 (k)	6,000	4,225
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (c)	1,350	667
Series 2020-BN28, Class E, 2.50%, 3/15/2063 (c)	3,000	1,378
BBCMS Mortgage Trust Series 2017-C1, Class D, 3.54%, 2/15/2050 (c) (k)	2,887	1,938

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (c)	975	507
Series 2019-B9, Class F, 3.75%, 3/15/2052 (c) (k)	6,590	2,261
Series 2019-B11, Class D, 3.00%, 5/15/2052 (c)	4,000	2,411
Series 2019-B11, Class C, 3.75%, 5/15/2052 (k)	13,959	9,841
Series 2020-B21, Class E, 2.00%, 12/17/2053 (c)	2,500	1,044
Series 2019-B14, Class E, 2.50%, 12/15/2062 (c)	1,415	691
Series 2019-B15, Class E, 2.75%, 12/15/2072 (c)	4,391	2,123
BX Series 2021-MFM1, Class G, 9.24%, 1/15/2034 (c) (k)	678	639
CD Mortgage Trust
Series 2016-CD2, Class C, 3.98%, 11/10/2049 (k)	750	573
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (c)	1,000	662
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (c)	1,831	1,144
Series 2017-CD6, Class C, 4.23%, 11/13/2050 (k)	1,371	1,088
Series 2018-CD7, Class D, 3.09%, 8/15/2051 (c) (k)	2,000	1,175
CFCRE Commercial Mortgage Trust Series 2016-C6, Class D, 4.18%, 11/10/2049 (c) (k)	1,000	684
CGMS Commercial Mortgage Trust Series 2017-B1, Class E, 3.30%, 8/15/2050 (c) (k)	1,500	593
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class D, 4.42%, 2/10/2048 (c) (k)	3,756	3,139
Series 2015-GC29, Class C, 4.14%, 4/10/2048 (k)	2,000	1,809
Series 2015-P1, Class D, 3.23%, 9/15/2048 (c)	2,000	1,577
Series 2016-C1, Class D, 4.94%, 5/10/2049 (c) (k)	4,975	3,938
Series 2016-C2, Class D, 3.25%, 8/10/2049 (c) (k)	1,000	740
Series 2016-P6, Class D, 3.25%, 12/10/2049 (c)	1,325	894
Series 2017-P7, Class B, 4.14%, 4/14/2050 (k)	910	785
Series 2017-P7, Class C, 4.40%, 4/14/2050 (k)	3,295	2,687
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (c)	4,500	1,825
COLEM Mortgage Trust Series 2022-HLNE, Class A, 2.46%, 4/12/2042 (c) (k)	2,500	1,936
Commercial Mortgage Trust
Series 2020-CBM, Class F, 3.63%, 2/10/2037 (c) (k)	2,750	2,430
Series 2014-CR15, Class C, 4.67%, 2/10/2047 (k)	989	864
Series 2014-LC15, Class D, 5.00%, 4/10/2047 (c) (k)	1,500	1,328
Series 2014-CR19, Class D, 4.70%, 8/10/2047 (c) (k)	400	343
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (c)	5,100	3,880
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (c)	3,250	2,698
Series 2015-CR22, Class E, 3.00%, 3/10/2048 (c)	2,500	1,758
Series 2015-CR22, Class D, 4.07%, 3/10/2048 (c) (k)	1,000	766
Series 2015-LC21, Class D, 4.33%, 7/10/2048 (k)	450	366
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (k)	2,134	1,703
Series 2015-CR25, Class D, 3.77%, 8/10/2048 (k)	2,000	1,600
Series 2015-CR27, Class D, 3.45%, 10/10/2048 (c) (k)	500	390
Series 2015-CR26, Class D, 3.47%, 10/10/2048 (k)	2,500	1,616
Series 2015-LC23, Class D, 3.55%, 10/10/2048 (c) (k)	2,750	2,249
Series 2015-LC23, Class E, 3.55%, 10/10/2048 (c) (k)	1,500	1,149
Series 2016-CR28, Class D, 3.86%, 2/10/2049 (k)	1,350	1,052
Series 2016-CR28, Class C, 4.61%, 2/10/2049 (k)	2,000	1,731
Series 2018-COR3, Class D, 2.81%, 5/10/2051 (c) (k)	2,000	1,017

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.56%, 11/15/2048 (k)	2,500	2,211
Series 2015-C2, Class B, 4.21%, 6/15/2057 (k)	1,000	903
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.49%, 8/10/2049 (c) (k)	1,170	794
Series 2016-C3, Class E, 4.24%, 8/10/2049 (c) (k)	1,250	776
FHLMC Multiclass Certificates
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	17,110	1,522
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (k)	6,200	955
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class B1, 10.57%, 7/25/2041 (c) (k)	2,000	1,633
Series 2022-MN5, Class B1, 14.57%, 11/25/2042 ‡ (c) (k)	8,302	8,275
Series 2021-MN1, Class M1, 7.07%, 1/25/2051 (c) (k)	358	344
Series 2021-MN1, Class M2, 8.82%, 1/25/2051 (c) (k)	10,750	9,690
Series 2021-MN1, Class B1, 12.82%, 1/25/2051 (c) (k)	2,650	2,534
Series 2021-MN3, Class M1, 7.37%, 11/25/2051 (c) (k)	1,824	1,760
Series 2022-MN4, Class B1, 14.57%, 5/25/2052 (c) (k)	4,000	4,000
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC03, Class X1, IO, 0.48%, 11/25/2024 (k)	61,254	499
Series K734, Class X3, IO, 2.17%, 7/25/2026 (k)	11,615	596
Series KC04, Class X1, IO, 1.25%, 12/25/2026 (k)	14,789	309
Series K084, Class X3, IO, 2.24%, 11/25/2028 (k)	6,000	585
Series K090, Class X3, IO, 2.31%, 10/25/2029 (k)	1,750	184
Series K723, Class X3, IO, 3.66%, 10/25/2034 (k)	6,544	10
Series Q012, Class X, IO, 4.08%, 9/25/2035 (k)	21,699	3,992
Series K067, Class X3, IO, 2.11%, 9/25/2044 (k)	34,106	2,371
Series K727, Class X3, IO, 2.01%, 10/25/2044 (k)	33,818	617
Series K068, Class X3, IO, 2.06%, 10/25/2044 (k)	11,050	798
Series K059, Class X3, IO, 1.92%, 11/25/2044 (k)	24,693	1,280
Series K060, Class X3, IO, 1.90%, 12/25/2044 (k)	1,000	54
Series K061, Class X3, IO, 1.98%, 12/25/2044 (k)	1,544	84
Series K066, Class X3, IO, 2.16%, 8/25/2045 (k)	20,000	1,403
Series K728, Class X3, IO, 1.96%, 11/25/2045 (k)	4,645	101
Series K089, Class X3, IO, 2.30%, 1/25/2046 (k)	22,283	2,211
Series K087, Class X3, IO, 2.32%, 1/25/2046 (k)	18,300	1,800
Series K082, Class X3, IO, 2.21%, 10/25/2046 (k)	11,750	1,092
Series K102, Class X3, IO, 1.89%, 12/25/2046 (k)	1,180	107
Series K088, Class X3, IO, 2.35%, 2/25/2047 (k)	10,130	1,053
Series K093, Class X3, IO, 2.21%, 5/25/2047 (k)	15,000	1,512
Series K116, Class X3, IO, 3.02%, 9/25/2047 (k)	10,500	1,672
Series K108, Class X3, IO, 3.49%, 4/25/2048 (k)	16,575	2,931
FNMA ACES
Series 2019-M21, Class X2, IO, 1.28%, 2/25/2031 (k)	5,435	373
Series 2020-M37, Class X, IO, 1.03%, 4/25/2032 (k)	25,225	1,265
Series 2023-M1, Class 1A, 3.43%, 4/25/2032 (k)	16,982	15,836
Series 2016-M4, Class X2, IO, 2.67%, 1/25/2039 (k)	6,786	93

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
FREMF Mortgage Trust
Series 2017-KF31, Class B, 8.12%, 4/25/2024 (c) (k)	1,322	1,312
Series 2018-KF47, Class B, 7.22%, 5/25/2025 (c) (k)	1,348	1,304
Series 2018-KF51, Class C, 11.22%, 8/25/2025 (c) (k)	2,802	2,627
Series 2019-KC03, Class B, 4.38%, 1/25/2026 (c) (k)	2,304	2,158
Series 2019-KF58, Class B, 7.37%, 1/25/2026 (c) (k)	906	847
Series 2019-KF62, Class B, 7.27%, 4/25/2026 (c) (k)	532	492
Series 2017-KL1E, Class BE, 3.91%, 2/25/2027 (c) (k)	186	160
Series 2017-KF33, Class B, 7.77%, 6/25/2027 (c) (k)	566	522
Series 2017-KF40, Class B, 7.92%, 11/25/2027 (c) (k)	978	925
Series 2018-KF43, Class B, 7.37%, 1/25/2028 (c) (k)	1,288	1,189
Series 21K-F116, Class CS, 11.47%, 6/25/2028 (c) (k)	7,066	7,009
Series 2018-KF50, Class B, 7.12%, 7/25/2028 (c) (k)	293	259
Series 2018-KSW4, Class C, 10.22%, 10/25/2028 (k)	2,732	2,443
Series 2019-KG01, Class B, 4.17%, 4/25/2029 (c) (k)	4,765	4,023
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (c)	281,261	1,069
Series 2019-KW09, Class C, PO, 6/25/2029 ‡ (c)	24,011	14,016
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (c)	32,681	142
Series 2017-K153, Class B, PO, 4/25/2032 ‡ (c)	10,281	4,459
Series 2023-KF149, Class CS, 11.22%, 12/25/2032 (c) (k)	9,999	10,232
Series 2017-K724, Class D, PO, 12/25/2049 ‡ (c)	20,000	19,175
Series 2017-K724, Class X2A, IO, 0.10%, 12/25/2049 (c)	132,294	1
Series 2017-K724, Class X2B, IO, 0.10%, 12/25/2049 (c)	52,000	1
GNMA
Series 2012-89, IO, 0.11%, 12/16/2053 (k)	6,020	4
Series 2015-59, IO, 0.87%, 6/16/2056 (k)	3,404	90
Series 2017-148, IO, 0.55%, 7/16/2059 (k)	8,257	261
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (k)	5,971	304
Series 2020-145, IO, 0.73%, 3/16/2063 (k)	55,197	2,912
Series 2021-10, IO, 0.99%, 5/16/2063 (k)	5,156	358
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.61%, 11/10/2045 (c) (k)	433	397
Series 2015-GC28, Class D, 4.31%, 2/10/2048 (c) (k)	2,500	2,103
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (c)	2,750	2,101
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (c) (k)	2,900	1,698
Series 2017-GS6, Class D, 3.24%, 5/10/2050 (c)	1,750	810
Series 2015-GC30, Class D, 3.38%, 5/10/2050	1,250	990
Series 2019-GC40, Class D, 3.00%, 7/10/2052 (c)	3,800	2,113
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (c)	2,250	1,101
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (c) (k)	2,824	1,584
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (c)	2,000	1,803
Series 2013-C17, Class D, 4.87%, 1/15/2047 (c) (k)	1,250	1,027
Series 2014-C26, Class D, 3.87%, 1/15/2048 (c) (k)	1,500	1,146
Series 2014-C26, Class C, 4.37%, 1/15/2048 (k)	1,926	1,679
Series 2015-C33, Class C, 4.64%, 12/15/2048 (k)	8,000	6,430
Series 2016-C1, Class D2, 4.20%, 3/17/2049 (c) (k)	1,465	1,121

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2016-C1, Class C, 4.70%, 3/17/2049 (k)	5,000	4,435
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.50%, 3/15/2050 (c) (k)	7,577	5,125
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class D, 3.06%, 12/15/2049 (c) (k)	2,514	1,462
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class D, 3.41%, 8/15/2049 (c) (k)	4,500	2,982
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (k)	3,405	1,246
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class G, 4.50%, 8/15/2045 (c)	1,500	1,274
Series 2014-C14, Class D, 5.06%, 2/15/2047 (c) (k)	3,750	3,543
Series 2014-C15, Class D, 4.86%, 4/15/2047 (c) (k)	365	336
Series 2014-C16, Class C, 4.71%, 6/15/2047 (k)	2,000	1,680
Series 2014-C19, Class D, 3.25%, 12/15/2047 (c)	2,585	1,990
Series 2015-C20, Class C, 4.45%, 2/15/2048 (k)	3,127	2,857
Series 2015-C24, Class D, 3.26%, 5/15/2048 (c)	6,000	4,935
Series 2015-C25, Class C, 4.52%, 10/15/2048 (k)	4,500	3,980
Series 2016-C31, Class C, 4.26%, 11/15/2049 (k)	1,440	1,108
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 (c) (k)	730	518
Series 2018-L1, Class E, 3.00%, 10/15/2051 (c)	5,486	2,962
Series 2019-L2, Class D, 3.00%, 3/15/2052 (c)	7,075	4,366
Series 2019-L2, Class E, 3.00%, 3/15/2052 (c)	2,575	1,382
MRCD MARK Mortgage Trust
Series 2019-PARK, Class F, 2.72%, 12/15/2036 (c)	10,000	8,277
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (c)	4,000	2,184
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (c)	17,000	8,426
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.43%, 10/25/2049 (c) (k)	4,591	4,520
Series 2020-01, Class M10, 8.93%, 3/25/2050 (c) (k)	2,836	2,727
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.21%, 4/10/2043 (c) (k)	5,000	2,705
VASA Trust Series 2021-VASA, Class G, 10.34%, 7/15/2039 (c) (k)	1,360	587
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (c) (k)	2,192	2,079
Series 2018-2, Class M2, 4.51%, 10/26/2048 (c) (k)	146	126
Series 2018-2, Class M3, 4.72%, 10/26/2048 (c) (k)	213	176
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class E, 8.99%, 2/15/2040 (c) (k)	1,642	1,427
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (c) (k)	1,500	1,136
Series 2015-C28, Class D, 4.08%, 5/15/2048 (k)	7,740	6,157
Series 2016-C35, Class D, 3.14%, 7/15/2048 (c)	5,000	3,603
Series 2018-C43, Class D, 3.00%, 3/15/2051 (c)	1,250	791
Series 2018-C44, Class D, 3.00%, 5/15/2051 (c)	1,517	911
Series 2019-C52, Class XA, IO, 1.60%, 8/15/2052 (k)	3,711	242
Series 2015-NXS3, Class D, 3.15%, 9/15/2057 (c)	1,000	830
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 3.91%, 9/15/2057 (c) (k)	5,505	4,143
Total Commercial Mortgage-Backed Securities (Cost $456,789)		378,696

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 3.8%
Bermuda — 0.0% ^
Bellemeade Re Ltd. Series 2019-1A, Class M2, 8.11%, 3/25/2029 (c) (k)	807	813
United States — 3.8%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 4.72%, 2/25/2035 (k)	492	486
Series 2005-2, Class 3A1, 4.72%, 6/25/2035 (k)	423	401
Alternative Loan Trust
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	6	4
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1	1
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2021	74	66
Series 2007-9T1, Class 3A1, 5.50%, 5/25/2022 ‡	—	—
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	31	26
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	232	217
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	11	11
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	57	56
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	292	266
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	411	373
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	1,362	1,275
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	2,107	1,793
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	253	216
Series 2005-J2, Class 1A5, 5.50%, 4/25/2035 (k)	3,406	2,627
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	869	735
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	462	353
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	2,056	1,627
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	88	70
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	1,037	866
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	365	313
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	924	792
Series 2005-J14, Class A3, 5.50%, 12/25/2035	213	137
Series 2005-J14, Class A7, 5.50%, 12/25/2035	1,125	724
Series 2005-J14, Class A8, 5.50%, 12/25/2035	945	608
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	281	168
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	96	68
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	—	—
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	473	365
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,133	625
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	412	250
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	200	112
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	2,163	1,152
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	141	82
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	136	72
American Home Mortgage Investment Trust Series 2007-2, Class 12A1, 5.95%, 3/25/2037 (k)	4,240	1,616
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/2049 (c) (k)	2,250	1,942
Series 2019-6, Class B1, 3.94%, 11/25/2059 (c) (k)	4,000	3,431
Series 2019-6, Class B3, 5.87%, 11/25/2059 (c) (k)	1,285	1,079
Angel Oak Mortgage Trust I LLC Series 2019-2, Class B2, 6.29%, 3/25/2049 (c) (k)	2,250	2,211

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Banc of America Alternative Loan Trust
Series 2006-4, Class 2A1, 6.00%, 5/25/2021	2	2
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	316	269
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	404	346
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	917	806
Series 2006-5, Class CB7, 6.00%, 6/25/2046	245	214
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	52	34
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	1,190	918
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	26	24
Series 2006-A, Class 1A1, 4.45%, 2/20/2036 (k)	314	296
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	176	148
Series 2007-5, Class 4A1, 5.78%, 7/25/2037 (k)	2,053	1,333
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 4.17%, 2/25/2034 (k)	219	213
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	112	97
Bear Stearns ALT-A Trust Series 2006-8, Class 3A1, 5.73%, 2/25/2034 (k)	181	161
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class M1, 6.42%, 10/25/2034 (k)	239	201
Chase Mortgage Finance Trust
Series 2007-A2, Class 3A1, 4.68%, 6/25/2035 (k)	—	—
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,047	450
Series 2006-S4, Class A5, 6.00%, 12/25/2036	812	366
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	189	110
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	72	45
Series 2004-25, Class 2A1, 6.09%, 2/25/2035 (k)	1,781	1,515
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	1,138	718
Series 2005-31, Class 2A1, 3.27%, 1/25/2036 (k)	533	434
Series 2005-30, Class A5, 5.50%, 1/25/2036	115	73
Series 2006-HYB1, Class 2A2C, 3.70%, 3/20/2036 (k)	1,562	1,424
Series 2006-HYB2, Class 2A1B, 3.89%, 4/20/2036 (k)	457	400
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	85	51
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	1,031	491
Series 2006-17, Class A2, 6.00%, 12/25/2036	280	119
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	1,640	930
Series 2007-2, Class A2, 6.00%, 3/25/2037	98	47
Series 2007-3, Class A18, 6.00%, 4/25/2037	773	384
Series 2007-10, Class A4, 5.50%, 7/25/2037	100	46
Series 2007-13, Class A4, 6.00%, 8/25/2037	210	108
Series 2007-16, Class A1, 6.50%, 10/25/2037	1,841	841
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	413	156
Series 2006-OA5, Class 2A1, 5.81%, 4/25/2046 (k)	1,511	1,273
Citicorp Mortgage Securities Trust Series 2007-4, Class 1A9, 6.00%, 5/25/2037	317	276
Citigroup Mortgage Loan Trust
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	64	49
Series 2006-AR3, Class 1A1A, 4.51%, 6/25/2036 (k)	873	799
Series 2006-AR5, Class 1A5A, 3.98%, 7/25/2036 (k)	344	329

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1, 6.08%, 9/25/2035 (k)	217	219
Series 2006-8, Class A3, 5.76%, 10/25/2035 (c) (k)	461	228
COLT Mortgage Loan Trust
Series 2021-3, Class B1, 3.06%, 9/27/2066 (c) (k)	2,500	1,332
Series 2021-5, Class B1, 4.12%, 11/26/2066 (c) (k)	3,903	2,697
Series 2021-5, Class B2, 4.12%, 11/26/2066 (c) (k)	2,247	1,478
Series 2022-1, Class B1, 4.15%, 12/27/2066 (c) (k)	2,038	1,469
Series 2022-1, Class B2, 4.15%, 12/27/2066 (c) (k)	2,581	1,769
Series 2023-2, Class A1, 6.60%, 7/25/2068 (c) (h)	3,035	3,054
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 10.43%, 6/25/2039 (c) (k)	2,658	2,815
Series 2019-R06, Class 2B1, 8.93%, 9/25/2039 (c) (k)	4,771	4,880
Series 2019-R07, Class 1B1, 8.58%, 10/25/2039 (c) (k)	8,500	8,542
Series 2020-R02, Class 2B1, 8.18%, 1/25/2040 (c) (k)	15,158	15,105
Series 2020-R01, Class 1B1, 8.43%, 1/25/2040 (c) (k)	1,000	984
Series 2021-R01, Class 1B1, 8.17%, 10/25/2041 (c) (k)	5,200	5,230
Series 2021-R03, Class 1B1, 7.82%, 12/25/2041 (c) (k)	1,000	990
Series 2021-R03, Class 1B2, 10.57%, 12/25/2041 (c) (k)	9,100	9,010
Series 2022-R01, Class 1B2, 11.07%, 12/25/2041 (c) (k)	11,437	11,480
Series 2023-R03, Class 2M1, 7.57%, 4/25/2043 (c) (k)	6,002	6,089
Series 2023-R06, Class 1M2, 7.77%, 7/25/2043 (c) (k)	1,500	1,510
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	572	72
Series 2003-29, Class 3A1, 5.50%, 12/25/2033	159	153
Series 2004-AR4, Class 2A1, 4.55%, 5/25/2034 (k)	147	147
Series 2004-AR4, Class 4A1, 4.60%, 5/25/2034 (k)	844	854
Series 2004-AR5, Class 6A1, 4.97%, 6/25/2034 (k)	195	190
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	949	929
Series 2004-8, Class 4A3, 5.50%, 12/25/2034	71	66
Series 2005-4, Class 2A5, 5.50%, 6/25/2035 (k)	2,161	1,488
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	263	195
CSFB Mortgage-Backed Trust Series 2004-AR6, Class 7A1, 5.37%, 10/25/2034 (k)	334	335
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.52%, 10/25/2026 (k)	32	30
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	338	184
Deephaven Residential Mortgage Trust
Series 2021-3, Class B1, 3.27%, 8/25/2066 (c) (k)	5,000	3,107
Series 2021-3, Class B2, 4.13%, 8/25/2066 (c) (k)	4,502	2,830
Series 2021-4, Class B1, 4.16%, 11/25/2066 (c) (k)	6,000	4,034
Series 2021-4, Class B2, 4.47%, 11/25/2066 (c) (k)	6,508	4,294
Series 2022-1, Class B1, 4.28%, 1/25/2067 (c) (k)	3,000	2,096
Series 2022-1, Class B2, 4.28%, 1/25/2067 (c) (k)	5,640	3,607
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.73%, 2/25/2020 (k)	16	16
Deutsche Alt-A Securities, Inc., Mortgage Loan Trust Series 2005-2, Class 2A1, 5.71%, 3/25/2020 (k)	4	3
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 5.88%, 8/19/2045 (k)	1,201	1,025

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
FHLMC STACR REMIC Trust
Series 2021-DNA5, Class B2, 10.57%, 1/25/2034 (c) (k)	3,400	3,148
Series 2021-DNA6, Class B1, 8.47%, 10/25/2041 (c) (k)	2,500	2,512
Series 2021-HQA4, Class M1, 6.02%, 12/25/2041 (c) (k)	7,055	6,904
Series 2023-DNA1, Class M1A, 7.17%, 3/25/2043 (c) (k)	1,850	1,871
Series 2023-HQA1, Class M1A, 7.07%, 5/25/2043 (c) (k)	2,841	2,857
Series 2020-HQA1, Class B2, 10.28%, 1/25/2050 (c) (k)	4,000	4,000
Series 2021-DNA1, Class B2, 9.82%, 1/25/2051 (c) (k)	8,000	7,710
FHLMC STACR Trust Series 2019-HQA3, Class B1, 8.18%, 9/25/2049 (c) (k)	3,000	3,038
FHLMC Structured Agency Credit Risk Debt Notes Series 2021-DNA2, Class B2, 11.07%, 8/25/2033 (c) (k)	11,550	11,750
FHLMC, REMIC
Series 4068, Class DS, IF, IO, 0.82%, 6/15/2042 (k)	1,564	160
Series 4097, Class ES, IF, IO, 0.92%, 8/15/2042 (k)	2,570	243
Series 4103, Class SB, IF, IO, 0.87%, 9/15/2042 (k)	2,770	238
Series 4425, Class SA, IF, IO, 0.87%, 1/15/2045 (k)	2,744	288
Series 4594, Class SG, IF, IO, 0.82%, 6/15/2046 (k)	2,956	347
Series 4606, Class SB, IF, IO, 0.82%, 8/15/2046 (k)	5,401	553
Series 4614, Class SK, IF, IO, 0.82%, 9/15/2046 (k)	9,643	1,138
Series 4616, Class HS, IF, IO, 0.82%, 9/15/2046 (k)	3,170	301
Series 4718, Class SD, IF, IO, 0.97%, 9/15/2047 (k)	2,526	261
Series 4768, Class SG, IF, IO, 1.02%, 3/15/2048 (k)	2,036	233
Series 4820, Class ES, IF, IO, 1.02%, 3/15/2048 (k)	1,055	93
Series 4834, Class SA, IF, IO, 0.97%, 10/15/2048 (k)	2,858	265
Series 4839, Class WS, IF, IO, 0.92%, 8/15/2056 (k)	6,429	765
FHLMC, STRIPS
Series 264, Class S1, IF, IO, 0.77%, 7/15/2042 (k)	1,589	139
Series 274, Class S1, IF, IO, 0.82%, 8/15/2042 (k)	2,050	181
Series 278, Class S1, IF, IO, 0.87%, 9/15/2042 (k)	1,762	168
Series 279, Class S6, IF, IO, 0.87%, 9/15/2042 (k)	1,397	137
Series 300, Class S1, IF, IO, 0.92%, 1/15/2043 (k)	1,869	173
Series 326, Class S2, IF, IO, 0.77%, 3/15/2044 (k)	2,148	197
Series 336, Class S1, IF, IO, 0.87%, 8/15/2044 (k)	1,452	133
Series 337, Class S1, IF, IO, 0.87%, 9/15/2044 (k)	1,199	116
First Horizon Alternative Mortgage Securities Trust Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	12	8
FNMA, Connecticut Avenue Securities
Series 2017-C01, Class 1B1, 10.93%, 7/25/2029 (k)	2,750	3,075
Series 2021-R02, Class 2B2, 11.27%, 11/25/2041 (c) (k)	5,142	5,165
FNMA, REMIC
Series 2011-126, Class SM, IF, IO, 0.77%, 12/25/2041 (k)	1,764	129
Series 2012-20, Class SL, IF, IO, 1.27%, 3/25/2042 (k)	2,176	240
Series 2012-35, Class SN, IF, IO, 1.27%, 4/25/2042 (k)	2,368	262
Series 2012-128, Class MS, IF, IO, 0.97%, 11/25/2042 (k)	1,121	115
Series 2013-124, Class SB, IF, IO, 0.77%, 12/25/2043 (k)	2,685	256
Series 2013-136, Class SB, IF, IO, 0.72%, 1/25/2044 (k)	2,558	220
Series 2015-35, Class SA, IF, IO, 0.42%, 6/25/2045 (k)	2,771	181
Series 2015-37, Class ST, IF, IO, 0.44%, 6/25/2045 (k)	2,721	230
Series 2016-77, Class SA, IF, IO, 0.82%, 10/25/2046 (k)	2,294	238

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2017-1, Class SA, IF, IO, 0.87%, 2/25/2047 (k)	2,569	252
Series 2017-16, Class SM, IF, IO, 0.87%, 3/25/2047 (k)	1,558	171
Series 2017-37, Class AS, IF, IO, 0.92%, 5/25/2047 (k)	7,041	661
Series 2018-14, Class SA, IF, IO, 1.02%, 3/25/2048 (k)	4,327	467
Series 2018-15, Class JS, IF, IO, 1.02%, 3/25/2048 (k)	2,745	311
Series 2018-16, Class SN, IF, IO, 1.07%, 3/25/2048 (k)	1,065	121
Series 2018-27, Class SE, IF, IO, 1.02%, 5/25/2048 (k)	2,062	230
Series 2018-60, Class SK, IF, IO, 0.52%, 8/25/2048 (k)	1,856	109
Series 2019-9, Class SM, IF, IO, 0.87%, 3/25/2049 (k)	2,337	197
Series 2019-20, Class BS, IF, IO, 0.87%, 5/25/2049 (k)	720	63
GCAT Trust Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (c) (k)	3,000	2,230
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 4.57%, 8/19/2034 (k)	223	201
Series 2005-AR1, Class 3A, 3.67%, 3/18/2035 (k)	50	43
GNMA
Series 2014-25, Class HS, IF, IO, 0.73%, 2/20/2044 (k)	1,931	182
Series 2015-124, Class SB, IF, IO, 0.88%, 9/20/2045 (k)	3,334	360
Series 2015-149, Class GS, IF, IO, 0.88%, 10/20/2045 (k)	3,455	403
Series 2016-111, Class SA, IF, IO, 0.73%, 8/20/2046 (k)	1,691	166
Series 2017-11, Class AS, IF, IO, 0.73%, 1/20/2047 (k)	1,891	201
Series 2017-55, Class AS, IF, IO, 0.78%, 4/20/2047 (k)	1,126	117
Series 2017-56, Class SC, IF, IO, 0.78%, 4/20/2047 (k)	2,478	284
Series 2017-75, Class SD, IF, IO, 0.83%, 5/20/2047 (k)	976	93
Series 2017-80, Class AS, IF, IO, 0.83%, 5/20/2047 (k)	2,558	274
Series 2017-93, Class SE, IF, IO, 0.83%, 6/20/2047 (k)	1,826	192
Series 2017-107, Class SL, IF, IO, 0.83%, 7/20/2047 (k)	5,586	596
Series 2017-120, Class QS, IF, IO, 0.83%, 8/20/2047 (k)	2,105	195
Series 2017-134, Class SB, IF, IO, 0.83%, 9/20/2047 (k)	2,017	184
Series 2017-141, Class QS, IF, IO, 0.83%, 9/20/2047 (k)	4,764	368
Series 2017-149, Class QS, IF, IO, 0.83%, 10/20/2047 (k)	2,327	223
Series 2018-1, Class ST, IF, IO, 0.83%, 1/20/2048 (k)	5,483	581
Series 2018-11, Class SA, IF, IO, 0.83%, 1/20/2048 (k)	2,073	164
Series 2018-6, Class CS, IF, IO, 0.83%, 1/20/2048 (k)	1,862	192
Series 2018-63, Class SB, IF, IO, 0.83%, 4/20/2048 (k)	917	95
Series 2018-64, Class GS, IF, IO, 0.83%, 5/20/2048 (k)	2,994	291
Series 2018-65, Class SE, IF, IO, 0.83%, 5/20/2048 (k)	3,567	359
Series 2018-92, Class SH, IF, IO, 0.83%, 7/20/2048 (k)	1,949	170
Series 2018-115, Class DS, IF, IO, 0.83%, 8/20/2048 (k)	4,633	448
Series 2018-126, Class CS, IF, IO, 0.83%, 9/20/2048 (k)	2,904	246
Series 2018-146, Class S, IF, IO, 0.78%, 10/20/2048 (k)	1,953	191
Series 2018-147, Class SD, IF, IO, 0.78%, 10/20/2048 (k)	5,648	528
Series 2018-168, Class SA, IF, IO, 0.73%, 12/20/2048 (k)	2,331	207
Series 2019-16, Class SB, IF, IO, 0.68%, 2/20/2049 (k)	3,384	295
Series 2019-23, Class JS, IF, IO, 0.68%, 2/20/2049 (k)	2,901	222
Series 2019-30, Class SA, IF, IO, 0.68%, 3/20/2049 (k)	3,880	341
Series 2019-38, Class SN, IF, IO, 0.68%, 3/20/2049 (k)	5,148	561
Series 2019-41, Class CS, IF, IO, 0.68%, 3/20/2049 (k)	3,183	265

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2019-69, Class DS, IF, IO, 0.73%, 6/20/2049 (k)	2,059	173
Series 2019-70, Class SM, IF, IO, 0.73%, 6/20/2049 (k)	2,195	143
Series 2020-76, Class SL, IF, IO, 0.78%, 5/20/2050 (k)	4,847	472
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (c) (k)	1,201	229
GSR Mortgage Loan Trust
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	158	118
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	127	92
Series 2005-AR3, Class 6A1, 3.91%, 5/25/2035 (k)	57	48
Series 2005-AR4, Class 3A5, 4.40%, 7/25/2035 (k)	1,028	732
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	626	576
Series 2005-AR7, Class 6A1, 3.66%, 11/25/2035 (k)	430	385
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	510	258
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	826	418
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	386	345
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	207	130
HarborView Mortgage Loan Trust Series 2005-11, Class 2A1A, 5.98%, 8/19/2045 (k)	128	117
Impac CMB Trust
Series 2004-5, Class 1A1, 6.13%, 10/25/2034 (k)	216	208
Series 2004-6, Class 1A2, 6.19%, 10/25/2034 (k)	—	—
Series 2004-5, Class 1M2, 6.28%, 10/25/2034 (k)	79	75
Series 2004-7, Class 1A2, 6.33%, 11/25/2034 (k)	209	205
Series 2004-9, Class 1A1, 6.17%, 1/25/2035 (k)	—	—
Series 2004-10, Class 2A, 6.05%, 3/25/2035 (k)	347	309
Series 2004-10, Class 3A1, 6.11%, 3/25/2035 (k)	—	—
Series 2005-1, Class 1A1, 5.93%, 4/25/2035 (k)	189	174
Series 2005-1, Class 1A2, 6.03%, 4/25/2035 (k)	232	213
Series 2005-2, Class 1A2, 6.03%, 4/25/2035 (k)	237	224
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A4, 3.75%, 8/25/2033	163	111
Impac Secured Assets Trust
Series 2007-3, Class A1B, 5.89%, 9/25/2037 (k)	1,498	1,245
Series 2007-3, Class A1C, 6.13%, 9/25/2037 (k)	2,510	2,054
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 3.51%, 4/25/2035 (k)	159	151
Series 2005-AR14, Class 2A1A, 6.01%, 7/25/2035 (k)	689	560
Series 2007-AR21, Class 6A1, 3.37%, 9/25/2037 (k)	4,281	3,124
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 5.77%, 5/25/2036 (k)	—	—
JPMorgan Mortgage Trust
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	7	7
Series 2004-A6, Class 1A1, 3.42%, 12/25/2034 (k)	42	38
Series 2005-A3, Class 6A6, 4.44%, 6/25/2035 (k)	112	112
Series 2005-A6, Class 1A2, 4.17%, 9/25/2035 (k)	126	119
Series 2005-A8, Class 4A1, 3.91%, 11/25/2035 (k)	1,175	992
Series 2005-A8, Class 1A1, 3.92%, 11/25/2035 (k)	75	61
Series 2006-A7, Class 2A4, 3.90%, 1/25/2037 (k)	338	274
Series 2007-S1, Class 2A17, 5.74%, 3/25/2037 (k)	3,664	1,085
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A2, 3.25%, 7/25/2061 (c) (h)	2,800	2,428

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2021-GS1, Class A2, 3.84%, 10/25/2066 (c) (h)	2,000	1,731
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	638	389
Series 2007-7, Class 5A7, 6.50%, 8/25/2037	6,607	3,363
MASTR Alternative Loan Trust
Series 2004-8, Class 1A1, 6.50%, 9/25/2034	138	137
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	429	412
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	111	101
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	202	107
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	380	268
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A2, 3.96%, 4/25/2035 (k)	117	104
Series 2006-1, Class 2A1, 4.35%, 2/25/2036 (k)	641	626
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	171	71
Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055 (c) (k)	2,218	2,029
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	257	228
Series 2004-9, Class 1A, 5.32%, 11/25/2034 (k)	362	359
Series 2005-4, Class 1A, 5.00%, 8/25/2035	20	19
MortgageIT Trust Series 2005-3, Class A1, 6.01%, 8/25/2035 (k)	—	—
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class B1, 3.74%, 9/25/2059 (c) (k)	2,500	1,995
Series 2019-NQM4, Class B2, 4.85%, 9/25/2059 (c) (k)	4,000	3,272
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (c) (k)	2,041	1,581
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1, Class 2A5, 5.66%, 3/25/2035 (h)	2	2
OBX Trust Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (c) (h)	414	411
PNMAC GMSR Issuer Trust Series 2018-GT1, Class A, 9.26%, 2/25/2025 (c) (k)	2,715	2,714
PRET LLC Series 2022-NPL4, Class A1, 6.56%, 8/25/2052 (c) (h)	7,998	7,873
PRPM 3.77%, 3/25/2026	4,987	4,394
PRPM LLC
Series 2020-4, Class A2, 3.44%, 10/25/2025 (c) (h)	7,000	6,922
Series 2020-6, Class A2, 4.70%, 11/25/2025 (c) (h)	2,350	1,999
Series 2021-1, Class A2, 3.72%, 1/25/2026 (c) (k)	5,000	4,217
Series 2021-3, Class A2, 3.72%, 4/25/2026 (c) (h)	5,500	4,834
Series 2021-5, Class A2, 3.72%, 6/25/2026 (c) (h)	4,000	3,134
Series 2021-6, Class A2, 3.47%, 7/25/2026 (c) (h)	3,447	2,918
Series 2021-7, Class A2, 3.67%, 8/25/2026 (c) (h)	5,030	4,218
Series 2021-8, Class A2, 3.60%, 9/25/2026 (c) (k)	5,000	4,199
Series 2021-10, Class A2, 4.83%, 10/25/2026 (c) (h)	9,000	7,943
Series 2021-11, Class A2, 4.58%, 11/25/2026 (c) (h)	5,269	4,619
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018 ‡	3	2
Series 2005-QA5, Class A2, 4.43%, 4/25/2035 (k)	657	594
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	516	443
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	839	703
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	980	782
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	1,484	1,181

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Residential Asset Securitization Trust
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	1,393	937
Series 2005-A14, Class A1, 5.50%, 12/25/2035	125	62
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,568	1,265
RFMSI Trust
Series 2005-S7, Class A6, 5.50%, 11/25/2035	54	43
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,131	860
Series 2006-SA4, Class 2A1, 5.25%, 11/25/2036 (k)	830	693
Seasoned Credit Risk Transfer Trust Series 2017-3, Class AIO, IO, 0.00%, 7/25/2056 (k)	186,290	123
Sequoia Mortgage Trust Series 2007-3, Class 1A1, 5.77%, 7/20/2036 (k)	306	262
Starwood Mortgage Residential Trust
Series 2020-1, Class B1, 3.73%, 2/25/2050 (c) (k)	5,410	4,169
Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (c)	1,600	1,198
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 1A1, 4.35%, 2/25/2035 (k)	187	177
Structured Asset Mortgage Investments II Trust
Series 2005-AR3, Class 1A1, 5.95%, 8/25/2035 (k)	1,859	1,664
Series 2007-AR7, Class 1A1, 6.26%, 5/25/2047 (k)	2,687	2,201
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.45%, 7/25/2059 (c) (k)	2,000	1,764
Series 2019-INV3, Class B1, 3.73%, 11/25/2059 (c) (k)	5,000	4,003
Series 2021-R1, Class B1, 3.20%, 10/25/2063 (c) (k)	2,000	1,504
Series 2021-R1, Class B2, 4.20%, 10/25/2063 (c) (k)	1,322	945
Series 2021-R3, Class B1, 3.07%, 4/25/2064 (c) (k)	2,500	1,682
Series 2021-R3, Class B2, 4.07%, 4/25/2064 (c) (k)	1,776	1,190
Series 2020-5, Class B1, 3.71%, 5/25/2065 (c) (k)	2,400	1,948
Series 2020-5, Class B2, 4.71%, 5/25/2065 (c) (k)	1,400	1,162
Series 2021-1, Class B1, 2.98%, 1/25/2066 (c) (k)	3,150	2,002
Series 2021-4, Class M1, 2.19%, 7/25/2066 (c) (k)	1,121	639
Series 2021-5, Class B1, 3.04%, 9/25/2066 (c) (k)	3,826	2,268
Series 2021-5, Class B2, 3.94%, 9/25/2066 (c) (k)	3,750	2,248
Series 2023-4, Class A1, 5.81%, 5/25/2068 (c) (h)	492	487
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 4.64%, 10/25/2034 (k)	440	404
Series 2005-AR5, Class A6, 4.63%, 5/25/2035 (k)	1,019	998
Series 2005-AR16, Class 1A1, 3.87%, 12/25/2035 (k)	370	338
Series 2005-AR14, Class 1A3, 3.90%, 12/25/2035 (k)	776	709
Series 2005-AR14, Class 1A4, 3.90%, 12/25/2035 (k)	518	473
Series 2005-AR18, Class 1A3A, 3.97%, 1/25/2036 (k)	39	36
Series 2006-AR2, Class 1A1, 3.88%, 3/25/2036 (k)	138	126
Series 2004-AR10, Class A1B, 6.25%, 7/25/2044 (k)	400	373
Series 2005-AR15, Class A1A1, 5.93%, 11/25/2045 (k)	25	23
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	431	386
Series 2005-4, Class CB7, 5.50%, 6/25/2035	306	269
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	1,608	1,397
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	491	443
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	146	105

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2007-1, Class 1A7, 6.00%, 2/25/2037 (k)	2,401	1,709
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR19, Class A3, 4.62%, 12/25/2036 (k)	88	82
Series 2007-15, Class A1, 6.00%, 11/25/2037	103	85
		364,687
Total Collateralized Mortgage Obligations (Cost $436,857)		365,500
Loan Assignments — 2.3% (g) (n)
Canada — 0.0% ^
Grizzly Acquisitions, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.76%, 10/1/2025	457	456
France — 0.1%
Numericable U.S. LLC, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 5.50%), 10.81%, 8/15/2028	3,063	2,519
Germany — 0.0% ^
Thyssenkrupp Elevator, 1st Lien Term Loan B-1 (ICE LIBOR USD 6 Month + 3.50%), 8.60%, 7/30/2027	2,525	2,514
Ireland — 0.0% ^
Flutter Entertainment plc, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.75%, 7/22/2028	411	411
ICON, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.75%, 7/3/2028	96	96
		507
Luxembourg — 0.1%
Formula One Group, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.32%, 1/15/2030	825	825
ICON, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.75%, 7/3/2028 (o)	386	386
Ineos US Finance LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.70%, 2/18/2030	750	741
Nestle Skin Health SA, Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.09%, 10/1/2026	9,390	9,375
		11,327
Netherlands — 0.0% ^
CommScope, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 4/6/2026	1,017	946
United States — 2.1%
AAdvantage Loyality IP Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 10.34%, 4/20/2028	3,534	3,656
Adient US LLC, Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 4/10/2028	3,484	3,485
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.46%, 7/31/2026	303	305
Ahead DB Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.09%, 10/18/2027	499	485
AHP Health Partners, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 8.93%, 8/24/2028	422	421
Albany Molecular Research, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.90%, 8/30/2026	309	267
Alliance Laundry Systems LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.90%, 10/8/2027	1,537	1,534
Allied Universal Holdco LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 3.75%), 9.17%, 5/12/2028	510	491
(3-MONTH SOFR + 4.75%), 9.88%, 5/12/2028 (o)	145	142
Altice Financing SA, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 10.31%, 10/28/2027	380	337
Ancestry.com, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.67%, 12/6/2027	602	582
API Group DE, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.93%, 10/1/2026	746	746
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.85%, 10/19/2027	7,951	7,917
Asplundh Tree Expert LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.17%, 9/7/2027	499	498
Astoria Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 8.93%, 12/10/2027	194	193
Asurion LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 8.79%, 7/31/2027	344	328

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 9.67%, 8/19/2028 (o)	758	726
Asurion LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 5.25%), 10.68%, 1/31/2028	325	288
Asurion LLC, Term Loan B-10 (1-MONTH CME TERM SOFR + 4.00%), 9.42%, 8/19/2028	337	322
Avantor Funding, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.67%, 11/8/2027	335	334
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.24%, 12/20/2029	484	485
AZZ, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.67%, 5/13/2029	523	524
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.50%, 10/10/2026	390	385
Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 8.96%, 3/1/2028	387	386
Bausch Health Cos., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.25%), 10.60%, 2/1/2027	579	472
Birkenstock, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.59%, 4/28/2028	487	486
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 8.18%, 8/1/2025	877	875
Brooks Automation, 1st Lien Term Loan B (1-MONTH SOFR + 3.10%; 6-MONTH SOFR + 3.10%), 8.14%, 2/1/2029	1,388	1,376
Brooks Automation, 2nd Lien Term Loan (1-MONTH SOFR + 5.60%), 10.49%, 2/1/2030	169	154
Buckeye Partners LP, 1st Lien Term Loan B-1 (ICE LIBOR USD 1 Month + 2.25%), 7.67%, 11/1/2026	665	663
BWAY Intermediate Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.14%, 8/14/2026	798	797
Cabinetworks, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.75%, 5/17/2028	4,642	3,982
Caesars Entertainment, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.45%, 2/6/2030	690	690
Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 7.19%, 1/15/2025	414	411
Camelot Finance LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 10/30/2026	1,436	1,435
Carroll County Energy LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.84%, 2/16/2026	268	261
CenturyLink, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.68%, 3/15/2027	277	193
Chamberlain Group, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.67%, 11/3/2028	547	539
Charter Communications Operating LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 1.75%), 7.12%, 2/1/2027	1,664	1,651
Ciena Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.76%, 1/18/2030	522	524
Cincinnati Bell, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 8.67%, 11/22/2028	580	552
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.92%, 12/18/2026 (p)	1,791	1,620
Clarios Global LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.07%, 5/6/2030	430	430
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 9.13%, 8/21/2026	3,697	3,576
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 9.29%, 5/17/2028	861	818
Conservice Midco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 9.72%, 5/13/2027	438	436
Consilio, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 9.43%, 5/12/2028	776	755
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 7.98%, 3/2/2027	825	825
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.72%, 1/18/2028	1,300	1,193
DaVita, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.18%, 8/12/2026	621	613
DexKo Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.25%, 10/4/2028	5,579	5,382
DigiCert, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 4.00%), 9.26%, 10/16/2026	473	471
(3-MONTH CME TERM SOFR + 7.00%), 12.26%, 2/19/2029	145	135
DirectV Financing LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.00%), 10.43%, 8/2/2027 (o)	7,629	7,573
Duff & Phelps Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.99%, 4/9/2027	529	508
E.W. Scripps Co., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.75%), 8.18%, 1/7/2028	909	891
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.96%, 8/1/2027	771	759
Emerson Climate Technologies, Inc., 1st Lien Term Loan B (3-MONTH SOFR + 3.50%), 8.26%, 5/31/2030 (o)	651	651
Endo Pharmaceuticals, Inc., 1st Lien Term Loan B (1-MONTH PRIME + 6.00%), 14.50%, 3/27/2028	197	146
Ensemble RCM LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.90%, 8/3/2026	257	256
Entegris, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%; 3-MONTH CME TERM SOFR + 2.75%), 8.01%, 7/6/2029	489	489

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Envision Healthcare Corp., 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 3.75%), 8.65%, 3/31/2027	581	1
(3-MONTH CME TERM SOFR + 4.25%), 9.49%, 3/31/2027	238	56
EPIC Crude Services LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 10.48%, 3/2/2026	9,889	9,431
Exelon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 8.03%, 12/15/2027	687	683
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2024 ‡ (i)	146	16
First Student Bidco, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 8.50%, 7/21/2028	4,760	4,627
First Student Bidco, Inc., 1st Lien Term Loan C
(ICE LIBOR USD 3 Month + 3.00%), 8.50%, 7/21/2028	1,784	1,734
(3-MONTH CME TERM SOFR + 4.00%), 9.34%, 7/21/2028	283	279
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.34%, 7/21/2028	4,056	3,991
Garda World Security Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.64%, 10/30/2026	400	399
Garda World Security, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 9.54%, 2/1/2029 (o)	247	246
Gates Global LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.92%, 3/31/2027	417	416
Gates Global LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 11/16/2029	174	174
Gemini HDPE LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.63%, 12/31/2027	551	550
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 7.34%, 12/30/2026	1,009	1,008
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%; 1-MONTH LIBOR + 4.00%), 9.36%, 12/1/2027	5,750	5,739
Getty Images, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%; 3-MONTH CME TERM SOFR + 4.50%), 9.84%, 2/19/2026	379	379
Go Daddy Group, Inc.,1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 3.00%), 7.82%, 11/9/2029	597	598
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 7.94%, 10/10/2025	391	390
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 8/4/2027	3,323	3,316
Gray Television, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 8.23%, 12/1/2028	211	208
Gray Television, Inc., 1st Lien Term Loan E (1-MONTH CME TERM SOFR + 2.50%), 7.73%, 1/2/2026	362	358
Griffon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.64%, 1/24/2029	469	468
Harsco Corp., Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 7.68%, 3/10/2028 (o)	606	601
Hercules Achievement, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.43%, 12/15/2026	337	326
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 6/30/2028 (o)	666	665
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 6/30/2028 (o)	128	128
Holley, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.18%, 11/17/2028	459	416
Hub International Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 9.58%, 6/20/2030 (o)	717	720
iHeartCommunications, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 5/1/2026	4,552	4,092
iHeartCommunications, Inc., Term Loan B (1-MONTH CME TERM SOFR + 3.23%), 8.68%, 5/1/2026	150	135
INEOS Enterprises, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 8.86%, 7/8/2030	524	515
INEOS US Petrochem LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.18%, 1/29/2026	343	340
Ingram Micro, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 9.04%, 6/30/2028	272	271
Insulet Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 5/4/2028	1,604	1,606
Intelsat Jackson Holdings SA, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 9.44%, 2/1/2029	1,256	1,253
Interior Logic Group, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.92%, 4/3/2028 (o)	328	267
Intrado Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.34%, 1/31/2030	350	348
Invenergy LLC, Term Loan (1-MONTH CME TERM SOFR + 3.75%), 9.18%, 8/28/2025	147	146
ION Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.14%, 3/11/2028 (o)	380	372
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 5/5/2028	511	510
KDC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.15%, 12/22/2025	520	518
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.42%, 10/29/2028	4,770	4,742

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
LegalShield, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 9.18%, 12/15/2028	326	321
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 8.18%, 3/9/2028	789	766
LifePoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 9.38%, 11/16/2025	325	320
Live Nation Entertainment, Inc., 1st Lien Term Loan (1-MONTH SOFR + 1.75%), 7.11%, 10/19/2026 (o)	660	658
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 8.30%, 6/21/2028 (o)	4,661	4,567
MED ParentCo, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 9.68%, 8/31/2026	580	540
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.25%, 10/18/2028	617	613
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 10/23/2028	3,833	3,791
MH Sub I LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.35%, 5/3/2028	715	689
MI Windows & Doors, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.92%, 12/18/2027	298	298
Mirion Technologies, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.75%), 8.25%, 10/20/2028	499	499
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.65%, 6/30/2026 ‡	2,487	2,487
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 7.25%), 12.21%, 6/30/2026 ‡	3,464	2,808
(3-MONTH CME TERM SOFR + 7.25%), 12.21%, 6/30/2026 ‡	976	759
Moran Foods LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 11.50%), 16.46%, 12/31/2026 ‡	1,724	1,182
Netsmart Technologies, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.43%, 10/1/2027	446	444
Nexstar Broadcasting, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.93%, 9/18/2026	454	454
Nielsen Holdings plc, Term Loan B-3 (1-MONTH CME TERM SOFR + 3.75%), 9.07%, 3/6/2028	380	357
Option Care Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 8.18%, 10/27/2028	601	601
Osmose Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 6/23/2028 (o)	884	875
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 9/24/2028	310	309
Parexel International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 8.47%, 11/15/2028	4,862	4,839
Pathway Vet Alliance LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 9.18%, 3/31/2027	429	382
PCI Pharma, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 9.00%, 11/30/2027	594	588
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.75%, 3/3/2028	6,120	6,095
PetVet Care Centers LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 8.67%, 2/14/2025	538	524
PG&E Corp., Exit Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 6/23/2025	316	315
Pike Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 1/21/2028	472	472
Pike Corp., Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 1/21/2028	756	754
PQ Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.97%, 6/9/2028	479	476
Prime Security Services Borrower LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.98%, 9/23/2026	1,614	1,611
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 8.52%, 12/28/2027	2,562	2,469
Project Boost Purchaser LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 6/1/2026	692	688
Proofpoint, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 8/31/2028	423	417
Quest Software US Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.45%, 2/1/2029	256	208
Quikrete Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 3/19/2029	493	493
Radiology Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.68%, 7/9/2025	550	401
RealPage, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 4/24/2028	535	526
Reynolds Group Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 2/5/2026	338	338
Ring Container Technologies LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 8/12/2028	424	423
Shearer's Foods LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 9/23/2027	321	318
Shutterfly LLC, 1st Lien Term Loan (3-MONTH SOFR + 6.00%), 6.00%, 10/1/2027 ‡	51	51
Shutterfly LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 10.24%, 10/1/2027	3,122	2,003
Spirit Aerosystems, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.87%, 1/15/2027	213	213
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.92%, 4/5/2029	3,037	3,002
SRS Distribution, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.92%, 6/2/2028	430	424

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 7.18%, 4/16/2025	255	255
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 7.18%, 4/16/2025	243	243
St. George's University Scholastic Services LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.67%, 2/10/2029	525	522
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 10.30%, 4/16/2026	1,251	1,072
Star Merger Sub, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.43%, 2/6/2026	693	693
Summer (BC) Holdco B SARL, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 10.00%, 12/4/2026	313	293
Sundyne, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.67%, 3/17/2027	602	597
Synaptics, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.74%, 12/2/2028	659	653
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 9.54%, 9/15/2028	468	465
ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 7.82%, 3/24/2028	152	152
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 8.73%, 3/28/2025	5,653	5,523
Traeger Grills, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.67%, 6/29/2028	311	262
Trans Union LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 2.25%), 7.68%, 12/1/2028	509	508
TransDigm Group, Inc., 1st Lien Term Loan H (3-MONTH CME TERM SOFR + 3.25%), 8.49%, 2/22/2027	249	249
TransDigm Group, Inc., 1st Lien Term Loan I (3-MONTH CME TERM SOFR + 3.25%), 8.49%, 8/24/2028	1,749	1,749
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 7.54%, 9/6/2024	480	468
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 8.75%, 3/31/2028	4,002	3,867
Tropicana, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%; 3-MONTH CME TERM SOFR + 3.25%), 8.59%, 1/24/2029	312	294
Truck Hero, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 9.18%, 1/31/2028	286	268
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 10.19%, 6/26/2026	3,934	1,934
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 8.37%, 4/29/2026	287	286
Ultimate Software Group, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 3.25%), 8.62%, 5/4/2026 (o)	890	885
(3-MONTH CME TERM SOFR + 3.75%), 9.22%, 5/4/2026	124	123
Ultra Resources, Inc., 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.50%), 8.56%, 8/3/2029	592	586
United Airlines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 10.76%, 6/21/2027	480	500
United Natural Foods, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 10/22/2025	1,231	1,231
Univision Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 8.44%, 3/15/2026	952	946
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.99%, 11/22/2029	531	530
Utz Quality Foods LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 1/20/2028	275	275
Venator Materials Corp., New DIP Term Loan 1 L (3-MONTH CME TERM SOFR + 10.00%), 15.07%, 9/14/2023	2,203	2,275
Vertex Aerospace Services Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.95%, 12/6/2028	468	469
Virtusa Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 9.33%, 2/11/2028	142	141
(1-MONTH CME TERM SOFR + 3.75%), 9.17%, 2/15/2029	180	179
Whataburger, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 8/3/2028 (o)	867	862
Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.50%), 10.11%, 5/11/2028	430	285
WhiteWater Whistler Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.49%, 2/15/2030	575	574
WMG Acquisition Corp., 1st Lien Term Loan G (3-MONTH CME TERM SOFR + 2.13%), 7.56%, 1/20/2028	884	883
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 7.38%, 1/24/2027	656	652
		203,580
Total Loan Assignments (Cost $228,979)		221,849
Asset-Backed Securities — 1.5%
Cayman Islands — 0.2%
Ares XXXIX CLO Ltd. Series 2016-39A, Class A1R2, 6.62%, 4/18/2031 (c) (k)	900	892

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Cayman Islands — continued
Bain Capital Credit CLO Series 2020-1A, Class A1, 6.76%, 4/18/2033 (c) (k)	1,450	1,440
BlueMountain CLO Ltd. Series 2018-3A, Class D, 8.86%, 10/25/2030 (c) (k)	685	619
Carlyle Global Market Strategies CLO Ltd. Series 2014-3RA, Class A1A, 6.67%, 7/27/2031 (c) (k)	744	742
CARLYLE US CLO Ltd. Series 2018-1A, Class A1, 6.61%, 4/20/2031 (c) (k)	2,036	2,021
Dryden 41 Senior Loan Fund Series 2015-41A, Class AR, 6.54%, 4/15/2031 (c) (k)	1,367	1,357
Dryden 58 CLO Ltd. Series 2018-58A, Class A1, 6.57%, 7/17/2031 (c) (k)	1,200	1,190
Dryden 64 CLO Ltd. Series 2018-64A, Class A, 6.54%, 4/18/2031 (c) (k)	693	687
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR, 6.47%, 4/15/2029 (c) (k)	998	994
Flatiron CLO 19 Ltd. Series 2019-1A, Class AR, 6.40%, 11/16/2034 (c) (k)	380	375
Galaxy XXII CLO Ltd. Series 2016-22A, Class ARR, 6.77%, 4/16/2034 (c) (k)	1,000	990
GoldenTree Loan Management US CLO 2 Ltd. Series 2017-2A, Class AR, 6.50%, 11/20/2030 (c) (k)	1,676	1,665
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR, 6.64%, 7/15/2033 (c) (k)	1,000	995
Magnetite Ltd. Series 2015-15A, Class AR, 6.62%, 7/25/2031 (c) (k)	1,230	1,224
Neuberger Berman Loan Advisers CLO 34 Ltd. Series 2019-34A, Class A1R, 6.57%, 1/20/2035 (c) (k)	900	889
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR, 6.53%, 11/18/2031 (c) (k)	930	923
Symphony CLO XV Ltd. Series 2014-15A, Class AR3, 6.65%, 1/17/2032 (c) (k)	800	795
Voya CLO Ltd. Series 2016-3A, Class CR, 8.82%, 10/18/2031 (c) (k)	550	470
		18,268
United States — 1.3%
ABFC Trust
Series 2003-OPT1, Class A1A, 6.23%, 4/25/2033 (k)	113	110
Series 2004-OPT3, Class M1, 6.16%, 9/25/2033 (k)	218	217
Series 2004-HE1, Class M1, 6.31%, 3/25/2034 (k)	504	491
Accredited Mortgage Loan Trust Series 2004-4, Class M1, 5.28%, 1/25/2035 (k)	425	383
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 6.70%, 11/25/2032 (k)	405	409
Series 2004-OP1, Class M2, 6.99%, 4/25/2034 (k)	1,436	1,383
Affirm Asset Securitization Trust Series 2022-A, Class 1E, 8.04%, 5/17/2027 (c)	1,060	998
American Credit Acceptance Receivables Trust
Series 2021-2, Class E, 2.54%, 7/13/2027 (c)	1,400	1,303
Series 2021-3, Class D, 1.34%, 11/15/2027 (c)	700	659
Series 2021-1, Class F, 4.01%, 11/15/2027 (c)	1,000	978
Series 2021-2, Class F, 3.73%, 1/13/2028 (c)	1,800	1,686
Series 2022-1, Class E, 3.64%, 3/13/2028 (c)	1,473	1,335
Series 2021-3, Class F, 3.64%, 5/15/2028 (c)	1,600	1,476
Series 2023-2, Class C, 5.96%, 8/13/2029 (c)	950	939
AmeriCredit Automobile Receivables Trust Series 2022-2, Class C, 5.32%, 4/18/2028	1,650	1,614
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2002-AR1, Class M1, 3.74%, 9/25/2032 (k)	99	102
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2004-HE2, Class M2, 7.29%, 4/25/2034 (k)	462	459
Series 2004-HE7, Class M2, 6.99%, 10/25/2034 (k)	408	408
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class M1, 6.69%, 12/25/2033 (k)	388	387
Series 2003-1, Class M1, 7.06%, 11/25/2042 (k)	6	8
Series 2004-SD4, Class A1, 6.31%, 8/25/2044 (k)	572	540
Centex Home Equity Loan Trust
Series 2004-C, Class M2, 4.69%, 6/25/2034 (k)	346	325

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2004-D, Class MF2, 6.06%, 9/25/2034 (h)	603	586
Series 2004-D, Class MV2, 6.45%, 9/25/2034 (k)	53	55
Chase Funding Trust
Series 2003-5, Class 1M2, 5.64%, 9/25/2032 (k)	113	93
Series 2004-1, Class 1M1, 4.73%, 5/25/2033	841	780
Series 2003-4, Class 1A5, 5.92%, 5/25/2033 (h)	557	524
Series 2004-1, Class 2M1, 6.16%, 9/25/2033 (k)	—	—
CHEC Loan Trust Series 2004-1, Class M1, 6.31%, 7/25/2034 (c) (k)	520	506
Citigroup Mortgage Loan Trust, Inc.
Series 2005-OPT1, Class M4, 6.46%, 2/25/2035 (k)	130	121
Series 2005-WF2, Class AF7, 5.75%, 8/25/2035 (h)	23	21
Conn's Receivables Funding LLC Series 2022-A, Class B, 9.52%, 12/15/2026 (c)	972	974
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2020-9, Class PT, 8.91%, 4/15/2045 ‡ (c) (k)	450	425
Countrywide Asset-Backed Certificates
Series 2004-3, Class M1, 6.16%, 6/25/2034 (k)	427	417
Series 2004-3, Class M2, 6.24%, 6/25/2034 (k)	353	337
Series 2004-ECC2, Class M2, 6.39%, 12/25/2034 (k)	62	62
Countrywide Partnership Trust Series 2004-EC1, Class M2, 6.36%, 1/25/2035 (k)	128	129
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class A, 6.57%, 10/15/2032 (c)	400	401
Series 2022-3A, Class D, 9.00%, 4/18/2033 (c)	1,000	995
CWABS Asset-Backed Certificates Trust
Series 2005-11, Class AF6, 5.05%, 2/25/2036 (k)	52	50
Series 2005-AB4, Class 2A1, 5.95%, 3/25/2036 (k)	—	—
CWABS Asset-Backed Certificates Trust, Series 2004-BC4, Class M1, 6.46%, 11/25/2034 (k)	37	37
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 6.24%, 3/25/2034 (k)	338	335
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-5, Class M2, 6.42%, 7/25/2034 (k)	147	147
CWABS, Inc., Asset-Backed Certificates Series 2004-1, Class M3, 6.39%, 2/25/2034 (k)	2	2
DT Auto Owner Trust
Series 2021-3A, Class D, 1.31%, 5/17/2027 (c)	1,710	1,549
Series 2021-4A, Class D, 1.99%, 9/15/2027 (c)	963	881
Series 2021-2A, Class E, 2.97%, 7/17/2028 (c)	1,235	1,155
Series 2022-3A, Class C, 7.69%, 7/17/2028 (c)	935	952
Series 2022-1A, Class E, 5.53%, 3/15/2029 (c)	500	468
Series 2023-3A, Class C, 6.40%, 5/15/2029 (c)	900	901
Exeter Automobile Receivables Trust
Series 2020-1A, Class E, 3.74%, 1/15/2027 (c)	2,690	2,591
Series 2020-3A, Class F, 5.56%, 6/15/2027 (c)	1,500	1,470
Series 2021-4A, Class E, 4.02%, 1/17/2028 (c)	1,070	968
Series 2023-3A, Class C, 6.21%, 6/15/2028	690	688
Series 2021-2A, Class E, 2.90%, 7/17/2028 (c)	2,750	2,500
Series 2022-6A, Class D, 8.03%, 4/6/2029	804	830
Finance America Mortgage Loan Trust Series 2004-3, Class M2, 6.36%, 11/25/2034 (k)	139	123
First Franklin Mortgage Loan Asset-Backed Certificates Series 2004-FF3, Class M1, 6.24%, 5/25/2034 (k)	328	321
FREED ABS Trust Series 2022-4FP, Class B, 7.58%, 12/18/2029 (c)	2,300	2,308
Fremont Home Loan Trust
Series 2002-1, Class M1, 6.66%, 8/25/2033 (k)	593	595

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2004-B, Class M2, 6.36%, 5/25/2034 (k)	287	269
Series 2004-C, Class M1, 6.39%, 8/25/2034 (k)	472	432
Series 2004-D, Class M2, 6.31%, 11/25/2034 (k)	193	179
GSAMP Trust
Series 2003-SEA, Class A1, 6.21%, 2/25/2033 (k)	355	342
Series 2003-HE1, Class M1, 6.61%, 6/20/2033 (k)	826	824
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 4.86%, 11/25/2034 (k)	353	341
Series 2004-C, Class M2, 4.55%, 3/25/2035 (k)	636	576
LendingClub Loan Certificate Issuer Trust
Series 2022-P3, Class CERT, 11.88%, 5/15/2037 ‡ (c)	125	1,835
Series 2022-NP3, Class CERT, HB, 25.22%, 5/15/2037 ‡ (c)	125	2,232
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (c)	200	4,454
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (c)	200	3,432
Series 2022-NP6, Class CERT, HB, 25.46%, 7/15/2037 ‡ (c)	50	1,192
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (c)	1,200	1,012
Series 2021-1A, Class D, 5.05%, 11/20/2031 (c)	1,100	855
Series 2021-2A, Class B, 2.37%, 4/20/2032 (c)	500	416
Long Beach Mortgage Loan Trust Series 2003-4, Class M1, 6.43%, 8/25/2033 (k)	21	21
MASTR Asset-Backed Securities Trust
Series 2004-OPT2, Class M2, 6.39%, 9/25/2034 (k)	554	540
Series 2005-NC1, Class M4, 6.55%, 12/25/2034 (k)	486	478
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (c)	385	375
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 6.39%, 7/25/2034 (k)	74	73
Series 2004-HE2, Class M1, 6.61%, 8/25/2035 (k)	47	45
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 6.43%, 10/25/2033 (k)	244	240
Series 2004-WMC2, Class M1, 6.33%, 7/25/2034 (k)	761	759
Series 2004-WMC2, Class M2, 7.21%, 7/25/2034 (k)	166	165
Series 2004-HE6, Class M2, 6.31%, 8/25/2034 (k)	541	501
Series 2004-HE7, Class M2, 6.36%, 8/25/2034 (k)	145	134
Series 2004-HE6, Class M3, 6.39%, 8/25/2034 (k)	358	340
Series 2004-HE7, Class M3, 6.43%, 8/25/2034 (k)	1	1
Series 2004-HE8, Class M2, 6.43%, 9/25/2034 (k)	206	200
Series 2004-NC8, Class M3, 6.52%, 9/25/2034 (k)	269	269
Series 2004-HE8, Class M3, 6.54%, 9/25/2034 (k)	362	350
Series 2005-HE1, Class M2, 6.12%, 12/25/2034 (k)	222	199
Series 2005-NC1, Class M3, 6.18%, 1/25/2035 (k)	263	246
Morgan Stanley Mortgage Loan Trust Series 2007-5AX, Class 2A2, 5.71%, 2/25/2037 (k)	2,757	625
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 6.34%, 8/25/2034 (k)	91	89
Series 2004-3, Class M2, 6.39%, 11/25/2034 (k)	266	261
Series 2004-4, Class M2, 6.21%, 2/25/2035 (k)	212	206
NovaStar Mortgage Funding Trust Series 2003-2, Class M2, 8.19%, 9/25/2033 (k)	866	873

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A3, 2.80%, 1/20/2051 (c)	2,500	2,253
Series 2021-1A, Class B1, 4.23%, 1/20/2051 (c)	1,250	1,120
Oportun Issuance Trust Series 2022-3, Class B, 8.53%, 1/8/2030 (c)	1,000	1,001
Option One Mortgage Accept Corp. Asset-Backed Certificates
Series 2003-5, Class A2, 6.05%, 8/25/2033 (k)	248	236
Series 2003-5, Class M2, 7.74%, 8/25/2033 (k)	6	9
Option One Mortgage Loan Trust Series 2004-3, Class M2, 6.27%, 11/25/2034 (k)	316	309
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (c)	1,500	1,246
People's Choice Home Loan Securities Trust Series 2004-2, Class M3, 7.14%, 10/25/2034 (k)	1,910	1,666
PNMAC FMSR ISSUER TRUST Series 2018-FT1, Class A, 8.76%, 4/25/2025 (c) (k)	2,878	2,853
PRET LLC
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (c) (h)	3,333	2,698
Series 2021-NPL6, Class A2, 5.07%, 7/25/2051 (c) (h)	6,250	5,325
Series 2021-RN4, Class A2, 5.19%, 10/25/2051 (c) (k)	5,000	4,368
Pretium Mortgage Credit Partners LLC Series 2021-RN1, Class A2, 3.60%, 2/25/2061 (c) (h)	5,000	4,174
Progress Residential Trust
Series 2021-SFR8, Class G, 4.01%, 10/17/2038 (c)	6,080	5,173
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (c)	1,250	1,150
RAMP Trust Series 2002-RS2, Class AI5, 4.90%, 3/25/2032 (k)	162	156
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 6.91%, 12/25/2032 (k)	347	319
Series 2003-1, Class M1, 6.91%, 6/25/2033 (k)	155	141
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (h)	581	515
Series 2003-4, Class M1, 6.69%, 3/25/2034 (k)	1,058	928
Republic Finance Issuance Trust Series 2021-A, Class B, 2.80%, 12/22/2031 (c)	500	443
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B, 6.45%, 12/15/2032 (c)	409	408
Series 2022-C, Class C, 6.99%, 12/15/2032 (c)	355	355
Series 2022-C, Class D, 8.20%, 12/15/2032 (c)	328	330
Series 2022-C, Class E, 11.37%, 12/15/2032 (c)	177	179
SASCO Mortgage Loan Trust Series 2004-GEL3, Class M1, 5.07%, 8/25/2034 (k)	455	453
Saxon Asset Securities Trust Series 2004-2, Class MV2, 4.12%, 8/25/2035 (k)	130	129
Securitized Asset-Backed Receivables LLC Trust Series 2005-OP1, Class M2, 6.09%, 1/25/2035 (k)	351	325
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (c) (h)	5,500	4,673
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1, Class A3, 3.45%, 2/25/2032	764	372
Tesla Auto Lease Trust Series 2021-B, Class B, 0.91%, 9/22/2025 (c)	1,800	1,714
Theorem Funding Trust Series 2022-3A, Class A, 7.60%, 4/15/2029 (c)	655	658
Upstart Pass-Through Trust
Series 2022-PT3, Class A, 19.88%, 4/20/2030 ‡ (c) (k)	1,698	1,718
Series 2022-PT4, Class A, 19.63%, 5/20/2030 ‡ (c) (k)	3,073	3,073
Upstart Securitization Trust
Series 2021-5, Class C, 4.15%, 11/20/2031 (c)	1,200	1,040
Series 2022-1, Class C, 5.71%, 3/20/2032 (c)	1,200	1,045
Series 2022-4, Class A, 5.98%, 8/20/2032 (c)	377	372
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M8B, 5.00%, 10/25/2034 (c) (k)	290	254

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2004-2, Class M1, 6.31%, 10/25/2034 (k)	259	257
Series 2004-2, Class M8A, 9.91%, 10/25/2034 (c) (k)	290	293
		120,619
Total Asset-Backed Securities (Cost $145,376)		138,887
Foreign Government Securities — 1.2%
Angola — 0.1%
Republic of Angola
9.50%, 11/12/2025 (b)	970	972
8.25%, 5/9/2028 (b)	300	275
8.00%, 11/26/2029 (c)	1,550	1,367
8.00%, 11/26/2029 (b)	780	688
9.13%, 11/26/2049 (b)	840	679
		3,981
Argentina — 0.1%
Argentine Republic
1.00%, 7/9/2029	885	296
3.62%, 7/9/2035 (h)	5,116	1,594
4.25%, 1/9/2038 (h)	1,486	534
3.50%, 7/9/2041 (h)	3,395	1,097
3.62%, 7/9/2046 (h)	3,960	1,234
		4,755
Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 1/26/2026 (b)	770	784
7.00%, 10/12/2028 (b)	1,400	1,444
6.75%, 9/20/2029 (b)	200	201
5.45%, 9/16/2032 (c)	481	440
6.00%, 9/19/2044 (b)	1,500	1,232
7.50%, 9/20/2047 (b)	970	914
		5,015
Brazil — 0.1%
Federative Republic of Brazil
4.50%, 5/30/2029	2,230	2,120
8.25%, 1/20/2034	785	912
5.63%, 1/7/2041	950	863
5.00%, 1/27/2045	1,230	997
		4,892
Colombia — 0.1%
Republic of Colombia
4.50%, 1/28/2026	750	721
3.88%, 4/25/2027	990	909
4.50%, 3/15/2029	600	536
8.00%, 4/20/2033 (a)	950	997

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Colombia—continued
7.50%, 2/2/2034	593	599
7.38%, 9/18/2037	1,000	987
6.13%, 1/18/2041	950	807
5.00%, 6/15/2045	1,370	985
5.20%, 5/15/2049	420	305
4.13%, 5/15/2051	1,000	628
		7,474
Costa Rica — 0.0% ^
Republic of Costa Rica
6.13%, 2/19/2031 (b)	1,200	1,198
6.55%, 4/3/2034 (c)	1,490	1,507
7.00%, 4/4/2044 (b)	1,100	1,089
		3,794
Dominican Republic — 0.1%
Dominican Republic Government Bond
6.88%, 1/29/2026 (b)	1,200	1,210
5.95%, 1/25/2027 (b)	1,420	1,402
4.50%, 1/30/2030 (c)	790	699
7.05%, 2/3/2031 (c)	1,330	1,343
4.88%, 9/23/2032 (c)	1,090	944
7.45%, 4/30/2044 (b)	1,580	1,579
6.85%, 1/27/2045 (b)	500	465
6.50%, 2/15/2048 (b)	1,250	1,111
5.88%, 1/30/2060 (c)	880	695
		9,448
Ecuador — 0.0% ^
Republic of Ecuador
6.00%, 7/31/2030 (b) (h)	4,410	2,092
3.50%, 7/31/2035 (b) (h)	2,240	767
		2,859
Egypt — 0.1%
Arab Republic of Egypt
5.75%, 5/29/2024 (b)	1,720	1,611
3.88%, 2/16/2026 (c)	665	514
3.88%, 2/16/2026 (b)	600	464
7.50%, 1/31/2027 (b)	2,670	2,105
7.60%, 3/1/2029 (b)	800	574
5.88%, 2/16/2031 (a) (c)	482	298
7.05%, 1/15/2032 (c)	880	558
7.63%, 5/29/2032 (c)	750	483
8.70%, 3/1/2049 (c)	1,520	885
8.88%, 5/29/2050 (b)	250	147
8.15%, 11/20/2059 (c)	1,050	590
		8,229

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
El Salvador — 0.0% ^
Republic of El Salvador
5.88%, 1/30/2025 (b)	405	363
6.38%, 1/18/2027 (b)	1,175	856
7.12%, 1/20/2050 (b)	1,437	882
		2,101
Gabon — 0.0% ^
Gabonese Republic
6.95%, 6/16/2025 (b)	1,050	1,004
7.00%, 11/24/2031 (b)	1,000	844
		1,848
Ghana — 0.0% ^
Republic of Ghana 10.75%, 10/14/2030 (b) (i)	520	367
Guatemala — 0.0% ^
Republic of Guatemala
5.38%, 4/24/2032 (b)	250	237
6.13%, 6/1/2050 (c)	720	669
		906
Honduras — 0.0% ^
Republic of Honduras 6.25%, 1/19/2027 (b)	600	549
Iraq — 0.0% ^
Republic of Iraq 5.80%, 1/15/2028 (b)	1,786	1,654
Ivory Coast — 0.0% ^
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (b) (h)	737	690
6.13%, 6/15/2033 (b)	2,530	2,266
		2,956
Jordan — 0.0% ^
Hashemite Kingdom of Jordan 5.85%, 7/7/2030 (c)	1,810	1,677
Kenya — 0.0% ^
Republic of Kenya
6.88%, 6/24/2024 (b)	2,413	2,299
7.00%, 5/22/2027 (b)	400	360
6.30%, 1/23/2034 (c)	483	365
		3,024
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (b) (i)	625	46
6.85%, 3/23/2027 (b) (i)	2,639	192
6.65%, 11/3/2028 (b) (i)	2,215	157
		395
Mongolia — 0.0% ^
State of Mongolia
3.50%, 7/7/2027 (b)	200	171

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Mongolia—continued
8.65%, 1/19/2028 (c)	340	349
8.65%, 1/19/2028 (b)	400	411
4.45%, 7/7/2031 (b)	1,000	794
		1,725
Morocco — 0.0% ^
Kingdom of Morocco
5.95%, 3/8/2028 (c)	347	349
3.00%, 12/15/2032 (c)	690	554
6.50%, 9/8/2033 (c)	426	440
4.00%, 12/15/2050 (c)	650	444
		1,787
Namibia — 0.0% ^
Republic of Namibia 5.25%, 10/29/2025 (b)	400	378
Nigeria — 0.1%
Federal Republic of Nigeria
7.63%, 11/21/2025 (b)	1,000	977
6.50%, 11/28/2027 (c)	1,220	1,088
6.50%, 11/28/2027 (b)	2,020	1,801
8.75%, 1/21/2031 (b)	780	727
7.88%, 2/16/2032 (b)	710	619
7.63%, 11/28/2047 (b)	600	447
7.63%, 11/28/2047 (a) (c)	1,290	960
		6,619
Oman — 0.1%
Sultanate of Oman Government Bond
5.38%, 3/8/2027 (b)	1,020	1,005
6.00%, 8/1/2029 (b)	1,180	1,189
6.25%, 1/25/2031 (c)	264	271
7.38%, 10/28/2032 (c)	625	696
6.50%, 3/8/2047 (b)	340	326
6.75%, 1/17/2048 (b)	1,170	1,155
7.00%, 1/25/2051 (c)	301	307
		4,949
Pakistan — 0.0% ^
Islamic Republic of Pakistan
8.25%, 4/15/2024 (b)	1,430	1,150
8.25%, 9/30/2025 (b)	550	333
6.00%, 4/8/2026 (b)	450	241
7.38%, 4/8/2031 (c)	554	269
8.88%, 4/8/2051 (b)	767	352
		2,345
Paraguay — 0.0% ^
Republic of Paraguay
4.70%, 3/27/2027 (b)	400	388

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Paraguay—continued
6.10%, 8/11/2044 (b)	1,730	1,647
5.60%, 3/13/2048 (b)	350	308
5.40%, 3/30/2050 (c)	950	820
		3,163
Senegal — 0.0% ^
Republic of Senegal
6.25%, 5/23/2033 (b)	1,000	860
6.75%, 3/13/2048 (b)	650	485
6.75%, 3/13/2048 (c)	460	343
		1,688
Serbia — 0.0% ^
Republic of Serbia 6.50%, 9/26/2033 (a) (c)	300	300
South Africa — 0.1%
Republic of South Africa
4.88%, 4/14/2026	220	213
4.30%, 10/12/2028	2,380	2,149
6.25%, 3/8/2041	2,500	2,113
5.00%, 10/12/2046	700	489
5.75%, 9/30/2049	1,550	1,160
7.30%, 4/20/2052	600	533
		6,657
Turkey — 0.2%
Republic of Turkey
5.60%, 11/14/2024	1,750	1,719
4.88%, 10/9/2026	1,100	1,011
9.88%, 1/15/2028	4,376	4,641
5.13%, 2/17/2028	940	854
9.38%, 3/14/2029 (a)	1,500	1,566
5.25%, 3/13/2030	1,050	905
9.13%, 7/13/2030	900	935
9.38%, 1/19/2033	1,618	1,704
6.00%, 1/14/2041	1,040	819
4.88%, 4/16/2043	1,120	766
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (a) (c)	617	625
		15,545
Zambia — 0.0% ^
Republic of Zambia 8.97%, 7/30/2027 (b) (i)	800	458
Total Foreign Government Securities (Cost $131,135)		111,538
U.S. Treasury Obligations — 1.0%
United States — 1.0%
U.S. Treasury Bonds
3.63%, 2/15/2053	400	373
3.63%, 5/15/2053	400	374

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
United States — continued
U.S. Treasury Notes
0.88%, 1/31/2024 (q)	93,995	91,924
3.50%, 2/15/2033	800	771
3.38%, 5/15/2033	1,300	1,240
Total U.S. Treasury Obligations (Cost $95,127)		94,682
Convertible Bonds — 0.6%
Australia — 0.0% ^
DEXUS Finance Pty. Ltd. REIT, 2.30%, 6/19/2026 (b)	AUD1,600	1,040
Belgium — 0.0% ^
Groupe Bruxelles Lambert NV 2.13%, 11/29/2025 (b)	EUR400	432
Canada — 0.0% ^
Shopify, Inc. 0.13%, 11/1/2025	681	617
China — 0.1%
ESR Group Ltd. 1.50%, 9/30/2025 (b)	800	788
Hansoh Pharmaceutical Group Co. Ltd. Zero Coupon, 1/22/2026 (b)	600	580
Meituan Zero Coupon, 4/27/2028 (b)	1,200	995
PDD Holdings, Inc. Zero Coupon, 12/1/2025	1,120	1,095
Pharmaron Beijing Co. Ltd. Zero Coupon,6/18/2026 (b)	1,000	914
		4,372
France — 0.0% ^
Accor SA 0.70%, 12/7/2027 (b)	EUR580	296
Safran SA Series SAF, Zero Coupon, 4/1/2028 (b)	EUR434 (r)	471
Selena SARL Series PUM, Zero Coupon, 6/25/2025 (b)	EUR300	309
Ubisoft Entertainment SA Series UBI, Zero Coupon, 9/24/2024 (b)	EUR790 (r)	817
Worldline SA Zero Coupon, 7/30/2026 (b)	EUR921 (r)	872
		2,765
Germany — 0.0% ^
LEG Immobilien SE Series LEG, 0.88%, 9/1/2025 (b)	EUR200	201
MTU Aero Engines AG Series MTX, 0.05%, 3/18/2027 (b)	EUR1,000	965
RAG-Stiftung Zero Coupon, 10/2/2024 (b)	EUR600	626
Zalando SE Series B, 0.63%, 8/6/2027 (b)	EUR800	717
		2,509
Israel — 0.0% ^
Wix.com Ltd. Zero Coupon, 8/15/2025	1,673	1,475
Mexico — 0.0% ^
Fomento Economico Mexicano SAB de CV 2.63%, 2/24/2026 (b)	EUR400	446
New Zealand — 0.0% ^
Xero Investments Ltd. Zero Coupon, 12/2/2025 (b)	916	822
Singapore — 0.0% ^
Sea Ltd. 0.25%, 9/15/2026	1,234	993
South Korea — 0.0% ^
Delivery Hero SE Series A, 1.00%, 4/30/2026 (b)	EUR300	269

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Spain — 0.0% ^
Cellnex Telecom SA 0.75%, 11/20/2031 (b)	EUR1,200	1,021
Switzerland — 0.0% ^
Dufry One BV 0.75%, 3/30/2026 (b)	CHF600	624
United Arab Emirates — 0.0% ^
Abu Dhabi National Oil Co. 0.70%, 6/4/2024 (b)	2,200	2,079
United Kingdom — 0.1%
Barclays Bank plc Series VUN, Zero Coupon, 2/18/2025	508	523
Cornwall Jersey Ltd. 0.75%, 4/16/2026 (b)	GBP500	426
Just Eat Takeaway.com NV Series B, 0.63%, 2/9/2028 (b)	EUR600	436
Ocado Group plc 0.75%, 1/18/2027 (b)	GBP300	293
Shaftesbury Capital plc REIT, 2.00%, 3/30/2026	GBP500	549
Trainline plc 1.00%, 1/14/2026 (b)	GBP600	648
WH Smith plc 1.63%, 5/7/2026 (b)	GBP500	562
		3,437
United States — 0.4%
Affirm Holdings, Inc. Zero Coupon, 11/15/2026	1,508	1,118
Airbnb, Inc. Zero Coupon, 3/15/2026	693	623
Alteryx, Inc. 1.00%, 8/1/2026	1,137	957
American Water Capital Corp. 3.63%, 6/15/2026 (c)	589	597
Block, Inc. 0.25%, 11/1/2027	1,306	1,020
Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026	740	625
Chegg, Inc. Zero Coupon, 9/1/2026	1,646	1,232
Cloudflare, Inc. Zero Coupon, 8/15/2026	766	656
Coinbase Global, Inc. 0.50%, 6/1/2026	429	328
Confluent, Inc. Zero Coupon, 1/15/2027	1,560	1,296
DISH Network Corp.
2.38%, 3/15/2024	3,135	2,876
3.38%, 8/15/2026	4,533	2,514
DocuSign, Inc. Zero Coupon, 1/15/2024	1,575	1,536
Dropbox, Inc. Zero Coupon, 3/1/2026	999	946
Enphase Energy, Inc. Zero Coupon, 3/1/2026	314	288
Etsy, Inc. 0.25%, 6/15/2028	535	432
Expedia Group, Inc. Zero Coupon, 2/15/2026	1,007	900
Gulfport Energy Corp. 10.00% (Cash), 9/5/2023 ‡ * (e) (f) (j)	—	2,334
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027	469	411
Liberty Interactive LLC
4.00%, 11/15/2029	3,709	873
3.75%, 2/15/2030	320	70
Okta, Inc. 0.13%, 9/1/2025	999	907
Peloton Interactive, Inc. Zero Coupon, 2/15/2026	1,133	864
QIAGEN NV Series QGEN, Zero Coupon, 12/17/2027 (b)	600	533
Redwood Trust, Inc. REIT, 4.75%, 8/15/2023	716	708
Repay Holdings Corp. Zero Coupon, 2/1/2026 (c)	855	702
RingCentral, Inc.
Zero Coupon, 3/1/2025	1,093	1,006
Zero Coupon, 3/15/2026	1,704	1,415

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
United States — continued
RWT Holdings, Inc. 5.75%, 10/1/2025	313	283
Shift4 Payments, Inc. 0.50%, 8/1/2027	544	484
Snap, Inc. Zero Coupon, 5/1/2027	1,328	995
Southern Co. (The) 3.88%, 12/15/2025 (c)	439	441
Splunk, Inc. 1.13%, 6/15/2027	657	566
Spotify USA, Inc. Zero Coupon, 3/15/2026	1,359	1,155
Teladoc Health, Inc. 1.25%, 6/1/2027	774	625
TripAdvisor, Inc. 0.25%, 4/1/2026	672	568
Uber Technologies, Inc. Zero Coupon, 12/15/2025	1,071	1,029
Unity Software, Inc. Zero Coupon, 11/15/2026	384	307
Vishay Intertechnology, Inc. 2.25%, 6/15/2025	756	808
Zillow Group, Inc. 2.75%, 5/15/2025	278	304
		35,332
Vietnam — 0.0% ^
Novaland Investment Group Corp. 5.25%, 7/16/2026 (b)	1,200	314
Total Convertible Bonds (Cost $65,837)		58,547
	SHARES (000)
Preferred Stocks — 0.5%
United States — 0.5%
Allstate Corp. (The) Series J, 7.38%, 7/15/2028 ($25 par value) (s)	76	2,040
Bank of America Corp.,
Series KK, 5.38%, 6/25/2024 ($25 par value) (s)	92	2,103
Series LL, 5.00%, 9/17/2024 ($25 par value) (s)	35	759
Goodman Networks, Inc. ‡ *	64	—
Morgan Stanley,
Series I, 6.38%, 10/15/2024 ($25 par value) (k) (s)	72	1,795
Series K, 5.85%, 4/15/2027 ($25 par value) (k) (s)	295	7,072
Series P, 6.50%, 10/15/2027 ($25 par value) (s)	200	5,212
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,316	1,882
SCE Trust VI 5.00%, 9/5/2023 ($25 par value) (s)	387	7,654
Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	122	2,702
State Street Corp. Series G, 5.35%, 3/15/2026 ($25 par value) (k) (s)	43	997
Truist Financial Corp. Series R, 4.75%, 9/1/2025 ($25 par value) (s)	43	860
Wells Fargo & Co.,
Series Y, 5.63%, 9/15/2023 ($25 par value) (s)	153	3,547
Series Z, 4.75%, 3/15/2025 ($25 par value) (s)	722	13,798
Total Preferred Stocks (Cost $57,295)		50,421

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Convertible Preferred Stocks — 0.2%
United States — 0.2%
AMG Capital Trust II 5.15%, 10/15/2037 ($50 par value)	20	984
Bank of America Corp. Series L, 7.25%, 12/1/2023 ($1,000 par value)	2	2,624
Claire's Stores, Inc. ‡ *	3	7,523
NextEra Energy, Inc. 6.93%, 9/1/2025 ($49 par value)	45	2,044
Wells Fargo & Co. Series L, 7.50% ($1,000 par value)	2	1,733
Total Convertible Preferred Stocks (Cost $8,177)		14,908
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD ‡ *	47	1,069
United States — 0.0% ^
Cineworld Group expiring 11/23/2025, price 4,149.00 GBP *	17	—
Total Warrants (Cost $1)		1,069
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
FHLMC UMBS, 30 Year Pool # SD8238, 4.50%, 8/1/2052	52	49
FNMA UMBS, 20 Year Pool # CA1231, 3.50%, 2/1/2038	231	218
FNMA UMBS, 30 Year
Pool # MA4398, 2.00%, 8/1/2051	557	452
Pool # MA4465, 2.00%, 11/1/2051	50	40
Pool # MA4548, 2.50%, 2/1/2052	18	15
Pool # MA4563, 2.50%, 3/1/2052	55	47
Pool # MA4564, 3.00%, 3/1/2052	16	14
Pool # MA4733, 4.50%, 9/1/2052	95	91
Total Mortgage-Backed Securities (Cost $1,078)		926
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Luxembourg — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025‡ *	56	—
United States — 0.0% ^
Vistra Corp., expiring 12/31/2049‡ *	488	622
Total Rights (Cost $1)		622

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 3.1%
Certificates of Deposits — 0.1%
Barclays Bank plc, 5.72%, 12/7/2023	734	734
Mizuho Bank Ltd., 5.40%, 12/14/2023	1,059	1,057
Sumitomo Mitsui Banking Corp., (SOFR + 0.70%), 6.00%, 6/6/2024 (g)	922	923
Total Certificates of Deposits (Cost $2,715)		2,714
Commercial Paper — 0.3%
American Honda Finance Corp., 5.67%, 9/22/2023 (t)	1,200	1,190
AT&T, Inc., 5.68%, 12/20/2023 (t)	476	465
Australia & New Zealand Banking Group Ltd., 5.39%, 12/15/2023 (t)	1,225	1,200
BASF SE, 5.60%, 12/1/2023 (t)	767	752
Citigroup Global Markets, Inc., 5.43%, 1/8/2024 (t)	589	574
DNB Bank ASA
5.38%, 12/19/2023 (t)	1,020	998
5.77%, 3/25/2024 (t)	700	674
EIDP, Inc., 5.71%, 9/28/2023 (t)	850	843
Federation des caisses Desjardins du Quebec (The), 5.65%, 12/20/2023 (t)	1,000	978
FMS Wertmanagement, 5.21%, 10/30/2023 (t)	1,400	1,381
Glencore Funding LLC, 5.87%, 11/10/2023 (t)	1,315	1,294
Henkel US Operations Corp., 4.31%, 9/7/2023 (t)	78	78
HSBC USA, Inc., 6.06%, 12/7/2023 (t)	1,188	1,164
ING US Funding LLC, 5.73%, 1/31/2024 (t)	1,200	1,166
Lloyds Bank plc, 5.90%, 4/22/2024 (t)	976	935
LVMH Moet Hennessy Louis Vuitton SE, 5.76%, 5/21/2024 (t)	1,395	1,332
Macquarie Bank Ltd., 5.49%, 11/15/2023 (t)	1,000	984
MUFG Bank Ltd., 5.83%, 1/12/2024 (t)	275	268
Natixis SA, 5.29%, 10/6/2023 (t)	1,000	990
Natwest Markets Securities, Inc.
5.76%, 12/8/2023 (c) (t)	1,400	1,372
6.00%, 7/22/2024 (c) (t)	294	277
Nederlandse Waterschapsbank NV, 5.03%, 10/11/2023 (t)	750	742
PSP Capital, Inc.
5.25%, 10/30/2023 (c) (t)	1,050	1,036
5.39%, 11/28/2023 (c) (t)	700	687
Royal Bank of Canada, 5.51%, 12/12/2023 (t)	333	326
Skandinaviska Enskilda Banken AB, 5.79%, 3/26/2024 (t)	1,200	1,155
Societe Generale SA, 5.90%, 6/21/2024 (t)	900	854
Standard Chartered Bank, 5.58%, 2/21/2024 (t)	700	677
Ste Transcore Holdings, Inc., 5.20%, 8/7/2023 (t)	1,200	1,199
Svenska Handelsbanken AB, 5.80%, 6/13/2024 (t)	1,200	1,140
Tampa Electric Co., 5.58%, 8/21/2023 (t)	1,050	1,047
TransCanada PipeLines Ltd., 5.55%, 8/11/2023 (t)	424	423
Westpac Banking Corp., 5.23%, 10/11/2023 (t)	1,000	989
Total Commercial Paper (Cost $29,211)		29,190

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (m) (u)	52,163	52,173
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (m) (u)	71,366	71,380
Total Investment Companies (Cost $123,543)		123,553
Investment of Cash Collateral from Securities Loaned — 1.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (m) (u)	121,937	121,961
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (m) (u)	14,713	14,713
Total Investment of Cash Collateral from Securities Loaned (Cost $136,673)		136,674
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Bills, 5.40%, 1/11/2024 (t)(Cost $1,318)	1,350	1,318
Total Short-Term Investments (Cost $293,460)		293,449
Total Investments — 100.6% (Cost $9,577,585)		9,653,345
Liabilities in Excess of Other Assets — (0.6)%		(55,175)
NET ASSETS — 100.0%		9,598,170

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CHF	Swiss Franc
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
CVA	Dutch Certification
DIP	Debtor-in-Possession
ETF	Exchange Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of July 31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 is $130,647.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at July 31, 2023 is $193,246 or 2.01% of the Fund’s net
assets as of July 31, 2023.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2023.

(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2023.
(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2023.

(i)	Defaulted security.
(j)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(k)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2023.

(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	All or a portion of this security is unsettled as of July 31, 2023. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(r)	Amount represents Units.
(s)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of July 31, 2023.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
(t)	The rate shown is the effective yield as of July 31, 2023.
(u)	The rate shown is the current yield as of July 31, 2023.
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	9.9%
U.S. Equity	8.1
Oil, Gas & Consumable Fuels	7.4
Commercial Mortgage-Backed Securities	3.9
Collateralized Mortgage Obligations	3.8
Diversified Telecommunication Services	3.3
Electric Utilities	3.2
Media	3.2
Capital Markets	2.8
Pharmaceuticals	2.7
Insurance	2.7
Semiconductors & Semiconductor Equipment	2.3
Hotels, Restaurants & Leisure	1.8
Health Care Providers & Services	1.8
Chemicals	1.5
Metals & Mining	1.5
Asset-Backed Securities	1.4
Specialty Retail	1.3
Automobile Components	1.3
Multi-Utilities	1.3
Food Products	1.3
Wireless Telecommunication Services	1.3
Consumer Finance	1.2
Machinery	1.2
Foreign Government Securities	1.2
Consumer Staples Distribution & Retail	1.1
Specialized REITs	1.1
Commercial Services & Supplies	1.0
U.S. Treasury Notes	1.0
Beverages	1.0
Others (each less than 1.0%)	20.4
Short-Term Investments	3.0
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of July 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	31,801	09/20/2023	USD	3,544,818	(78,642)
U.S. Treasury Ultra Bond	484	09/20/2023	USD	64,145	(1,173)
					(79,815)
Short Contracts
EURO STOXX 50 Index	(4,735)	09/15/2023	EUR	(233,963)	(8,960)
S&P 500 E-Mini Index	(697)	09/15/2023	USD	(160,868)	(9,544)
					(18,504)
					(98,319)

Abbreviations
EUR	Euro
USD	United States Dollar

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at July 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$18,268	$—	$18,268
United States	—	102,258	18,361	120,619
Total Asset-Backed Securities	—	120,526	18,361	138,887
Collateralized Mortgage Obligations
Bermuda	—	813	—	813
United States	—	364,685	2	364,687
Total Collateralized Mortgage Obligations	—	365,498	2	365,500
Commercial Mortgage-Backed Securities
United States	—	332,771	45,925	378,696
Common Stocks
Australia	—	81,689	—	81,689
Austria	—	7,779	—	7,779
Belgium	—	11,006	—	11,006
Brazil	34,205	1,437	—	35,642
Canada	185,495	—	—	185,495
Chile	6,647	—	—	6,647
China	15,788	205,942	—	221,730
Denmark	—	24,194	—	24,194
Egypt	2,307	—	—	2,307
Finland	—	59,162	—	59,162
France	—	139,379	—	139,379
Germany	—	119,837	—	119,837
Hong Kong	—	43,156	—	43,156
India	17,787	16,431	—	34,218
Indonesia	—	34,288	—	34,288
Ireland	5,946	—	—	5,946
Israel	—	1,959	—	1,959
Italy	—	81,074	—	81,074
Japan	—	156,003	—	156,003
Luxembourg	—	3,089	6,422	9,511
Mexico	45,456	—	—	45,456
Netherlands	—	62,522	—	62,522
New Zealand	—	8,061	—	8,061
Norway	2,876	28,372	—	31,248
Poland	—	8,953	—	8,953
Portugal	1,102	7,457	—	8,559
Russia	—	—	106	106
Saudi Arabia	—	11,102	—	11,102
Singapore	—	39,938	—	39,938
South Africa	30,859	22,563	—	53,422

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Korea	$1,408	$91,692	$—	$93,100
Spain	2,453	98,019	—	100,472
Sweden	—	47,364	—	47,364
Switzerland	—	59,544	—	59,544
Taiwan	17,186	109,316	—	126,502
Thailand	14,049	—	—	14,049
United Kingdom	20,290	217,974	—	238,264
United States	1,559,296	100,803	8,727	1,668,826
Total Common Stocks	1,963,150	1,900,105	15,255	3,878,510
Convertible Bonds
Australia	—	1,040	—	1,040
Belgium	—	432	—	432
Canada	—	617	—	617
China	—	4,372	—	4,372
France	—	2,765	—	2,765
Germany	—	2,509	—	2,509
Israel	—	1,475	—	1,475
Mexico	—	446	—	446
New Zealand	—	822	—	822
Singapore	—	993	—	993
South Korea	—	269	—	269
Spain	—	1,021	—	1,021
Switzerland	—	624	—	624
United Arab Emirates	—	2,079	—	2,079
United Kingdom	—	3,437	—	3,437
United States	—	32,998	2,334	35,332
Vietnam	—	314	—	314
Total Convertible Bonds	—	56,213	2,334	58,547
Convertible Preferred Stocks
United States	7,385	—	7,523	14,908
Corporate Bonds
Australia	—	11,970	—	11,970
Austria	—	1,123	—	1,123
Azerbaijan	—	2,184	—	2,184
Bahrain	—	1,170	—	1,170
Belgium	—	2,689	—	2,689
Brazil	—	3,424	—	3,424
Canada	—	168,354	—	168,354
China	—	26,735	—	26,735
Colombia	—	1,952	—	1,952
Denmark	—	4,594	—	4,594
Finland	—	8,360	—	8,360
France	—	92,301	—	92,301
Germany	—	16,387	—	16,387
Guatemala	—	1,051	—	1,051
Hong Kong	—	14,390	—	14,390

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
India	$—	$25,748	$—	$25,748
Indonesia	—	11,552	—	11,552
Ireland	—	19,679	—	19,679
Israel	—	1,089	—	1,089
Italy	—	9,955	—	9,955
Japan	—	14,418	—	14,418
Kazakhstan	—	2,799	—	2,799
Luxembourg	—	20,293	1	20,294
Macau	—	15,591	—	15,591
Malaysia	—	280	—	280
Mexico	—	15,569	—	15,569
Morocco	—	403	—	403
Netherlands	—	45,939	—	45,939
Norway	—	7,154	—	7,154
Panama	—	823	—	823
Paraguay	—	262	—	262
Peru	—	1,463	—	1,463
Philippines	—	3,941	—	3,941
Singapore	—	1,222	—	1,222
South Africa	—	3,163	—	3,163
South Korea	—	1,027	—	1,027
Spain	—	32,127	—	32,127
Sweden	—	4,611	—	4,611
Switzerland	—	35,545	—	35,545
Thailand	—	5,177	—	5,177
United Kingdom	—	152,119	—	152,119
United States	—	2,472,490	2	2,472,492
Uzbekistan	—	1,139	—	1,139
Total Corporate Bonds	—	3,262,262	3	3,262,265
Exchange-Traded Funds	781,476	—	—	781,476
Foreign Government Securities	—	111,538	—	111,538
Loan Assignments
Canada	—	456	—	456
France	—	2,519	—	2,519
Germany	—	2,514	—	2,514
Ireland	—	507	—	507
Luxembourg	—	11,327	—	11,327
Netherlands	—	946	—	946
United States	—	196,277	7,303	203,580
Total Loan Assignments	—	214,546	7,303	221,849
Mortgage-Backed Securities	—	926	—	926
Preferred Stocks
United States	48,539	—	1,882	50,421
Rights	—	—	622	622
U.S. Treasury Obligations	—	94,682	—	94,682

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Warrants
United Kingdom	$—	$—	$1,069	$1,069
United States	—	— (a)	—	— (a)
Total Warrants	—	— (a)	1,069	1,069
Short-Term Investments
Certificates of Deposits	—	2,714	—	2,714
Commercial Paper	—	29,190	—	29,190
Investment Companies	123,553	—	—	123,553
Investment of Cash Collateral from Securities Loaned	136,674	—	—	136,674
U.S. Treasury Obligations	—	1,318	—	1,318
Total Short-Term Investments	260,227	33,222	—	293,449
Total Investments in Securities	$3,060,777	$6,492,289	$100,279	$9,653,345
Depreciation in Other Financial Instruments
Futures Contracts	$(98,319)	$—	$—	$(98,319)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of October 31, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2023
Investments in Securities:
Asset-Backed Securities	$84,575	$(277)	$599	$17	$— (a)	$(24,924)	$8,133	$(49,762)	$18,361
Collateralized Mortgage Obligations	144,403	70	421	— (a)	5,171	(18,314)	2	(131,751)	2
Commercial Mortgage-Backed Securities	269,605	(15,197)	18,209	37	10,425	(71,878)	36,167	(201,443)	45,925
Common Stocks	9,550	423	(3,539)	—	—	(424)	9,245	—	15,255
Convertible Bonds	2,040	—	294	—	—	—	—	—	2,334
Convertible Preferred Stocks	7,100	—	423	—	—	—	—	—	7,523
Corporate Bonds	17	6	—	—	—	(6)	—	(14)	3
Loan Assignments	2,697	—	257	753	7,164	(3,568)	—	—	7,303
Preferred Stocks	2,537	—	(655)	—	—	—	—	—	1,882
Rights	622	— (a)	—	—	—	—	—	—	622
Warrants	2,162	—	(1,093)	—	—	—	—	—	1,069
Total	$525,308	$(14,975)	$14,916	$807	$22,760	$(119,114)	$53,547	$(382,970)	$100,279

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(5,590).
For the period ended July 31, 2023, transfers in and out of level 3 were the result of decreased or increased transparency of market activity and observability of certain inputs used in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at July 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$- (b )	Market Comparable Companies	EBITDA Multiple (c)	5.0x(5.0x)
			Liquidity Discount	30.00% (30.00%)

Common Stocks	- (b )
	- (b )	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Preferred Stocks	- (b )
	2,143	Discounted Cash Flow	Constant Prepayment Rate	8.00% - 18.00% (9.98%)
			Constant Default Rate	5.00% - 12.00% (10.61%)
			Yield (Discount Rate of Cash Flows)	7.74% - 10.17% (8.22%)

Asset-Backed Securities	2,143
	16	Terms of Restructuring	Expected Recovery	10.90% (10.90%)

Loan Assignments	16
	2,334	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	2,334
	1	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Rights	1
Total	$4,494

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At July 31, 2023, the value of these investments was $95,785. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Equity Premium Income ETF (a)	$292,788	$467,785	$192,392	$(22,689)	$40,520	$586,012	10,487	$39,452	$—
JPMorgan Nasdaq Equity Premium Income ETF (a)	—	192,903	—	—	2,561	195,464	3,954	—	—
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	47,930	401,308	397,068	3	— (c)	52,173	52,163	1,674	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (a) (b)	407,567	4,495,188	4,831,391	14	2	71,380	71,366	8,114	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	147,949	310,000	336,001	80	(67)	121,961	121,937	4,825	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	29,510	280,067	294,864	—	—	14,713	14,713	621	—
Total	$925,744	$6,147,251	$6,051,716	$(22,592)	$43,016	$1,041,703		$54,686	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.
(c)	Amount rounds to less than one thousand.